UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Lifetime Asset Allocation Funds (Classes T, T1 and L)

Annual Report

December 31, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Great-West Lifetime 2015 Fund I

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside of the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

From a valuation standpoint, it was a good year to seek out underpriced stocks. Value stocks outperformed growth across all market caps. The Russell 1000 Value Index generated returns of 17.5% in 2012, relative to only 15.3% for the Russell 1000 Growth Index. In small cap equities, the variance was even more pronounced. The Russell 2000 Value Index posted 18.1% to the Russell 2000 Growth Index’s 14.6%. Much of this variance in returns to valuation occurred in the fourth quarter when value stocks outpaced growth handily.

From the Fund’s perspective, however, some of the biggest winners were in real estate. A key index tracking the domestic publicly traded real estate market, the FTSE NAREIT All Equity REITs Index logged returns of 19.7%. On the international real estate front, the FTSE EPRA/NAREIT Developed ex-US Index posted a phenomenal 38.6%.

In fixed income longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

Another big winner for the year in fixed income was high yield bonds. The Barclays U.S. Corporate High Yield Index put up an impressive 15.8% in 2012, easily surpassing investment-grade counterparts.

For the annual period ended December 31, 2012, the Great-West Lifetime 2015 Fund I (Class T Shares) returned 10.76%, relative to the 9.85% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2015 Index.

Driving this outperformance was strong performance in a number of key underlying funds (Great-West Putnam Equity Income, Great-West T. Rowe Price Equity Income, Great-West Janus Large Cap Growth, Great-West Templeton Global Bond and Oppenheimer International Bond). In addition, the Fund benefited, relative to the benchmark, from its allocation to the real estate and international real estate asset classes as well as the high yield bond asset class.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Morningstar Lifetime Conservative 2015 Index
	10,000.00	10,000.00
2009*	11,836.51	11,639.00
2010	13,100.38	12,919.29
2011	13,397.75	13,584.63
2012	14,839.35	14,922.72

*For the period May 1, 2009 through December 31, 2009.

Note:   Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception (5/1/09)
Class T	10.76%	11.36%
Class T1	10.65%	11.29%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	58.21%
Cash or Cash Equivalents	1.83%
Fixed Interest Contract	4.75%
International Equity	7.88%
Large-Cap Equity	12.90%
Mid-Cap Equity	5.53%
Real Estate Equity	5.95%
Small-Cap Equity	2.95%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/30/2012)	Ending Account Value (12/31/12)	Expenses Paid During Period* (6/30/12-12/31/12)
Class T
Actual	$1,000.00	$1,052.50	$4.31

Hypothetical (5% return before expenses)	$1,000.00	$1,021.07	$4.24

Class T1
Actual	$1,000.00	$1,052.00	$4.82

Hypothetical (5% return before expenses)	$1,000.00	$1,020.57	$4.75

*Expenses are equal to the Fund’s annualized expense ratio of 0.83% for the Class T shares and 0.93% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.71%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2015 Fund II

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside of the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

From a valuation standpoint, it was a good year to seek out underpriced stocks. Value stocks outperformed growth across all market caps. The Russell 1000 Value Index generated returns of 17.5% in 2012, relative to only 15.3% for the Russell 1000 Growth Index. In small cap equities, the variance was even more pronounced. The Russell 2000 Value Index posted 18.1% to the Russell 2000 Growth Index’s 14.6%. Much of this variance in returns to valuation occurred in the fourth quarter when value stocks outpaced growth handily.

From the Fund’s perspective, however, some of the biggest winners were in real estate. A key index tracking the domestic publicly traded real estate market, the FTSE NAREIT All Equity REITs Index logged returns of 19.7%. On the international real estate front, the FTSE EPRA/NAREIT Developed ex-US Index posted a phenomenal 38.6%.

In fixed income longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

Another big winner for the year in fixed income was high yield bonds. The Barclays U.S. Corporate High Yield Index put up an impressive 15.8% in 2012, easily surpassing investment-grade counterparts.

For the annual period ended December 31, 2012, the Great-West Lifetime 2015 Fund II (Class T Shares) returned 11.91%, relative to the 11.49% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2015 Index.

Driving this outperformance was strong performance in a number of key underlying funds (Great-West Putnam Equity Income, Great-West T. Rowe Price Equity Income, Great-West Janus Large Cap Growth, Great-West Templeton Global Bond and Oppenheimer International Bond). In addition, the Fund benefited, relative to the benchmark, from its allocation to the real estate and international real estate asset classes as well as the high yield bond asset class.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Morningstar Lifetime Moderate 2015 Index
	10,000.00	10,000.00
2009*	12,048.11	12,171.00
2010	13,444.63	13,749.58
2011	13,644.96	14,148.32
2012	15,270.07	15,773.96

*For the period May 1, 2009 through December 31, 2009.

Note:   Performance for the Class T1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception
Class T	11.91%	12.25%*
Class T1	11.86%	12.17%*
Class L	11.58%	5.00%**

*Since inception on May 1, 2009.

**Since inception on April 7, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	48.95%
Cash or Cash Equivalents	1.54%
Fixed Interest Contract	4.00%
International Equity	10.39%
Large-Cap Equity	17.23%
Mid-Cap Equity	7.38%
Real Estate Equity	6.60%
Small-Cap Equity	3.91%%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/30/2012)	Ending Account Value (12/31/12)	Expenses Paid During Period* (6/30/12-12/31/12)
Class T
Actual	$1,000.00	$1,058.90	$4.43

Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.35

Class T1
Actual	$1,000.00	$1,059.00	$5.04

Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$4.95

Class L
Actual	$1,000.00	$1,057.90	$5.76

Hypothetical (5% return before expenses)	$1,000.00	$1,019.67	$5.66

*Expenses are equal to the Fund’s annualized expense ratio of 0.86% for the Class T shares, 0.96% for the Class T1 shares and 1.11% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.74%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2015 Fund III

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside of the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

From a valuation standpoint, it was a good year to seek out underpriced stocks. Value stocks outperformed growth across all market caps. The Russell 1000 Value Index generated returns of 17.5% in 2012, relative to only 15.3% for the Russell 1000 Growth Index. In small cap equities, the variance was even more pronounced. The Russell 2000 Value Index posted 18.1% to the Russell 2000 Growth Index’s 14.6%. Much of this variance in returns to valuation occurred in the fourth quarter when value stocks outpaced growth handily.

From the Fund’s perspective, however, some of the biggest winners were in real estate. A key index tracking the domestic publicly traded real estate market, the FTSE NAREIT All Equity REITs Index logged returns of 19.7%. On the international real estate front, the FTSE EPRA/NAREIT Developed ex-US Index posted a phenomenal 38.6%.

In fixed income longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

Another big winner for the year in fixed income was high yield bonds. The Barclays U.S. Corporate High Yield Index put up an impressive 15.8% in 2012, easily surpassing investment-grade counterparts.

For the annual period ended December 31, 2012, the Great-West Lifetime 2015 Fund III (Class T Shares) returned 13.01%, relative to the 13.15% for the Fund’s benchmark, the Morningstar Lifetime Aggressive 2015 Index.

This underperformance was primarily due to fees. Unlike the benchmark, the Fund has operating expenses that weigh on its net performance. The Fund benefited from strong performance in a number of key underlying funds including Great-West Putnam Equity Income, Great-West T. Rowe Price Equity Income, Great-West Janus Large Cap Growth, Great-West Templeton Global Bond and Oppenheimer International Bond). In addition, the Fund benefited, relative to the benchmark, from its allocation to the real estate and international real estate asset classes as well as the high yield bond asset class.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Morningstar Lifetime Aggressive 2015 Index
	10,000.00	10,000.00
2009*	12,307.03	12,675.00
2010	13,850.97	14,571.18
2011	13,893.90	14,655.69
2012	15,701.50	16,582.92

*For the period May 1, 2009 through December 31, 2009.

Note:   Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception (5/1/09)
Class T	13.01%	13.09%
Class T1	12.90%	13.03%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	40.19%
Cash or Cash Equivalents	1.26%
Fixed Interest Contract	3.26%
International Equity	12.81%
Large-Cap Equity	21.32%
Mid-Cap Equity	9.14%
Real Estate Equity	7.19%
Small-Cap Equity	4.83%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/30/2012)	Ending Account Value (12/31/12)	Expenses Paid During Period* (6/30/12-12/31/12)
Class T
Actual	$1,000.00	$1,065.10	$4.44

Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.35

Class T1
Actual	$1,000.00	$1,064.80	$4.96

Hypothetical (5% return before expenses)	$1,000.00	$1,020.47	$4.85

*Expenses are equal to the Fund’s annualized expense ratio of 0.85% for the Class T shares and 0.95% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.73%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund I

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside of the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

From a valuation standpoint, it was a good year to seek out underpriced stocks. Value stocks outperformed growth across all market caps. The Russell 1000 Value Index generated returns of 17.5% in 2012, relative to only 15.3% for the Russell 1000 Growth Index. In small cap equities, the variance was even more pronounced. The Russell 2000 Value Index posted 18.1% to the Russell 2000 Growth Index’s 14.6%. Much of this variance in returns to valuation occurred in the fourth quarter when value stocks outpaced growth handily.

From the Fund’s perspective, however, some of the biggest winners were in real estate. A key index tracking the domestic publicly traded real estate market, the FTSE NAREIT All Equity REITs Index logged returns of 19.7%. On the international real estate front, the FTSE EPRA/NAREIT Developed ex-US Index posted a phenomenal 38.6%.

In fixed income longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

Another big winner for the year in fixed income was high yield bonds. The Barclays U.S. Corporate High Yield Index put up an impressive 15.8% in 2012, easily surpassing investment-grade counterparts.

For the annual period ended December 31, 2012, the Great-West Lifetime 2025 Fund I (Class T Shares) returned 12.54%, relative to the 11.75% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2025 Index.

Driving this outperformance was strong performance in a number of key underlying funds (Great-West Putnam Equity Income, Great-West T. Rowe Price Equity Income, Great-West Janus Large Cap Growth, Great-West Templeton Global Bond and Oppenheimer International Bond). In addition, the Fund benefited, relative to the benchmark, from its allocation to the real estate and international real estate asset classes as well as the high yield bond asset class.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Morningstar Lifetime Conservative 2025 Index
	10,000.00	10,000.00
2009*	12,215.01	12,189.00
2010	13,712.66	13,766.26
2011	13,742.83	14,230.18
2012	15,466.18	15,902.23

*For the period May 1, 2009 through December 31, 2009.

Note:   Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception (5/1/09)
Class T	12.54%	12.63%
Class T1	12.47%	12.53%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	47.49%
Cash or Cash Equivalents	0.90%
Fixed Interest Contract	2.33%
International Equity	13.02%
Large-Cap Equity	18.02%
Mid-Cap Equity	7.74%
Real Estate Equity	5.62%
Small-Cap Equity	4.88%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/30/2012)	Ending Account Value (12/31/12)	Expenses Paid During Period* (6/30/12-12/31/12)
Class T
Actual	$1,000.00	$1,063.80	$4.64

Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.55

Class T1
Actual	$1,000.00	$1,063.60	$5.16

Hypothetical (5% return before expenses)	$1,000.00	$1,020.27	$5.05

*Expenses are equal to the Fund’s annualized expense ratio of 0.89% for the Class T shares and 0.99% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.77%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund II

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside of the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

From a valuation standpoint, it was a good year to seek out underpriced stocks. Value stocks outperformed growth across all market caps. The Russell 1000 Value Index generated returns of 17.5% in 2012, relative to only 15.3% for the Russell 1000 Growth Index. In small cap equities, the variance was even more pronounced. The Russell 2000 Value Index posted 18.1% to the Russell 2000 Growth Index’s 14.6%. Much of this variance in returns to valuation occurred in the fourth quarter when value stocks outpaced growth handily.

From the Fund’s perspective, however, some of the biggest winners were in real estate. A key index tracking the domestic publicly traded real estate market, the FTSE NAREIT All Equity REITs Index logged returns of 19.7%. On the international real estate front, the FTSE EPRA/NAREIT Developed ex-US Index posted a phenomenal 38.6%.

In fixed income longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

Another big winner for the year in fixed income was high yield bonds. The Barclays U.S. Corporate High Yield Index put up an impressive 15.8% in 2012, easily surpassing investment-grade counterparts.

For the annual period ended December 31, 2012, the Great-West Lifetime 2025 Fund II (Class T Shares) returned 13.93%, relative to the 13.67% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2025 Index.

Driving this outperformance was strong performance in a number of key underlying funds (Great-West Putnam Equity Income, Great-West T. Rowe Price Equity Income, Great-West Janus Large Cap Growth, Great-West Templeton Global Bond and Oppenheimer International Bond). In addition, the Fund benefited, relative to the benchmark, from its allocation to the real estate and international real estate asset classes as well as the high yield bond asset class.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Morningstar Lifetime Moderate 2025 Index
	10,000.00	10,000.00
2009*	12,514.46	12,792.00
2010	14,169.75	14,735.10
2011	14,028.05	14,770.47
2012	15,982.16	16,789.59

*For the period May 1, 2009 through December 31, 2009.

Note:   Performance for the Class T1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception
Class T	13.93%	13.64%*
Class T1	13.88%	13.55%*
Class L	13.65%	4.05%**

*Since inception on May 1, 2009.

**Since inception on April 7, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	33.94%
Cash or Cash Equivalents	0.63%
Fixed Interest Contract	1.65%
International Equity	17.11%
Large-Cap Equity	23.90%
Mid-Cap Equity	10.27%
Real Estate Equity	6.05%
Small-Cap Equity	6.45%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/30/2012)	Ending Account Value (12/31/12)	Expenses Paid During Period* (6/30/12-12/31/12)
Class T
Actual	$1,000.00	$1,072.10	$4.87

Hypothetical (5% return before expenses)	$1,000.00	$1,020.57	$4.75

Class T1
Actual	$1,000.00	$1,071.80	$5.39

Hypothetical (5% return before expenses)	$1,000.00	$1,020.07	$5.25

Class L
Actual	$1,000.00	$1,070.20	$6.11

Hypothetical (5% return before expenses)	$1,000.00	$1,019.37	$5.96

*Expenses are equal to the Fund’s annualized expense ratio of 0.92% for the Class T shares, 1.02% for the Class T1 shares and 1.17% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.80%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund III

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside of the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

From a valuation standpoint, it was a good year to seek out underpriced stocks. Value stocks outperformed growth across all market caps. The Russell 1000 Value Index generated returns of 17.5% in 2012, relative to only 15.3% for the Russell 1000 Growth Index. In small cap equities, the variance was even more pronounced. The Russell 2000 Value Index posted 18.1% to the Russell 2000 Growth Index’s 14.6%. Much of this variance in returns to valuation occurred in the fourth quarter when value stocks outpaced growth handily.

From the Fund’s perspective, however, some of the biggest winners were in real estate. A key index tracking the domestic publicly traded real estate market, the FTSE NAREIT All Equity REITs Index logged returns of 19.7%. On the international real estate front, the FTSE EPRA/NAREIT Developed ex-US Index posted a phenomenal 38.6%.

In fixed income longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

Another big winner for the year in fixed income was high yield bonds. The Barclays U.S. Corporate High Yield Index put up an impressive 15.8% in 2012, easily surpassing investment-grade counterparts.

For the annual period ended December 31, 2012, the Great-West Lifetime 2025 Fund III (Class T Shares) returned 15.12%, relative to the 15.10% for the Fund’s benchmark, the Morningstar Lifetime Aggressive 2025 Index.

Driving this outperformance was strong performance in a number of key underlying funds (Great-West Putnam Equity Income, Great-West T. Rowe Price Equity Income, Great-West Janus Large Cap Growth, Great-West Templeton Global Bond and Oppenheimer International Bond). In addition, the Fund benefited, relative to the benchmark, from its allocation to the real estate and international real estate asset classes as well as the high yield bond asset class.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Morningstar Lifetime Aggressive 2025 Index
	10,000.00	10,000.00
2009*	12,762.75	13,163.00
2010	14,589.83	15,353.32
2011	14,248.43	15,053.93
2012	16,402.79	17,327.08

*For the period May 1, 2009 through December 31, 2009.

Note:   Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception (5/1/09)
Class T	15.12%	14.45%
Class T1	15.02%	14.36%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	21.58%
Cash or Cash Equivalents	0.41%
Fixed Interest Contract	1.06%
International Equity	20.93%
Large-Cap Equity	29.09%
Mid-Cap Equity	12.52%
Real Estate Equity	6.52%
Small-Cap Equity	7.89%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/30/2012)	Ending Account Value (12/31/12)	Expenses Paid During Period* (6/30/12-12/31/12)
Class T
Actual	$1,000.00	$1,078.40	$4.88

Hypothetical (5% return before expenses)	$1,000.00	$1,020.57	$4.75

Class T1
Actual	$1,000.00	$1,077.50	$5.40

Hypothetical (5% return before expenses)	$1,000.00	$1,020.07	$5.25

*Expenses are equal to the Fund’s annualized expense ratio of 0.92% for the Class T shares and 1.02% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.80%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund I

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside of the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

From a valuation standpoint, it was a good year to seek out underpriced stocks. Value stocks outperformed growth across all market caps. The Russell 1000 Value Index generated returns of 17.5% in 2012, relative to only 15.3% for the Russell 1000 Growth Index. In small cap equities, the variance was even more pronounced. The Russell 2000 Value Index posted 18.1% to the Russell 2000 Growth Index’s 14.6%. Much of this variance in returns to valuation occurred in the fourth quarter when value stocks outpaced growth handily.

From the Fund’s perspective, however, some of the biggest winners were in real estate. A key index tracking the domestic publicly traded real estate market, the FTSE NAREIT All Equity REITs Index logged returns of 19.7%. On the international real estate front, the FTSE EPRA/NAREIT Developed ex-US Index posted a phenomenal 38.6%.

In fixed income longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

Another big winner for the year in fixed income was high yield bonds. The Barclays U.S. Corporate High Yield Index put up an impressive 15.8% in 2012, easily surpassing investment-grade counterparts.

For the annual period ended December 31, 2012, the Great-West Lifetime 2035 Fund I (Class T Shares) returned 14.73%, relative to the 13.97% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2035 Index.

Driving this outperformance was strong performance in a number of key underlying funds (Great-West Putnam Equity Income, Great-West T. Rowe Price Equity Income, Great-West Janus Large Cap Growth, Great-West Templeton Global Bond and Oppenheimer International Bond). In addition, the Fund benefited, relative to the benchmark, from its allocation to the real estate and international real estate asset classes as well as the high yield bond asset class.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Morningstar Lifetime Conservative 2035 Index
	10,000.00	10,000.00
2009*	12,649.85	12,798.00
2010	14,394.95	14,733.06
2011	14,104.17	14,761.05
2012	16,181.71	16,823.17

*For the period May 1, 2009 through December 31, 2009.

Note:   Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception (5/1/09)
Class T	14.73%	14.03%
Class T1	14.63%	13.91%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	28.43%
Cash or Cash Equivalents	0.22%
Fixed Interest Contract	0.58%
International Equity	21.53%
Large-Cap Equity	25.19%
Mid-Cap Equity	10.84%
Real Estate Equity	5.26%
Small-Cap Equity	7.95%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/30/2012)	Ending Account Value (12/31/12)	Expenses Paid During Period* (6/30/12-12/31/12)
Class T
Actual	$1,000.00	$1,077.10	$4.99

Hypothetical (5% return before expenses)	$1,000.00	$1,020.47	$4.85

Class T1
Actual	$1,000.00	$1,076.70	$5.50

Hypothetical (5% return before expenses)	$1,000.00	$1,019.97	$5.35

*Expenses are equal to the Fund’s annualized expense ratio of 0.95% for the Class T shares and 1.05% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.83%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund II

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside of the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

From a valuation standpoint, it was a good year to seek out underpriced stocks. Value stocks outperformed growth across all market caps. The Russell 1000 Value Index generated returns of 17.5% in 2012, relative to only 15.3% for the Russell 1000 Growth Index. In small cap equities, the variance was even more pronounced. The Russell 2000 Value Index posted 18.1% to the Russell 2000 Growth Index’s 14.6%. Much of this variance in returns to valuation occurred in the fourth quarter when value stocks outpaced growth handily.

From the Fund’s perspective, however, some of the biggest winners were in real estate. A key index tracking the domestic publicly traded real estate market, the FTSE NAREIT All Equity REITs Index logged returns of 19.7%. On the international real estate front, the FTSE EPRA/NAREIT Developed ex-US Index posted a phenomenal 38.6%.

In fixed income longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

Another big winner for the year in fixed income was high yield bonds. The Barclays U.S. Corporate High Yield Index put up an impressive 15.8% in 2012, easily surpassing investment-grade counterparts.

For the annual period ended December 31, 2012, the Great-West Lifetime 2035 Fund II (Class T Shares) returned 15.83%, relative to the 15.36% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2035 Index.

Driving this outperformance was strong performance in a number of key underlying funds (Great-West Putnam Equity Income, Great-West T. Rowe Price Equity Income, Great-West Janus Large Cap Growth, Great-West Templeton Global Bond and Oppenheimer International Bond). In addition, the Fund benefited, relative to the benchmark, from its allocation to the real estate and international real estate asset classes as well as the high yield bond asset class.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Morningstar Lifetime Moderate 2035 Index
	10,000.00	10,000.00
2009*	12,819.33	13,180.00
2010	14,690.51	15,359.97
2011	14,224.82	15,009.76
2012	16,476.61	17,315.26

*For the period May 1, 2009 through December 31, 2009.

Note:   Performance for the Class T1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception
Class T	15.83%	14.59%*
Class T1	15.71%	14.46%*
Class L	15.56%	3.24%**

*Since inception on May 1, 2009.

**Since inception on April 7, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	15.13%
Cash or Cash Equivalents	0.12%
Fixed Interest Contract	0.31%
International Equity	25.86%
Large-Cap Equity	30.35%
Mid-Cap Equity	13.09%
Real Estate Equity	5.53%
Small-Cap Equity	9.61%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/30/2012)	Ending Account Value (12/31/12)	Expenses Paid During Period* (6/30/12-12/31/12)
Class T
Actual	$1,000.00	$1,083.60	$5.21

Hypothetical (5% return before expenses)	$1,000.00	$1,020.27	$5.05

Class T1
Actual	$1,000.00	$1,082.80	$5.73

Hypothetical (5% return before expenses)	$1,000.00	$1,019.77	$5.55

Class L
Actual	$1,000.00	$1,082.50	$6.46

Hypothetical (5% return before expenses)	$1,000.00	$1,019.07	$6.26

*Expenses are equal to the Fund’s annualized expense ratio of 0.98% for the Class T shares, 1.08% for the Class T1 shares and 1.23% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.86%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund III

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside of the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

From a valuation standpoint, it was a good year to seek out underpriced stocks. Value stocks outperformed growth across all market caps. The Russell 1000 Value Index generated returns of 17.5% in 2012, relative to only 15.3% for the Russell 1000 Growth Index. In small cap equities, the variance was even more pronounced. The Russell 2000 Value Index posted 18.1% to the Russell 2000 Growth Index’s 14.6%. Much of this variance in returns to valuation occurred in the fourth quarter when value stocks outpaced growth handily.

From the Fund’s perspective, however, some of the biggest winners were in real estate. A key index tracking the domestic publicly traded real estate market, the FTSE NAREIT All Equity REITs Index logged returns of 19.7%. On the international real estate front, the FTSE EPRA/NAREIT Developed ex-US Index posted a phenomenal 38.6%.

In fixed income longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

Another big winner for the year in fixed income was high yield bonds. The Barclays U.S. Corporate High Yield Index put up an impressive 15.8% in 2012, easily surpassing investment-grade counterparts.

For the annual period ended December 31, 2012, the Great-West Lifetime 2035 Fund III (Class T Shares) returned 16.51%, relative to the 15.99% for the Fund’s benchmark, the Morningstar Lifetime Aggressive 2035 Index.

Driving this outperformance was strong performance in a number of key underlying funds (Great-West Putnam Equity Income, Great-West T. Rowe Price Equity Income, Great-West Janus Large Cap Growth, Great-West Templeton Global Bond and Oppenheimer International Bond). In addition, the Fund benefited, relative to the benchmark, from its allocation to the real estate and international real estate asset classes as well as the high yield bond asset class.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Morningstar Lifetime Aggressive 2035 Index
	10,000.00	10,000.00
2009*	12,981.32	13,341.00
2010	14,946.64	15,623.65
2011	14,380.16	15,101.82
2012	16,754.33	17,516.60

*For the period May 1, 2009 through December 31, 2009.

Note:   Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception (5/1/09)
Class T	16.51%	15.12%
Class T1	16.34%	15.00%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	7.31%
Cash or Cash Equivalents	0.06%
Fixed Interest Contract	0.15%
International Equity	28.51%
Large-Cap Equity	33.28%
Mid-Cap Equity	14.36%
Real Estate Equity	5.82%
Small-Cap Equity	10.51%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/30/2012)	Ending Account Value (12/31/12)	Expenses Paid During Period* (6/30/12-12/31/12)
Class T
Actual	$1,000.00	$1,087.20	$5.11

Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$4.95

Class T1
Actual	$1,000.00	$1,087.10	$5.64

Hypothetical (5% return before expenses)	$1,000.00	$1,019.87	$5.45

*Expenses are equal to the Fund’s annualized expense ratio of 0.96% for the Class T shares and 1.06% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.84%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund I

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside of the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

From a valuation standpoint, it was a good year to seek out underpriced stocks. Value stocks outperformed growth across all market caps. The Russell 1000 Value Index generated returns of 17.5% in 2012, relative to only 15.3% for the Russell 1000 Growth Index. In small cap equities, the variance was even more pronounced. The Russell 2000 Value Index posted 18.1% to the Russell 2000 Growth Index’s 14.6%. Much of this variance in returns to valuation occurred in the fourth quarter when value stocks outpaced growth handily.

From the Fund’s perspective, however, some of the biggest winners were in real estate. A key index tracking the domestic publicly traded real estate market, the FTSE NAREIT All Equity REITs Index logged returns of 19.7%. On the international real estate front, the FTSE EPRA/NAREIT Developed ex-US Index posted a phenomenal 38.6%.

In fixed income longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

Another big winner for the year in fixed income was high yield bonds. The Barclays U.S. Corporate High Yield Index put up an impressive 15.8% in 2012, easily surpassing investment-grade counterparts.

For the annual period ended December 31, 2012, the Great-West Lifetime 2045 Fund I (Class T Shares) returned 15.71%, relative to the 15.15% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2045 Index.

Driving this outperformance was strong performance in a number of key underlying funds (Great-West Putnam Equity Income, Great-West T. Rowe Price Equity Income, Great-West Janus Large Cap Growth, Great-West Templeton Global Bond and Oppenheimer International Bond). In addition, the Fund benefited, relative to the benchmark, from its allocation to the real estate and international real estate asset classes as well as the high yield bond asset class.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Morningstar Lifetime Conservative 2045 Index
	10,000.00	10,000.00
2009*	12,817.57	13,045.00
2010	14,659.94	15,130.90
2011	14,189.36	14,887.29
2012	16,418.51	17,142.71

*For the period May 1, 2009 through December 31, 2009.

Note:   Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception (5/1/09)
Class T	15.71%	14.48%
Class T1	15.58%	14.36%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	17.30%
International Equity	28.07%
Large-Cap Equity	27.75%
Mid-Cap Equity	11.92%
Real Estate Equity	4.92%
Small-Cap Equity	10.04%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/30/2012)	Ending Account Value (12/31/12)	Expenses Paid During Period* (6/30/12-12/31/12)
Class T
Actual	$1,000.00	$1,085.10	$5.21

Hypothetical (5% return before expenses)	$1,000.00	$1,020.27	$5.05

Class T1
Actual	$1,000.00	$1,084.30	$5.73

Hypothetical (5% return before expenses)	$1,000.00	$1,019.77	$5.55

*Expenses are equal to the Fund’s annualized expense ratio of 0.98% for the Class T shares and 1.08% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.86%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund II

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside of the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

From a valuation standpoint, it was a good year to seek out underpriced stocks. Value stocks outperformed growth across all market caps. The Russell 1000 Value Index generated returns of 17.5% in 2012, relative to only 15.3% for the Russell 1000 Growth Index. In small cap equities, the variance was even more pronounced. The Russell 2000 Value Index posted 18.1% to the Russell 2000 Growth Index’s 14.6%. Much of this variance in returns to valuation occurred in the fourth quarter when value stocks outpaced growth handily.

From the Fund’s perspective, however, some of the biggest winners were in real estate. A key index tracking the domestic publicly traded real estate market, the FTSE NAREIT All Equity REITs Index logged returns of 19.7%. On the international real estate front, the FTSE EPRA/NAREIT Developed ex-US Index posted a phenomenal 38.6%.

In fixed income longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

Another big winner for the year in fixed income was high yield bonds. The Barclays U.S. Corporate High Yield Index put up an impressive 15.8% in 2012, easily surpassing investment-grade counterparts.

For the annual period ended December 31, 2012, the Great-West Lifetime 2045 Fund II (Class T Shares) returned 16.41%, relative to the 15.84% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2045 Index.

Driving this outperformance was strong performance in a number of key underlying funds (Great-West Putnam Equity Income, Great-West T. Rowe Price Equity Income, Great-West Janus Large Cap Growth, Great-West Templeton Global Bond and Oppenheimer International Bond). In addition, the Fund benefited, relative to the benchmark, from its allocation to the real estate and international real estate asset classes as well as the high yield bond asset class.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Morningstar Lifetime Moderate 2045 Index
	10,000.00	10,000.00
2009*	12,961.45	13,296.00
2010	14,905.86	15,525.74
2011	14,297.70	15,030.47
2012	16,643.95	17,411.29

*For the period May 1, 2009 through December 31, 2009.

Note:   Performance for the Class T1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception
Class T	16.41%	14.91%*
Class T1	16.22%	14.78%*
Class L	16.17%	2.98%**

*Since inception on May 1, 2009.

**Since inception on April 7, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	8.82%
International Equity	31.04%
Large-Cap Equity	30.71%
Mid-Cap Equity	13.22%
Real Estate Equity	5.04%
Small-Cap Equity	11.17%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/30/2012)	Ending Account Value (12/31/12)	Expenses Paid During Period* (6/30/12-12/31/12)
Class T
Actual	$1,000.00	$1,088.70	$5.22

Hypothetical (5% return before expenses)	$1,000.00	$1,020.27	$5.05

Class T1
Actual	$1,000.00	$1,087.60	$5.74

Hypothetical (5% return before expenses)	$1,000.00	$1,019.77	$5.55

Class L
Actual	$1,000.00	$1,087.50	$6.58

Hypothetical (5% return before expenses)	$1,000.00	$1,018.97	$6.36

*Expenses are equal to the Fund’s annualized expense ratio of 0.99% for the Class T shares, 1.09% for the Class T1 shares and 1.24% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.87%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund III

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside of the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

From a valuation standpoint, it was a good year to seek out underpriced stocks. Value stocks outperformed growth across all market caps. The Russell 1000 Value Index generated returns of 17.5% in 2012, relative to only 15.3% for the Russell 1000 Growth Index. In small cap equities, the variance was even more pronounced. The Russell 2000 Value Index posted 18.1% to the Russell 2000 Growth Index’s 14.6%. Much of this variance in returns to valuation occurred in the fourth quarter when value stocks outpaced growth handily.

From the Fund’s perspective, however, some of the biggest winners were in real estate. A key index tracking the domestic publicly traded real estate market, the FTSE NAREIT All Equity REITs Index logged returns of 19.7%. On the international real estate front, the FTSE EPRA/NAREIT Developed ex-US Index posted a phenomenal 38.6%.

In fixed income longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

Another big winner for the year in fixed income was high yield bonds. The Barclays U.S. Corporate High Yield Index put up an impressive 15.8% in 2012, easily surpassing investment-grade counterparts.

For the annual period ended December 31, 2012, the Great-West Lifetime 2045 Fund III (Class T Shares) returned 16.77%, relative to the 16.15% for the Fund’s benchmark, the Morningstar Lifetime Aggressive 2045 Index.

Driving this outperformance was strong performance in a number of key underlying funds (Great-West Putnam Equity Income, Great-West T. Rowe Price Equity Income, Great-West Janus Large Cap Growth, Great-West Templeton Global Bond and Oppenheimer International Bond). In addition, the Fund benefited, relative to the benchmark, from its allocation to the real estate and international real estate asset classes as well as the high yield bond asset class.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Morningstar Lifetime Aggressive 2045 Index
	10,000.00	10,000.00
2009	13,028.29	13,415.00
2010	15,011.63	15,712.99
2011	14,345.11	15,095.47
2012	16,750.79	17,533.39

*For the period May 1, 2009 through December 31, 2009.

Note:   Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception (5/1/09)
Class T	16.77%	15.11%
Class T1	16.59%	14.98%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	5.15%
International Equity	32.46%
Large-Cap Equity	31.89%
Mid-Cap Equity	13.74%
Real Estate Equity	5.18%
Small-Cap Equity	11.58%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/30/2012)	Ending Account Value (12/31/12)	Expenses Paid During Period* (6/30/12-12/31/12)
Class T
Actual	$1,000.00	$1,090.60	$5.12

Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$4.95

Class T1
Actual	$1,000.00	$1,090.20	$5.64

Hypothetical (5% return before expenses)	$1,000.00	$1,019.87	$5.45

*Expenses are equal to the Fund’s annualized expense ratio of 0.96% for the Class T shares and 1.06% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.84%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund I

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside of the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

From a valuation standpoint, it was a good year to seek out underpriced stocks. Value stocks outperformed growth across all market caps. The Russell 1000 Value Index generated returns of 17.5% in 2012, relative to only 15.3% for the Russell 1000 Growth Index. In small cap equities, the variance was even more pronounced. The Russell 2000 Value Index posted 18.1% to the Russell 2000 Growth Index’s 14.6%. Much of this variance in returns to valuation occurred in the fourth quarter when value stocks outpaced growth handily.

From the Fund’s perspective, however, some of the biggest winners were in real estate. A key index tracking the domestic publicly traded real estate market, the FTSE NAREIT All Equity REITs Index logged returns of 19.7%. On the international real estate front, the FTSE EPRA/NAREIT Developed ex-US Index posted a phenomenal 38.6%.

In fixed income longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

Another big winner for the year in fixed income was high yield bonds. The Barclays U.S. Corporate High Yield Index put up an impressive 15.8% in 2012, easily surpassing investment-grade counterparts.

For the annual period ended December 31, 2012, the Great-West Lifetime 2055 Fund I (Class T Shares) returned 15.88%, relative to the 15.50% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2055 Index.

Driving this outperformance was strong performance in a number of key underlying funds (Great-West Putnam Equity Income, Great-West T. Rowe Price Equity Income, Great-West Janus Large Cap Growth, Great-West Templeton Global Bond and Oppenheimer International Bond). In addition, the Fund benefited, relative to the benchmark, from its allocation to the real estate and international real estate asset classes as well as the high yield bond asset class.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Morningstar Lifetime Conservative 2055 Index
	10,000.00	10,000.00
2009*	12,844.20	13,135.00
2010	14,716.22	15,244.48
2011	14,162.89	14,893.86
2012	16,411.96	17,202.41

*For the period May 1, 2009 through December 31, 2009.

Note:   Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception (5/1/09)
Class T	15.88%	14.46%
Class T1	15.86%	14.35%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	15.10%
International Equity	31.64%
Large-Cap Equity	26.45%
Mid-Cap Equity	11.33%
Real Estate Equity	4.59%
Small-Cap Equity	10.89%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/30/2012)	Ending Account Value (12/31/12)	Expenses Paid During Period* (6/30/12-12/31/12)
Class T
Actual	$1,000.00	$1,087.40	$5.22

Hypothetical (5% return before expenses)	$1,000.00	$1,020.27	$5.05

Class T1
Actual	$1,000.00	$1,086.80	$5.74

Hypothetical (5% return before expenses)	$1,000.00	$1,019.77	$5.55

*Expenses are equal to the Fund’s annualized expense ratio of 0.99% for the Class T shares and 1.09% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.87%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund II

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside of the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

From a valuation standpoint, it was a good year to seek out underpriced stocks. Value stocks outperformed growth across all market caps. The Russell 1000 Value Index generated returns of 17.5% in 2012, relative to only 15.3% for the Russell 1000 Growth Index. In small cap equities, the variance was even more pronounced. The Russell 2000 Value Index posted 18.1% to the Russell 2000 Growth Index’s 14.6%. Much of this variance in returns to valuation occurred in the fourth quarter when value stocks outpaced growth handily.

From the Fund’s perspective, however, some of the biggest winners were in real estate. A key index tracking the domestic publicly traded real estate market, the FTSE NAREIT All Equity REITs Index logged returns of 19.7%. On the international real estate front, the FTSE EPRA/NAREIT Developed ex-US Index posted a phenomenal 38.6%.

In fixed income longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

Another big winner for the year in fixed income was high yield bonds. The Barclays U.S. Corporate High Yield Index put up an impressive 15.8% in 2012, easily surpassing investment-grade counterparts.

For the annual period ended December 31, 2012, the Great-West Lifetime 2055 Fund II (Class T Shares) returned 16.58%, relative to the 16.00% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2055 Index.

Driving this outperformance was strong performance in a number of key underlying funds (Great-West Putnam Equity Income, Great-West T. Rowe Price Equity Income, Great-West Janus Large Cap Growth, Great-West Templeton Global Bond and Oppenheimer International Bond). In addition, the Fund benefited, relative to the benchmark, from its allocation to the real estate and international real estate asset classes as well as the high yield bond asset class.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Morningstar Lifetime Moderate 2055 Index
	10,000.00	10,000.00
2009*	13,001.09	13,365.00
2010	14,946.58	15,603.64
2011	14,271.00	15,018.50
2012	16,637.13	17,421.46

*For the period May 1, 2009 through December 31, 2009.

Note:   Performance for the Class T1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception
Class T	16.58%	14.89%*
Class T1	16.45%	14.74%*
Class L	16.19%	2.76%**

*Since inception on May 1, 2009.

**Since inception on April 7, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	8.03
International Equity	34.47
Large-Cap Equity	28.68
Mid-Cap Equity	12.37
Real Estate Equity	4.57
Small-Cap Equity	11.88
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/30/2012)	Ending Account Value (12/31/12)	Expenses Paid During Period* (6/30/12-12/31/12)
Class T
Actual	$1,000.00	$1,091.10	$5.33

Hypothetical (5% return before expenses)	$1,000.00	$1,020.17	$5.15

Class T1
Actual	$1,000.00	$1,091.00	$5.85

Hypothetical (5% return before expenses)	$1,000.00	$1,019.67	$5.66

Class L
Actual	$1,000.00	$1,090.40	$6.58

Hypothetical (5% return before expenses)	$1,000.00	$1,018.97	$6.36

*Expenses are equal to the Fund’s annualized expense ratio of 1.00% for the Class T shares, 1.10% for the Class T1 shares and 1.25% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.88%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund III

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside of the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

From a valuation standpoint, it was a good year to seek out underpriced stocks. Value stocks outperformed growth across all market caps. The Russell 1000 Value Index generated returns of 17.5% in 2012, relative to only 15.3% for the Russell 1000 Growth Index. In small cap equities, the variance was even more pronounced. The Russell 2000 Value Index posted 18.1% to the Russell 2000 Growth Index’s 14.6%. Much of this variance in returns to valuation occurred in the fourth quarter when value stocks outpaced growth handily.

From the Fund’s perspective, however, some of the biggest winners were in real estate. A key index tracking the domestic publicly traded real estate market, the FTSE NAREIT All Equity REITs Index logged returns of 19.7%. On the international real estate front, the FTSE EPRA/NAREIT Developed ex-US Index posted a phenomenal 38.6%.

In fixed income longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

Another big winner for the year in fixed income was high yield bonds. The Barclays U.S. Corporate High Yield Index put up an impressive 15.8% in 2012, easily surpassing investment-grade counterparts.

For the annual period ended December 31, 2012, the Great-West Lifetime 2055 Fund III (Class T Shares) returned 16.81%, relative to the 16.24% for the Fund’s benchmark, the Morningstar Lifetime Aggressive 2055 Index.

Driving this outperformance was strong performance in a number of key underlying funds (Great-West Putnam Equity Income, Great-West T. Rowe Price Equity Income, Great-West Janus Large Cap Growth, Great-West Templeton Global Bond and Oppenheimer International Bond). In addition, the Fund benefited, relative to the benchmark, from its allocation to the real estate and international real estate asset classes as well as the high yield bond asset class.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Morningstar Lifetime Aggressive 2055 Index
	10,000.00	10,000.00
2009*	13,054.56	13,480.00
2010	15,017.44	15,785.08
2011	14,296.61	15,079.49
2012	16,699.87	17,528.40

*For the period May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception (5/1/09)
Class T	16.81%	15.01%
Class T1	16.68%	14.95%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	5.03
International Equity	35.68
Large-Cap Equity	29.71
Mid-Cap Equity	12.78

Real Estate Equity	4.54
Small-Cap Equity	12.26
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/30/2012)	Ending Account Value (12/31/12)	Expenses Paid During Period* (6/30/12-12/31/12)
Class T
Actual	$1,000.00	$1,092.80	$5.23

Hypothetical (5% return before expenses)	$1,000.00	$1,020.27	$5.05

Class T1
Actual	$1,000.00	$1,091.90	$5.75

Hypothetical (5% return before expenses)	$1,000.00	$1,019.77	$5.55

*Expenses are equal to the Fund’s annualized expense ratio of 0.99% for the Class T shares and 1.09% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.87%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND I

Schedule of Investments

As of December 31, 2012

Shares		Value

BOND MUTUAL FUNDS
960,062	American Century Inflation Adjusted Bond Fund A	$12,653,624
2,062,165	Great-West Bond Index Fund Initial Class(a)	28,684,717
2,621,844	Great-West Federated Bond Fund Initial Class(a)	28,709,187
1,306,115	Great-West Putnam High Yield Bond Fund Initial Class(a)	10,919,123
552,268	Great-West Short Duration Bond Fund Initial Class(a)	5,776,724
607,898	Great-West Templeton Global Bond Fund Initial Class(a)	5,927,002
351,941	Metropolitan West High Yield Bond Fund	3,667,221
902,366	Oppenheimer International Bond Fund A	5,937,569

TOTAL BOND MUTUAL FUNDS — 51.83% (Cost $101,476,227)		$102,275,167

EQUITY MUTUAL FUNDS
33,421	Allianz NFJ Small Cap Value Fund A	950,160
85,850	Cohen & Steers International Realty Fund	970,107
45,566	Goldman Sachs Mid Cap Value Fund A	1,778,423
265,818	Great-West American Century Growth Fund Initial Class(a)	2,865,516
611,212	Great-West International Index Fund Initial Class(a)	5,885,969
324,793	Great-West Janus Large Cap Growth Fund Initial Class(a)	2,871,166
42,335	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	950,432
117,892	Great-West MFS International Growth Fund Initial Class(a)	1,325,102
182,383	Great-West MFS International Value Fund Initial Class(a)	1,617,736
308,199	Great-West Putnam Equity Income Fund Initial Class(a)	3,494,980
471,847	Great-West Real Estate Index Fund Initial Class(a)	4,902,489
999,253	Great-West S&P 500® Index Fund Initial Class(a)	12,740,478
497,239	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	5,454,715

Shares		Value

EQUITY MUTUAL FUNDS — (continued)
299,413	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$2,892,330
213,978	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	3,494,256
75,441	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,324,741
26,332	Harbor International Fund Investor	1,620,718
25,181	Invesco Developing Markets Fund R5	852,112
82,981	Invesco Global Real Estate Fund R5	968,389
45,286	Invesco International Growth Fund R5	1,323,268
31,429	Invesco Small Cap Discovery Fund A	317,122
83,995	Janus Perkins Mid Cap Value Fund S	1,787,411
39,875	Janus Triton Fund	713,372
115,324	Nuveen Real Estate Securities Fund	2,451,792
55,511	Oppenheimer Developing Markets Fund A	1,958,987
1,027,203	PIMCO Real Return Fund	12,603,777
115,458	T. Rowe Price Real Estate Fund	2,450,012
38,129	Third Avenue Real Estate Value Fund	967,335
28,066	Wells Fargo Advantage Common Stock Fund A	573,115

TOTAL EQUITY MUTUAL FUNDS — 41.61% (Cost $78,670,398)		$82,106,010

MONEY MARKET FUND
3,601,011	Great-West Money Market Fund(a)	3,601,011

TOTAL MONEY MARKET FUND — 1.83% (Cost $3,601,011)		$3,601,011

Account Balance

FIXED INTEREST CONTRACT
9,368,686(b)	Great-West Life & Annuity Contract(a) 1.70% (c)	9,368,686

TOTAL FIXED INTEREST CONTRACT — 4.75% (Cost $9,368,686)		$9,368,686

TOTAL INVESTMENTS — 100.02% (Cost $193,116,322)		$197,350,874

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(31,452)

TOTAL NET ASSETS — 100.00%		$197,319,422

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND II

Schedule of Investments

As of December 31, 2012

Shares		Value

BOND MUTUAL FUNDS
2,924,448	American Century Inflation Adjusted Bond Fund A	$38,544,233
6,264,201	Great-West Bond Index Fund Initial Class(a)	87,135,030
8,013,294	Great-West Federated Bond Fund Initial Class(a)	87,745,566
4,007,776	Great-West Putnam High Yield Bond Fund Initial Class(a)	33,505,005
1,683,566	Great-West Short Duration Bond Fund Initial Class(a)	17,610,104
1,879,748	Great-West Templeton Global Bond Fund Initial Class(a)	18,327,542
1,073,953	Metropolitan West High Yield Bond Fund	11,190,591
2,769,746	Oppenheimer International Bond Fund A	18,224,931

TOTAL BOND MUTUAL FUNDS — 43.59% (Cost $310,302,141)		$312,283,002

EQUITY MUTUAL FUNDS
159,530	Allianz NFJ Small Cap Value Fund A	4,535,434
368,693	Cohen & Steers International Realty Fund	4,166,226
219,560	Goldman Sachs Mid Cap Value Fund A	8,569,410
1,293,042	Great-West American Century Growth Fund Initial Class(a)	13,938,992
2,945,028	Great-West International Index Fund Initial Class(a)	28,360,622
1,576,353	Great-West Janus Large Cap Growth Fund Initial Class(a)	13,934,957
202,728	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	4,551,241
573,518	Great-West MFS International Growth Fund Initial Class(a)	6,446,340
880,145	Great-West MFS International Value Fund Initial Class(a)	7,806,889
1,492,049	Great-West Putnam Equity Income Fund Initial Class(a)	16,919,837
1,872,936	Great-West Real Estate Index Fund Initial Class(a)	19,459,804
4,841,051	Great-West S&P 500® Index Fund Initial Class(a)	61,723,395
2,411,570	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	26,454,919

Shares		Value

Equity Mutual Funds — (continued)
1,452,623	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$14,032,337
1,035,700	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	16,912,985
372,376	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	6,538,920
127,175	Harbor International Fund Investor	7,827,648
118,689	Invesco Developing Markets Fund R5	4,016,426
356,454	Invesco Global Real Estate Fund R5	4,159,823
218,394	Invesco International Growth Fund R5	6,381,471
143,205	Invesco Small Cap Discovery Fund A	1,444,937
403,940	Janus Perkins Mid Cap Value Fund S	8,595,844
193,282	Janus Triton Fund	3,457,816
456,737	Nuveen Real Estate Securities Fund	9,710,236
268,161	Oppenheimer Developing Markets Fund A	9,463,420
3,134,651	PIMCO Real Return Fund	38,462,167
460,026	T. Rowe Price Real Estate Fund	9,761,763
163,802	Third Avenue Real Estate Value Fund	4,155,662
134,024	Wells Fargo Advantage Common Stock Fund A	2,736,774

TOTAL EQUITY MUTUAL FUNDS — 50.89% (Cost $348,321,572)		$364,526,295

MONEY MARKET FUND
11,037,673	Great-West Money Market Fund(a)	11,037,673

TOTAL MONEY MARKET FUND — 1.54% (Cost $11,037,673)		$11,037,673

Account Balance

FIXED INTEREST CONTRACT
28,631,622(b)	Great-West Life & Annuity Contract(a) 1.70% (c)	28,631,622

TOTAL FIXED INTEREST CONTRACT — 4.00% (Cost $28,631,622)		$28,631,622

TOTAL INVESTMENTS — 100.02% (Cost $698,293,008)		$716,478,592

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(120,692)

TOTAL NET ASSETS — 100.00%		$716,357,900

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND III

Schedule of Investments

As of December 31, 2012

Shares		Value

BOND MUTUAL FUNDS
80,343	American Century Inflation Adjusted Bond Fund A	$1,058,921
173,511	Great-West Bond Index Fund Initial Class(a)	2,413,541
221,541	Great-West Federated Bond Fund Initial Class(a)	2,425,870
110,687	Great-West Putnam High Yield Bond Fund Initial Class(a)	925,339
46,694	Great-West Short Duration Bond Fund Initial Class(a)	488,421
51,767	Great-West Templeton Global Bond Fund Initial Class(a)	504,729
29,531	Metropolitan West High Yield Bond Fund	307,713
75,882	Oppenheimer International Bond Fund A	499,306

TOTAL BOND MUTUAL FUNDS — 35.80% (Cost $8,598,069)		$8,623,840

EQUITY MUTUAL FUNDS
6,622	Allianz NFJ Small Cap Value Fund A	188,262
14,268	Cohen & Steers International Realty Fund	161,231
9,147	Goldman Sachs Mid Cap Value Fund A	357,010
53,680	Great-West American Century Growth Fund Initial Class(a)	578,667
122,765	Great-West International Index Fund Initial Class(a)	1,182,228
65,489	Great-West Janus Large Cap Growth Fund Initial Class(a)	578,923
8,434	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	189,340
23,724	Great-West MFS International Growth Fund Initial Class(a)	266,661
36,539	Great-West MFS International Value Fund Initial Class(a)	324,099
62,206	Great-West Putnam Equity Income Fund Initial Class(a)	705,414
67,855	Great-West Real Estate Index Fund Initial Class(a)	705,012
201,350	Great-West S&P 500® Index Fund Initial Class(a)	2,567,212
100,396	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	1,101,339

Shares		Value

Equity Mutual Funds — (continued)
60,360	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$583,072
43,173	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	705,006
15,449	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	271,289
5,268	Harbor International Fund Investor	324,268
4,986	Invesco Developing Markets Fund R5	168,723
13,788	Invesco Global Real Estate Fund R5	160,907
9,037	Invesco International Growth Fund R5	264,048
6,005	Invesco Small Cap Discovery Fund A	60,593
16,777	Janus Perkins Mid Cap Value Fund S	357,016
7,971	Janus Triton Fund	142,599
16,643	Nuveen Real Estate Securities Fund	353,834
11,174	Oppenheimer Developing Markets Fund A	394,335
86,225	PIMCO Real Return Fund	1,057,986
16,526	T. Rowe Price Real Estate Fund	350,685
6,337	Third Avenue Real Estate Value Fund	160,780
5,673	Wells Fargo Advantage Common Stock Fund A	115,846

TOTAL EQUITY MUTUAL FUNDS — 59.69% (Cost $13,723,489)		$14,376,385

MONEY MARKET FUND
303,024	Great-West Money Market Fund(a)	303,024

TOTAL MONEY MARKET FUND — 1.26% (Cost $303,024)		$303,024

Account Balance

FIXED INTEREST CONTRACT
785,159(b)	Great-West Life & Annuity Contract(a) 1.70% (c)	785,159

TOTAL FIXED INTEREST CONTRACT — 3.26% (Cost $785,159)		$785,159

TOTAL INVESTMENTS — 100.01% (Cost $23,409,741)		$24,088,408

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(3,079)

TOTAL NET ASSETS — 100.00%		$24,085,329

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND I

Schedule of Investments

As of December 31, 2012

Shares		Value

BOND MUTUAL FUNDS
570,863	American Century Inflation Adjusted Bond Fund A	$7,523,970
2,316,640	Great-West Bond Index Fund Initial Class(a)	32,224,461
2,962,291	Great-West Federated Bond Fund Initial Class(a)	32,437,086
1,470,437	Great-West Putnam High Yield Bond Fund Initial Class(a)	12,292,855
327,779	Great-West Short Duration Bond Fund Initial Class(a)	3,428,568
735,933	Great-West Templeton Global Bond Fund Initial Class(a)	7,175,344
396,192	Metropolitan West High Yield Bond Fund	4,128,323
1,095,629	Oppenheimer International Bond Fund A	7,209,237

TOTAL BOND MUTUAL FUNDS — 44.36% (Cost $105,689,094)		$106,419,844

EQUITY MUTUAL FUNDS
66,829	Allianz NFJ Small Cap Value Fund A	1,899,950
106,411	Cohen & Steers International Realty Fund	1,202,440
77,403	Goldman Sachs Mid Cap Value Fund A	3,021,018
451,251	Great-West American Century Growth Fund Initial Class(a)	4,864,487
1,218,744	Great-West International Index Fund Initial Class(a)	11,736,505
551,299	Great-West Janus Large Cap Growth Fund Initial Class(a)	4,873,483
84,511	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,897,278
235,102	Great-West MFS International Growth Fund Initial Class(a)	2,642,550
365,014	Great-West MFS International Value Fund Initial Class(a)	3,237,671
524,014	Great-West Putnam Equity Income Fund Initial Class(a)	5,942,323
534,058	Great-West Real Estate Index Fund Initial Class(a)	5,548,858
1,694,938	Great-West S&P 500® Index Fund Initial Class(a)	21,610,457
843,371	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	9,251,774

Shares		Value

Equity Mutual Funds — (continued)
604,010	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$5,834,739
363,769	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	5,940,355
129,696	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	2,277,457
52,680	Harbor International Fund Investor	3,242,457
58,261	Invesco Developing Markets Fund R5	1,971,562
102,937	Invesco Global Real Estate Fund R5	1,201,279
90,379	Invesco International Growth Fund R5	2,640,863
61,892	Invesco Small Cap Discovery Fund A	624,489
142,803	Janus Perkins Mid Cap Value Fund S	3,038,849
80,652	Janus Triton Fund	1,442,865
131,072	Nuveen Real Estate Securities Fund	2,786,600
129,402	Oppenheimer Developing Markets Fund A	4,566,604
613,498	PIMCO Real Return Fund	7,527,624
130,127	T. Rowe Price Real Estate Fund	2,761,297
47,319	Third Avenue Real Estate Value Fund	1,200,488
48,136	Wells Fargo Advantage Common Stock Fund A	982,926

TOTAL EQUITY MUTUAL FUNDS — 52.43% (Cost $119,592,434)		$125,769,248

MONEY MARKET FUND
2,157,207	Great-West Money Market Fund(a)	2,157,207

TOTAL MONEY MARKET FUND — 0.90% (Cost $2,157,207)		$2,157,207

Account Balance

FIXED INTEREST CONTRACT
5,585,349(b)	Great-West Life & Annuity Contract(a) 1.70% (c)	5,585,349

TOTAL FIXED INTEREST CONTRACT — 2.33% (Cost $5,585,349)		$5,585,349

TOTAL INVESTMENTS — 100.02% (Cost $233,024,084)		$239,931,648

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(38,165)

TOTAL NET ASSETS — 100.00%		$239,893,483

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND II

Schedule of Investments

As of December 31, 2012

Shares		Value

BOND MUTUAL FUNDS
1,571,216	American Century Inflation Adjusted Bond Fund A	$20,708,633
6,430,306	Great-West Bond Index Fund Initial Class(a)	89,445,561
8,187,388	Great-West Federated Bond Fund Initial Class(a)	89,651,903
4,082,509	Great-West Putnam High Yield Bond Fund Initial Class(a)	34,129,779
908,950	Great-West Short Duration Bond Fund Initial Class(a)	9,507,617
2,056,371	Great-West Templeton Global Bond Fund Initial Class(a)	20,049,613
1,095,505	Metropolitan West High Yield Bond Fund	11,415,157
3,018,780	Oppenheimer International Bond Fund A	19,863,570

TOTAL BOND MUTUAL FUNDS — 31.72% (Cost $292,911,465)		$294,771,833

EQUITY MUTUAL FUNDS
340,883	Allianz NFJ Small Cap Value Fund A	9,691,294
485,420	Cohen & Steers International Realty Fund	5,485,244
396,266	Goldman Sachs Mid Cap Value Fund A	15,466,279
2,330,166	Great-West American Century Growth Fund Initial Class(a)	25,119,185
6,232,284	Great-West International Index Fund Initial Class(a)	60,016,892
2,834,811	Great-West Janus Large Cap Growth Fund Initial Class(a)	25,059,730
434,207	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	9,747,939
1,214,510	Great-West MFS International Growth Fund Initial Class(a)	13,651,093
1,858,638	Great-West MFS International Value Fund Initial Class(a)	16,486,119
2,687,567	Great-West Putnam Equity Income Fund Initial Class(a)	30,477,005
2,181,161	Great-West Real Estate Index Fund Initial Class(a)	22,662,269
8,709,571	Great-West S&P 500® Index Fund Initial Class(a)	111,047,031
4,340,386	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	47,614,038

Shares		Value

Equity Mutual Funds — (continued)
3,109,985	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$30,042,455
1,865,305	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	30,460,433
672,617	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	11,811,156
268,655	Harbor International Fund Investor	16,535,696
296,150	Invesco Developing Markets Fund R5	10,021,726
469,029	Invesco Global Real Estate Fund R5	5,473,575
460,187	Invesco International Growth Fund R5	13,446,674
315,270	Invesco Small Cap Discovery Fund A	3,181,072
733,536	Janus Perkins Mid Cap Value Fund S	15,609,647
406,543	Janus Triton Fund	7,273,049
534,039	Nuveen Real Estate Securities Fund	11,353,661
662,415	Oppenheimer Developing Markets Fund A	23,376,626
1,687,581	PIMCO Real Return Fund	20,706,616
533,695	T. Rowe Price Real Estate Fund	11,325,014
215,517	Third Avenue Real Estate Value Fund	5,467,663
241,853	Wells Fargo Advantage Common Stock Fund A	4,938,645

TOTAL EQUITY MUTUAL FUNDS — 66.01% (Cost $582,751,075)		$613,547,826

MONEY MARKET FUND
5,897,562	Great-West Money Market Fund(a)	5,897,562

TOTAL MONEY MARKET FUND — 0.63% (Cost $5,897,562)		$5,897,562

Account Balance

FIXED INTEREST CONTRACT
15,392,105(b)	Great-West Life & Annuity Contract(a) 1.70% (c)	15,392,105

TOTAL FIXED INTEREST CONTRACT — 1.66% (Cost $15,392,105)		$15,392,105

TOTAL INVESTMENTS — 100.02% (Cost $896,952,207)		$929,609,326

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(158,709)

TOTAL NET ASSETS — 100.00%		$929,450,617

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND III

Schedule of Investments

As of December 31, 2012

Shares		Value

BOND MUTUAL FUNDS
59,382	American Century Inflation Adjusted Bond Fund A	$782,650
239,784	Great-West Bond Index Fund Initial Class(a)	3,335,400
307,442	Great-West Federated Bond Fund Initial Class(a)	3,366,486
152,712	Great-West Putnam High Yield Bond Fund Initial Class(a)	1,276,674
34,009	Great-West Short Duration Bond Fund Initial Class(a)	355,737
76,571	Great-West Templeton Global Bond Fund Initial Class(a)	746,568
41,194	Metropolitan West High Yield Bond Fund	429,235
113,472	Oppenheimer International Bond Fund A	746,647

TOTAL BOND MUTUAL FUNDS — 20.16% (Cost $10,997,350)		$11,039,397

EQUITY MUTUAL FUNDS
24,759	Allianz NFJ Small Cap Value Fund A	703,904
34,176	Cohen & Steers International Realty Fund	386,187
28,439	Goldman Sachs Mid Cap Value Fund A	1,109,975
166,381	Great-West American Century Growth Fund Initial Class(a)	1,793,587
448,942	Great-West International Index Fund Initial Class(a)	4,323,312
203,286	Great-West Janus Large Cap Growth Fund Initial Class(a)	1,797,047
31,260	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	701,787
86,694	Great-West MFS International Growth Fund Initial Class(a)	974,446
134,178	Great-West MFS International Value Fund Initial Class(a)	1,190,156
193,120	Great-West Putnam Equity Income Fund Initial Class(a)	2,189,981
134,921	Great-West Real Estate Index Fund Initial Class(a)	1,401,832
624,384	Great-West S&P 500® Index Fund Initial Class(a)	7,960,897
311,508	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	3,417,242

Shares		Value

Equity Mutual Funds — (continued)
223,091	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$2,155,061
134,052	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	2,189,069
47,679	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	837,239
19,377	Harbor International Fund Investor	1,192,626
21,502	Invesco Developing Markets Fund R5	727,620
32,927	Invesco Global Real Estate Fund R5	384,258
33,307	Invesco International Growth Fund R5	973,217
22,296	Invesco Small Cap Discovery Fund A	224,962
53,461	Janus Perkins Mid Cap Value Fund S	1,137,661
29,809	Janus Triton Fund	533,285
32,972	Nuveen Real Estate Securities Fund	700,985
48,034	Oppenheimer Developing Markets Fund A	1,695,127
63,262	PIMCO Real Return Fund	776,230
33,001	T. Rowe Price Real Estate Fund	700,278
15,096	Third Avenue Real Estate Value Fund	382,991
17,405	Wells Fargo Advantage Common Stock Fund A	355,417

TOTAL EQUITY MUTUAL FUNDS — 78.38% (Cost $40,480,232)		$42,916,379

MONEY MARKET FUND
224,087	Great-West Money Market Fund(a)	224,087

TOTAL MONEY MARKET FUND — 0.41% (Cost $224,087)		$224,087

Account Balance

FIXED INTEREST CONTRACT
579,478(b)	Great-West Life & Annuity Contract(a) 1.70% (c)	579,478

TOTAL FIXED INTEREST CONTRACT — 1.06% (Cost $579,478)		$579,478

TOTAL INVESTMENTS — 100.01% (Cost $52,281,147)		$54,759,341

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(6,366)

TOTAL NET ASSETS — 100.00%		$54,752,975

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND I

Schedule of Investments

As of December 31, 2012

Shares		Value

BOND MUTUAL FUNDS
100,884	American Century Inflation Adjusted Bond Fund A	$1,329,651
1,094,267	Great-West Bond Index Fund Initial Class(a)	15,221,251
1,389,876	Great-West Federated Bond Fund Initial Class(a)	15,219,149
687,801	Great-West Putnam High Yield Bond Fund Initial Class(a)	5,750,017
58,718	Great-West Short Duration Bond Fund Initial Class(a)	614,191
364,217	Great-West Templeton Global Bond Fund Initial Class(a)	3,551,117
184,565	Metropolitan West High Yield Bond Fund	1,923,164
541,713	Oppenheimer International Bond Fund A	3,564,472

TOTAL BOND MUTUAL FUNDS — 27.66% (Cost $46,842,848)		$47,173,012

EQUITY MUTUAL FUNDS
77,485	Allianz NFJ Small Cap Value Fund A	2,202,888
75,652	Cohen & Steers International Realty Fund	854,868
76,839	Goldman Sachs Mid Cap Value Fund A	2,999,020
448,789	Great-West American Century Growth Fund Initial Class(a)	4,837,945
1,410,830	Great-West International Index Fund Initial Class(a)	13,586,290
548,051	Great-West Janus Large Cap Growth Fund Initial Class(a)	4,844,772
98,036	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,200,917
271,643	Great-West MFS International Growth Fund Initial Class(a)	3,053,269
420,601	Great-West MFS International Value Fund Initial Class(a)	3,730,728
522,667	Great-West Putnam Equity Income Fund Initial Class(a)	5,927,039
349,755	Great-West Real Estate Index Fund Initial Class(a)	3,633,953
1,680,508	Great-West S&P 500® Index Fund Initial Class(a)	21,426,475
841,752	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	9,234,023

Shares		Value

Equity Mutual Funds — (continued)
701,223	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$6,773,814
362,863	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	5,925,547
129,059	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	2,266,270
60,685	Harbor International Fund Investor	3,735,182
77,293	Invesco Developing Markets Fund R5	2,615,580
73,158	Invesco Global Real Estate Fund R5	853,751
104,449	Invesco International Growth Fund R5	3,052,013
71,050	Invesco Small Cap Discovery Fund A	716,900
141,999	Janus Perkins Mid Cap Value Fund S	3,021,743
93,535	Janus Triton Fund	1,673,344
85,873	Nuveen Real Estate Securities Fund	1,825,662
172,868	Oppenheimer Developing Markets Fund A	6,100,519
108,457	PIMCO Real Return Fund	1,330,771
85,181	T. Rowe Price Real Estate Fund	1,807,537
33,616	Third Avenue Real Estate Value Fund	852,832
47,565	Wells Fargo Advantage Common Stock Fund A	971,277

TOTAL EQUITY MUTUAL FUNDS — 71.56% (Cost $115,790,272)		$122,054,929

MONEY MARKET FUND
375,125	Great-West Money Market Fund(a)	375,125

TOTAL MONEY MARKET FUND — 0.22% (Cost $375,125)		$375,125

Account Balance

FIXED INTEREST CONTRACT
989,111(b)	Great-West Life & Annuity Contract(a) 1.70% (c)	989,111

TOTAL FIXED INTEREST CONTRACT — 0.58% (Cost $989,111)		$989,111

TOTAL INVESTMENTS — 100.02% (Cost $163,997,356)		$170,592,177

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(27,611)

TOTAL NET ASSETS — 100.00%		$170,564,566

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND II

Schedule of Investments

As of December 31, 2012

Shares		Value

BOND MUTUAL FUNDS
199,841	American Century Inflation Adjusted Bond Fund A	$2,633,906
2,165,273	Great-West Bond Index Fund Initial Class(a)	30,118,943
2,754,602	Great-West Federated Bond Fund Initial Class(a)	30,162,897
1,364,767	Great-West Putnam High Yield Bond Fund Initial Class(a)	11,409,453
114,589	Great-West Short Duration Bond Fund Initial Class(a)	1,198,599
736,257	Great-West Templeton Global Bond Fund Initial Class(a)	7,178,508
363,850	Metropolitan West High Yield Bond Fund	3,791,314
1,074,694	Oppenheimer International Bond Fund A	7,071,488

TOTAL BOND MUTUAL FUNDS — 14.73% (Cost $92,968,450)		$93,565,108

EQUITY MUTUAL FUNDS
346,140	Allianz NFJ Small Cap Value Fund A	9,840,746
336,768	Cohen & Steers International Realty Fund	3,805,475
344,363	Goldman Sachs Mid Cap Value Fund A	13,440,477
2,032,972	Great-West American Century Growth Fund Initial Class(a)	21,915,441
6,303,540	Great-West International Index Fund Initial Class(a)	60,703,085
2,463,100	Great-West Janus Large Cap Growth Fund Initial Class(a)	21,773,802
442,404	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	9,931,972
1,237,756	Great-West MFS International Growth Fund Initial Class(a)	13,912,372
1,877,341	Great-West MFS International Value Fund Initial Class(a)	16,652,018
2,340,505	Great-West Putnam Equity Income Fund Initial Class(a)	26,541,331
1,327,385	Great-West Real Estate Index Fund Initial Class(a)	13,791,528
7,535,862	Great-West S&P 500® Index Fund Initial Class(a)	96,082,240
3,777,832	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	41,442,815

Shares		Value

Equity Mutual Funds — (continued)
3,169,273	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$30,615,177
1,624,351	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	26,525,659
588,696	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	10,337,510
271,465	Harbor International Fund Investor	16,708,654
344,466	Invesco Developing Markets Fund R5	11,656,735
325,114	Invesco Global Real Estate Fund R5	3,794,085
467,163	Invesco International Growth Fund R5	13,650,508
315,622	Invesco Small Cap Discovery Fund A	3,184,623
641,541	Janus Perkins Mid Cap Value Fund S	13,651,994
418,987	Janus Triton Fund	7,495,683
324,821	Nuveen Real Estate Securities Fund	6,905,689
771,172	Oppenheimer Developing Markets Fund A	27,214,657
209,600	PIMCO Real Return Fund	2,571,797
324,662	T. Rowe Price Real Estate Fund	6,889,337
149,372	Third Avenue Real Estate Value Fund	3,789,562
211,209	Wells Fargo Advantage Common Stock Fund A	4,312,886

TOTAL EQUITY MUTUAL FUNDS — 84.86% (Cost $511,217,279)		$539,137,858

MONEY MARKET FUND
753,155	Great-West Money Market Fund(a)	753,155

TOTAL MONEY MARKET FUND — 0.12% (Cost $753,155)		$753,155

Account Balance

FIXED INTEREST CONTRACT
1,946,241(b)	Great-West Life & Annuity Contract(a) 1.70% (c)	1,946,241
TOTAL FIXED INTEREST CONTRACT — 0.31% (Cost $1,946,241)		$1,946,241

TOTAL INVESTMENTS — 100.02% (Cost $606,885,125)		$635,402,362

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(108,290)

TOTAL NET ASSETS — 100.00%		$635,294,072

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND III

Schedule of Investments

As of December 31, 2012

Shares		Value

BOND MUTUAL FUNDS
7,951	American Century Inflation Adjusted Bond Fund A	$104,802
86,385	Great-West Bond Index Fund Initial Class(a)	1,201,620
109,679	Great-West Federated Bond Fund Initial Class(a)	1,200,982
54,545	Great-West Putnam High Yield Bond Fund Initial Class(a)	455,994
4,512	Great-West Short Duration Bond Fund Initial Class(a)	47,191
29,114	Great-West Templeton Global Bond Fund Initial Class(a)	283,865
14,662	Metropolitan West High Yield Bond Fund	152,775
43,105	Oppenheimer International Bond Fund A	283,631

TOTAL BOND MUTUAL FUNDS — 7.12% (Cost $3,715,210)		$3,730,860

EQUITY MUTUAL FUNDS
31,502	Allianz NFJ Small Cap Value Fund A	895,587
32,728	Cohen & Steers International Realty Fund	369,822
31,241	Goldman Sachs Mid Cap Value Fund A	1,219,320
182,546	Great-West American Century Growth Fund Initial Class(a)	1,967,850
571,757	Great-West International Index Fund Initial Class(a)	5,506,019
223,211	Great-West Janus Large Cap Growth Fund Initial Class(a)	1,973,184
39,752	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	892,435
110,498	Great-West MFS International Growth Fund Initial Class(a)	1,242,000
170,702	Great-West MFS International Value Fund Initial Class(a)	1,514,128
211,535	Great-West Putnam Equity Income Fund Initial Class(a)	2,398,812
111,578	Great-West Real Estate Index Fund Initial Class(a)	1,159,298
682,882	Great-West S&P 500® Index Fund Initial Class(a)	8,706,748
341,498	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	3,746,235

Shares		Value

Equity Mutual Funds — (continued)
284,933	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$2,752,454
146,821	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	2,397,591
52,192	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	916,487
24,673	Harbor International Fund Investor	1,518,653
31,505	Invesco Developing Markets Fund R5	1,066,131
31,537	Invesco Global Real Estate Fund R5	368,038
42,445	Invesco International Growth Fund R5	1,240,236
28,660	Invesco Small Cap Discovery Fund A	289,176
58,823	Janus Perkins Mid Cap Value Fund S	1,251,752
37,971	Janus Triton Fund	679,300
27,381	Nuveen Real Estate Securities Fund	582,125
70,469	Oppenheimer Developing Markets Fund A	2,486,842
8,532	PIMCO Real Return Fund	104,693
27,152	T. Rowe Price Real Estate Fund	576,160
14,453	Third Avenue Real Estate Value Fund	366,660
19,222	Wells Fargo Advantage Common Stock Fund A	392,504

TOTAL EQUITY MUTUAL FUNDS — 92.68% (Cost $45,676,921)		$48,580,240

MONEY MARKET FUND
31,403	Great-West Money Market Fund(a)	31,403

TOTAL MONEY MARKET FUND — 0.06% (Cost $31,403)		$31,403

Account Balance

FIXED INTEREST CONTRACT
78,546(b)	Great-West Life & Annuity Contract(a) 1.70% (c)	78,546

TOTAL FIXED INTEREST CONTRACT — 0.15% (Cost $78,546)		$78,546

TOTAL INVESTMENTS — 100.01% (Cost $49,502,080)		$52,421,049

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(6,172)

TOTAL NET ASSETS — 100.00%		$52,414,877

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND I

Schedule of Investments

As of December 31, 2012

Shares		Value

BOND MUTUAL FUNDS
333,157	Great-West Bond Index Fund Initial Class(a)	$4,634,207
423,213	Great-West Federated Bond Fund Initial Class(a)	4,634,185
209,306	Great-West Putnam High Yield Bond Fund Initial Class(a)	1,749,799
119,871	Great-West Templeton Global Bond Fund Initial Class(a)	1,168,738
56,108	Metropolitan West High Yield Bond Fund	584,650
178,703	Oppenheimer International Bond Fund A	1,175,869

TOTAL BOND MUTUAL FUNDS — 17.30% (Cost $13,834,662)		$13,947,448

EQUITY MUTUAL FUNDS
46,237	Allianz NFJ Small Cap Value Fund A	1,314,532
35,685	Cohen & Steers International Realty Fund	403,240
40,067	Goldman Sachs Mid Cap Value Fund A	1,563,800
234,048	Great-West American Century Growth Fund Initial Class(a)	2,523,042
845,444	Great-West International Index Fund Initial Class(a)	8,141,624
285,552	Great-West Janus Large Cap Growth Fund Initial Class(a)	2,524,280
58,562	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,314,706
162,811	Great-West MFS International Growth Fund Initial Class(a)	1,829,996
252,626	Great-West MFS International Value Fund Initial Class(a)	2,240,796
271,528	Great-West Putnam Equity Income Fund Initial Class(a)	3,079,133

Shares		Value

Equity Mutual Funds — (continued)
152,071	Great-West Real Estate Index Fund Initial Class(a)	$1,580,017
876,235	Great-West S&P 500® Index Fund Initial Class(a)	11,172,003
437,945	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	4,804,262
419,266	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	4,050,109
188,552	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	3,079,052
67,024	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,176,948
36,411	Harbor International Fund Investor	2,241,069
52,648	Invesco Developing Markets Fund R5	1,781,604
34,539	Invesco Global Real Estate Fund R5	403,065
62,623	Invesco International Growth Fund R5	1,829,838
42,385	Invesco Small Cap Discovery Fund A	427,664
73,586	Janus Perkins Mid Cap Value Fund S	1,565,911
55,464	Janus Triton Fund	992,248
37,167	Nuveen Real Estate Securities Fund	790,173
118,100	Oppenheimer Developing Markets Fund A	4,167,745
37,228	T. Rowe Price Real Estate Fund	789,985
15,887	Third Avenue Real Estate Value Fund	403,044
24,475	Wells Fargo Advantage Common Stock Fund A	499,775

TOTAL EQUITY MUTUAL FUNDS — 82.72% (Cost $63,246,866)		$66,689,661

TOTAL INVESTMENTS — 100.02% (Cost $77,081,528)		$80,637,109

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(13,047)

TOTAL NET ASSETS — 100.00%		$80,624,062

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND II

Schedule of Investments

As of December 31, 2012

Shares		Value

BOND MUTUAL FUNDS
647,637	Great-West Bond Index Fund Initial Class(a)	$9,008,633
822,607	Great-West Federated Bond Fund Initial Class(a)	9,007,541
406,087	Great-West Putnam High Yield Bond Fund Initial Class(a)	3,394,883
233,855	Great-West Templeton Global Bond Fund Initial Class(a)	2,280,086
108,634	Metropolitan West High Yield Bond Fund	1,131,971
343,232	Oppenheimer International Bond Fund A	2,258,469

TOTAL BOND MUTUAL FUNDS — 8.83% (Cost $26,875,807)		$27,081,583

EQUITY MUTUAL FUNDS
195,419	Allianz NFJ Small Cap Value Fund A	5,555,774
163,129	Cohen & Steers International Realty Fund	1,843,353
168,018	Goldman Sachs Mid Cap Value Fund A	6,557,748
988,322	Great-West American Century Growth Fund Initial Class(a)	10,654,114
3,548,119	Great-West International Index Fund Initial Class(a)	34,168,385
1,203,750	Great-West Janus Large Cap Growth Fund Initial Class(a)	10,641,147
248,601	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	5,581,082
689,937	Great-West MFS International Growth Fund Initial Class(a)	7,754,894
1,055,132	Great-West MFS International Value Fund Initial Class(a)	9,359,024
1,142,413	Great-West Putnam Equity Income Fund Initial Class(a)	12,954,959

Shares		Value

Equity Mutual Funds — (continued)
568,315	Great-West Real Estate Index Fund Initial Class(a)	$5,904,793
3,688,450	Great-West S&P 500® Index Fund Initial Class(a)	47,027,733
1,844,569	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	20,234,921
1,776,722	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	17,163,137
792,900	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	12,948,052
283,636	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	4,980,648
152,589	Harbor International Fund Investor	9,391,876
222,579	Invesco Developing Markets Fund R5	7,532,064
157,169	Invesco Global Real Estate Fund R5	1,834,158
262,367	Invesco International Growth Fund R5	7,666,373
177,006	Invesco Small Cap Discovery Fund A	1,785,987
314,416	Janus Perkins Mid Cap Value Fund S	6,690,779
233,623	Janus Triton Fund	4,179,511
139,697	Nuveen Real Estate Securities Fund	2,969,962
496,626	Oppenheimer Developing Markets Fund A	17,525,943
138,259	T. Rowe Price Real Estate Fund	2,933,866
72,197	Third Avenue Real Estate Value Fund	1,831,633
103,580	Wells Fargo Advantage Common Stock Fund A	2,115,106

TOTAL EQUITY MUTUAL FUNDS — 91.19% (Cost $265,877,708)		$279,787,022

TOTAL INVESTMENTS — 100.02% (Cost $292,753,515)		$306,868,605

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(51,601)

TOTAL NET ASSETS — 100.00%		$306,817,004

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND III

Schedule of Investments

As of December 31, 2012

Shares		Value

BOND MUTUAL FUNDS
38,181	Great-West Bond Index Fund Initial Class(a)	$531,102
48,499	Great-West Federated Bond Fund Initial Class(a)	531,066
24,132	Great-West Putnam High Yield Bond Fund Initial Class(a)	201,741
13,723	Great-West Templeton Global Bond Fund Initial Class(a)	133,799
6,593	Metropolitan West High Yield Bond Fund	68,700
20,333	Oppenheimer International Bond Fund A	133,787

TOTAL BOND MUTUAL FUNDS — 5.15% (Cost $1,593,141)		$1,600,195

EQUITY MUTUAL FUNDS
20,585	Allianz NFJ Small Cap Value Fund A	585,239
19,302	Cohen & Steers International Realty Fund	218,109
17,738	Goldman Sachs Mid Cap Value Fund A	692,307
103,736	Great-West American Century Growth Fund Initial Class(a)	1,118,278
374,583	Great-West International Index Fund Initial Class(a)	3,607,235
126,673	Great-West Janus Large Cap Growth Fund Initial Class(a)	1,119,792
26,049	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	584,810
72,492	Great-West MFS International Growth Fund Initial Class(a)	814,807
111,590	Great-West MFS International Value Fund Initial Class(a)	989,806
120,289	Great-West Putnam Equity Income Fund Initial Class(a)	1,364,075

Shares		Value

Equity Mutual Funds — (continued)
56,534	Great-West Real Estate Index Fund Initial Class(a)	$587,392
387,438	Great-West S&P 500® Index Fund Initial Class(a)	4,939,829
194,140	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	2,129,714
186,183	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	1,798,529
83,469	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	1,363,046
29,741	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	522,253
16,152	Harbor International Fund Investor	994,168
23,476	Invesco Developing Markets Fund R5	794,414
18,655	Invesco Global Real Estate Fund R5	217,704
27,839	Invesco International Growth Fund R5	813,441
18,815	Invesco Small Cap Discovery Fund A	189,841
32,841	Janus Perkins Mid Cap Value Fund S	698,863
24,532	Janus Triton Fund	438,885
13,890	Nuveen Real Estate Securities Fund	295,301
52,489	Oppenheimer Developing Markets Fund A	1,852,335
13,758	T. Rowe Price Real Estate Fund	291,947
8,569	Third Avenue Real Estate Value Fund	217,398
10,947	Wells Fargo Advantage Common Stock Fund A	223,540

TOTAL EQUITY MUTUAL FUNDS — 94.86% (Cost $27,825,571)		$29,463,058

TOTAL INVESTMENTS — 100.01% (Cost $29,418,712)		$31,063,253

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(3,538)

TOTAL NET ASSETS — 100.00%		$31,059,715

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND I

Schedule of Investments

As of December 31, 2012

Shares		Value

BOND MUTUAL FUNDS
73,691	Great-West Bond Index Fund Initial Class(a)	$1,025,037
93,627	Great-West Federated Bond Fund Initial Class(a)	1,025,215
46,291	Great-West Putnam High Yield Bond Fund Initial Class(a)	386,997
31,364	Great-West Templeton Global Bond Fund Initial Class(a)	305,802
12,397	Metropolitan West High Yield Bond Fund	129,177
46,585	Oppenheimer International Bond Fund A	306,526

TOTAL BOND MUTUAL FUNDS — 15.10% (Cost $3,156,558)		$3,178,754

EQUITY MUTUAL FUNDS
13,109	Allianz NFJ Small Cap Value Fund A	372,700
9,313	Cohen & Steers International Realty Fund	105,236
9,917	Goldman Sachs Mid Cap Value Fund A	387,062
58,175	Great-West American Century Growth Fund Initial Class(a)	627,124
240,616	Great-West International Index Fund Initial Class(a)	2,317,133
71,009	Great-West Janus Large Cap Growth Fund Initial Class(a)	627,722
16,611	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	372,919
46,488	Great-West MFS International Growth Fund Initial Class(a)	522,531
71,810	Great-West MFS International Value Fund Initial Class(a)	636,953
67,540	Great-West Putnam Equity Income Fund Initial Class(a)	765,904

Shares		Value

Equity Mutual Funds — (continued)
36,443	Great-West Real Estate Index Fund Initial Class(a)	$378,644
218,189	Great-West S&P 500® Index Fund Initial Class(a)	2,781,909
108,772	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	1,193,225
118,694	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	1,146,580
46,894	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	765,777
16,660	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	292,551
10,353	Harbor International Fund Investor	637,212
17,055	Invesco Developing Markets Fund R5	577,157
9,012	Invesco Global Real Estate Fund R5	105,166
17,846	Invesco International Growth Fund R5	521,461
11,903	Invesco Small Cap Discovery Fund A	120,104
18,284	Janus Perkins Mid Cap Value Fund S	389,079
15,655	Janus Triton Fund	280,065
8,906	Nuveen Real Estate Securities Fund	189,333
38,051	Oppenheimer Developing Markets Fund A	1,342,836
8,918	T. Rowe Price Real Estate Fund	189,247
4,144	Third Avenue Real Estate Value Fund	105,132
6,079	Wells Fargo Advantage Common Stock Fund A	124,124

TOTAL EQUITY MUTUAL FUNDS — 84.92% (Cost $17,041,913)		$17,874,886

TOTAL INVESTMENTS — 100.02% (Cost $20,198,471)		$21,053,640

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(3,540)

TOTAL NET ASSETS — 100.00%		$21,050,100

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND II

Schedule of Investments

As of December 31, 2012

Shares		Value

BOND MUTUAL FUNDS
124,280	Great-West Bond Index Fund Initial Class(a)	$1,728,741
157,866	Great-West Federated Bond Fund Initial Class(a)	1,728,636
78,574	Great-West Putnam High Yield Bond Fund Initial Class(a)	656,879
52,939	Great-West Templeton Global Bond Fund Initial Class(a)	516,157
21,270	Metropolitan West High Yield Bond Fund	221,630
78,502	Oppenheimer International Bond Fund A	516,542

TOTAL BOND MUTUAL FUNDS — 8.03% (Cost $5,330,841)		$5,368,585

EQUITY MUTUAL FUNDS
45,384	Allianz NFJ Small Cap Value Fund A	1,290,258
34,912	Cohen & Steers International Realty Fund	394,506
34,418	Goldman Sachs Mid Cap Value Fund A	1,343,346
201,235	Great-West American Century Growth Fund Initial Class(a)	2,169,313
830,902	Great-West International Index Fund Initial Class(a)	8,001,581
245,387	Great-West Janus Large Cap Growth Fund Initial Class(a)	2,169,221
57,568	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,292,397
161,342	Great-West MFS International Growth Fund Initial Class(a)	1,813,481
248,299	Great-West MFS International Value Fund Initial Class(a)	2,202,416
233,365	Great-West Putnam Equity Income Fund Initial Class(a)	2,646,362

Shares		Value

Equity Mutual Funds — (continued)
109,295	Great-West Real Estate Index Fund Initial Class(a)	$1,135,575
749,346	Great-West S&P 500® Index Fund Initial Class(a)	9,554,161
376,028	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	4,125,026
411,244	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	3,972,620
162,032	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	2,645,974
57,769	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,014,426
35,819	Harbor International Fund Investor	2,204,642
58,891	Invesco Developing Markets Fund R5	1,992,882
33,770	Invesco Global Real Estate Fund R5	394,101
61,703	Invesco International Growth Fund R5	1,802,954
41,177	Invesco Small Cap Discovery Fund A	415,475
63,719	Janus Perkins Mid Cap Value Fund S	1,355,946
54,570	Janus Triton Fund	976,248
26,719	Nuveen Real Estate Securities Fund	568,053
131,458	Oppenheimer Developing Markets Fund A	4,639,159
26,752	T. Rowe Price Real Estate Fund	567,676
15,527	Third Avenue Real Estate Value Fund	393,921
21,275	Wells Fargo Advantage Common Stock Fund A	434,436

TOTAL EQUITY MUTUAL FUNDS — 91.99% (Cost $58,696,626)		$61,516,156

TOTAL INVESTMENTS — 100.02% (Cost $64,027,467)		$66,884,741

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(11,394)

TOTAL NET ASSETS — 100.00%		$66,873,347

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND III

Schedule of Investments

As of December 31, 2012

Shares		Value

BOND MUTUAL FUNDS
3,563	Great-West Bond Index Fund Initial Class(a)	$49,556
4,525	Great-West Federated Bond Fund Initial Class(a)	49,550
2,271	Great-West Putnam High Yield Bond Fund Initial Class(a)	18,985
1,507	Great-West Templeton Global Bond Fund Initial Class(a)	14,694
619	Metropolitan West High Yield Bond Fund	6,453
2,238	Oppenheimer International Bond Fund A	14,723

TOTAL BOND MUTUAL FUNDS — 5.03% (Cost $154,067)		$153,961

EQUITY MUTUAL FUNDS
2,143	Allianz NFJ Small Cap Value Fund A	60,928
1,843	Cohen & Steers International Realty Fund	20,822
1,623	Goldman Sachs Mid Cap Value Fund A	63,360
9,514	Great-West American Century Growth Fund Initial Class(a)	102,565
39,345	Great-West International Index Fund Initial Class(a)	378,889
11,613	Great-West Janus Large Cap Growth Fund Initial Class(a)	102,658
2,714	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	60,930
7,599	Great-West MFS International Growth Fund Initial Class(a)	85,417
11,740	Great-West MFS International Value Fund Initial Class(a)	104,130
11,065	Great-West Putnam Equity Income Fund Initial Class(a)	125,481

Shares		Value

Equity Mutual Funds — (continued)
4,682	Great-West Real Estate Index Fund Initial Class(a)	$48,649
35,557	Great-West S&P 500® Index Fund Initial Class(a)	453,358
17,802	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	195,292
19,457	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	187,955
7,683	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	125,469
2,738	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	48,077
1,695	Harbor International Fund Investor	104,337
2,778	Invesco Developing Markets Fund R5	94,004
1,783	Invesco Global Real Estate Fund R5	20,806
2,919	Invesco International Growth Fund R5	85,300
1,945	Invesco Small Cap Discovery Fund A	19,622
3,016	Janus Perkins Mid Cap Value Fund S	64,171
2,567	Janus Triton Fund	45,923
1,152	Nuveen Real Estate Securities Fund	24,486
6,220	Oppenheimer Developing Markets Fund A	219,489
1,139	T. Rowe Price Real Estate Fund	24,166
820	Third Avenue Real Estate Value Fund	20,793
1,004	Wells Fargo Advantage Common Stock Fund A	20,508

TOTAL EQUITY MUTUAL FUNDS — 94.98% (Cost $2,793,104)		$2,907,585

TOTAL INVESTMENTS — 100.01% (Cost $2,947,171)		$3,061,546

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(381)

TOTAL NET ASSETS — 100.00%		$3,061,165

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012

	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$142,806,360	$521,073,780	$17,604,345
Investments at fair value, unaffiliated(b)	54,544,514	195,404,812	6,484,063
Subscriptions receivable	272,933	1,417,572	37,929
Receivable for investments sold	340,531	2,539,548	13,292

Total Assets	197,964,338	720,435,712	24,139,629

LIABILITIES:
Payable to investment adviser	19,762	70,600	2,464
Redemptions payable	545,490	3,637,658	42,830
Payable for investments purchased	67,973	319,462	8,391
Payable for distribution fees	11,691	50,092	615

Total Liabilities	644,916	4,077,812	54,300

NET ASSETS	$197,319,422	$716,357,900	$24,085,329

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,557,977	$5,409,673	$178,990
Paid-in capital in excess of par	189,481,548	684,823,520	22,894,422
Net unrealized appreciation on investments	4,234,552	18,185,584	678,667
Accumulated net realized gain on investments	2,045,345	7,939,123	333,250

TOTAL NET ASSETS
Class T	$56,740,637	$122,398,753	$16,911,664

Class T1	$140,578,785	$584,167,985	$7,173,665

Class L	$0.00	$9,791,162	$0.00

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	4,489,725	9,178,714	1,257,834
Class T1	11,090,043	43,894,235	532,063
Class L	0	1,023,779	0

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$12.64	$13.34	$13.45

Class T1	$12.68	$13.31	$13.48

Class L	$0.00	$9.56	$0.00

(a) Cost of investments, affiliated	$139,387,296	$506,369,304	$17,069,979
(b) Cost of investments, unaffiliated	$53,729,026	$191,923,704	$6,339,762

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012

	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$180,958,807	$698,269,485	$40,816,086
Investments at fair value, unaffiliated(b)	58,972,841	231,339,841	13,943,255
Subscriptions receivable	424,269	2,058,322	97,828
Receivable for investments sold	1,051,301	2,280,832	–

Total Assets	241,407,218	933,948,480	54,857,169

LIABILITIES:
Payable to investment adviser	24,032	91,812	5,490
Redemptions payable	1,464,642	4,049,254	1,200
Payable for investments purchased	10,928	289,900	96,628
Payable for distribution fees	14,133	66,897	876

Total Liabilities	1,513,735	4,497,863	104,194

NET ASSETS	$239,893,483	$929,450,617	$54,752,975

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,805,991	$6,663,785	$379,383
Paid-in capital in excess of par	228,385,588	879,758,957	51,409,933
Net unrealized appreciation on investments	6,907,564	32,657,119	2,478,194
Accumulated net realized gain on investments	2,794,340	10,370,756	485,465

TOTAL NET ASSETS
Class T	$70,414,975	$136,059,350	$44,422,024

Class T1	$169,478,508	$779,692,413	$10,330,951

Class L	$0.00	$13,698,854	$0.00

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	80,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	5,299,939	9,641,262	3,079,562
Class T1	12,759,966	55,535,603	714,263
Class L	0	1,460,980	0

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$13.29	$14.11	$14.42

Class T1	$13.28	$14.04	$14.46

Class L	$0.00	$9.38	$0.00

(a) Cost of investments, affiliated	$175,528,009	$672,805,070	$38,914,412
(b) Cost of investments, unaffiliated	$57,496,075	$224,147,137	$13,366,735

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012

	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$129,161,003	$472,992,746	$38,472,842
Investments at fair value, unaffiliated(b)	41,431,174	162,409,616	13,948,207
Subscriptions receivable	169,773	1,479,647	53,239
Receivable for investments sold	2,127,457	1,238,022	–

Total Assets	172,889,407	638,120,031	52,474,288

LIABILITIES:
Payable to investment adviser	17,178	62,373	5,230
Redemptions payable	2,294,566	2,684,574	1,485
Payable for investments purchased	2,665	33,095	51,754
Payable for distribution fees	10,432	45,917	942

Total Liabilities	2,324,841	2,825,959	59,411

NET ASSETS	$170,564,566	$635,294,072	$52,414,877

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,213,767	$4,371,825	$352,619
Paid-in capital in excess of par	160,720,764	595,706,823	48,505,009
Net unrealized appreciation on investments	6,594,821	28,517,237	2,918,969
Accumulated net realized gain on investments	2,035,214	6,698,187	638,280

TOTAL NET ASSETS
Class T	$46,624,157	$86,019,218	$41,154,221

Class T1	$123,940,409	$541,129,040	$11,260,656

Class L	$0.00	$8,145,814	$0.00

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	3,317,173	5,859,698	2,769,342
Class T1	8,820,499	36,975,340	756,845
Class L	0	883,213	0

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$14.06	$14.68	$14.86

Class T1	$14.05	$14.63	$14.88

Class L	$0.00	$9.22	$0.00

(a) Cost of investments, affiliated	$124,031,232	$451,220,679	$36,261,756
(b) Cost of investments, unaffiliated	$39,966,124	$155,664,446	$13,240,324

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012

	Great-West Lifetime 2045 Fund I	Great-West Lifetime 2045 Fund II	Great-West Lifetime 2045 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$59,702,897	$223,064,032	$22,337,274
Investments at fair value, unaffiliated(b)	20,934,212	83,804,573	8,725,979
Subscriptions receivable	247,844	1,146,994	63,638
Receivable for investments sold	2,157,535	530,963	53,923

Total Assets	83,042,488	308,546,562	31,180,814

LIABILITIES:
Payable to investment adviser	8,201	30,173	3,110
Redemptions payable	2,320,997	1,556,548	117,560
Payable for investments purchased	84,383	121,409	–
Payable for distribution fees	4,845	21,428	429

Total Liabilities	2,418,426	1,729,558	121,099

NET ASSETS	$80,624,062	$306,817,004	$31,059,715

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$561,046	$2,080,221	$206,056
Paid-in capital in excess of par	75,523,976	287,728,806	28,819,586
Net unrealized appreciation on investments	3,555,581	14,115,090	1,644,541
Accumulated net realized gain on investments	983,459	2,892,887	389,532

TOTAL NET ASSETS
Class T	$23,966,584	$50,081,926	$25,994,702

Class T1	$56,657,478	$253,749,665	$5,065,013

Class L	$0.00	$2,985,413	$0.00

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	1,667,014	3,359,411	1,724,262
Class T1	3,943,450	17,118,913	336,298
Class L	0	323,888	0

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$14.38	$14.91	$15.08

Class T1	$14.37	$14.82	$15.06

Class L	$0.00	$9.22	$0.00

(a) Cost of investments, affiliated	$57,006,479	$212,579,315	$21,129,429
(b) Cost of investments, unaffiliated	$20,075,049	$80,174,200	$8,289,283

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012

	Great-West Lifetime 2055 Fund I	Great-West Lifetime 2055 Fund II	Great-West Lifetime 2055 Fund III

ASSETS:
Investments at fair value, affiliated(a)	$15,172,023	$47,372,966	$2,151,655
Investments at fair value, unaffiliated(b)	5,881,617	19,511,775	909,891
Subscriptions receivable	44,043	271,474	7,076
Receivable for investments sold	1,998,625	114,543	3,608

Total Assets	23,096,308	67,270,758	3,072,230

LIABILITIES:
Payable to investment adviser	2,266	6,585	285
Redemptions payable	2,038,014	249,889	5,538
Payable for investments purchased	4,655	136,128	5,147
Payable for distribution fees	1,273	4,809	95

Total Liabilities	2,046,208	397,411	11,065

NET ASSETS	$21,050,100	$66,873,347	$3,061,165

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$149,615	$456,445	$20,205
Paid-in capital in excess of par	19,770,381	63,154,414	2,912,128
Net unrealized appreciation on investments	855,169	2,857,274	114,375
Accumulated net realized gain on investments	274,935	405,214	14,457

TOTAL NET ASSETS
Class T	$7,431,231	$9,162,663	$1,737,081

Class T1	$13,618,869	$57,015,949	$1,324,084

Class L	$0.00	$694,735	$0.00

CAPITAL STOCK:
Authorized
Class T	45,000,000	45,000,000	45,000,000
Class T1	45,000,000	45,000,000	45,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class T	527,939	619,423	114,496
Class T1	968,207	3,868,762	87,550
Class L	0	76,264	0

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$14.08	$14.79	$15.17

Class T1	$14.07	$14.74	$15.12

Class L	$0.00	$9.11	$0.00

(a) Cost of investments, affiliated	$14,558,219	$45,329,120	$2,073,637
(b) Cost of investments, unaffiliated	$5,640,252	$18,698,347	$873,534

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012

	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III

INVESTMENT INCOME:
Interest, affiliated	$120,675	$349,766	$11,645
Dividends, affiliated	2,931,758	9,779,461	352,631
Dividends, unaffiliated	1,668,098	5,402,165	192,720

Total Income	4,720,531	15,531,392	556,996

EXPENSES:
Management fees	191,111	665,001	27,993
Distribution fees - Class T1	109,363	454,630	6,980
Distribution fees - Class L	–	12,796	–

Total Expenses	300,474	1,132,427	34,973

Less amount waived by distributor - Class L	–	4	–

Net Expenses	300,474	1,132,423	34,973

NET INVESTMENT INCOME	4,420,057	14,398,969	522,023

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	869,016	3,441,869	422,899
Net realized gain on investments, unaffiliated	2,121,882	6,707,100	308,605
Realized gain distributions received, affiliated	1,045,020	3,934,411	143,933
Realized gain distributions received, unaffiliated	564,106	2,179,702	82,693

Net realized gain	4,600,024	16,263,082	958,130

Net change in unrealized appreciation on investments	6,370,714	26,929,775	851,150

Net Realized and Unrealized Gain on Investments	10,970,738	43,192,857	1,809,280

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,390,795	$57,591,826	$2,331,303

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012

	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III

INVESTMENT INCOME:
Interest, affiliated	$67,971	$179,553	$7,201
Dividends, affiliated	3,641,323	12,476,073	696,561
Dividends, unaffiliated	1,651,484	5,529,568	307,336

Total Income	5,360,778	18,185,194	1,011,098

EXPENSES:
Management fees	229,991	867,621	56,749
Distribution fees - Class T1	130,650	604,661	9,649
Distribution fees - Class L	–	21,106	–

Total Expenses	360,641	1,493,388	66,398

NET INVESTMENT INCOME	5,000,137	16,691,806	944,700

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	1,503,308	4,599,728	175,365
Net realized gain on investments, unaffiliated	1,830,531	5,853,908	287,483
Realized gain distributions received, affiliated	1,461,007	5,854,926	365,628
Realized gain distributions received, unaffiliated	705,690	3,083,207	207,958

Net realized gain	5,500,536	19,391,769	1,036,434

Net change in unrealized appreciation on investments	11,030,707	51,409,102	3,162,696

Net Realized and Unrealized Gain on Investments	16,531,243	70,800,871	4,199,130

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,531,380	$87,492,677	$5,143,830

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012

	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III

INVESTMENT INCOME:
Interest, affiliated	$11,234	$21,103	$921
Dividends, affiliated	2,359,999	7,427,199	587,922
Dividends, unaffiliated	920,289	2,948,687	241,581

Total Income	3,291,522	10,396,989	830,424

EXPENSES:
Management fees	166,918	582,592	53,322
Distribution fees - Class T1	98,131	414,960	10,293
Distribution fees - Class L	–	11,735	–

Total Expenses	265,049	1,009,287	63,615

Less amount waived by distributor - Class L	–	4	–

Net Expenses	265,049	1,009,283	63,615

NET INVESTMENT INCOME	3,026,473	9,387,706	766,809

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	1,136,743	1,649,674	331,866
Net realized gain on investments, unaffiliated	943,964	2,535,075	349,952
Realized gain distributions received, affiliated	1,156,132	4,329,658	370,127
Realized gain distributions received, unaffiliated	592,769	2,456,607	221,928

Net realized gain	3,829,608	10,971,014	1,273,873

Net change in unrealized appreciation on investments	11,237,803	46,025,970	3,115,065

Net Realized and Unrealized Gain on Investments	15,067,411	56,996,984	4,388,938

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,093,884	$66,384,690	$5,155,747

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012

	Great-West Lifetime 2045 Fund I	Great-West Lifetime 2045 Fund II	Great-West Lifetime 2045 Fund III

INVESTMENT INCOME:
Dividends, affiliated	$1,019,196	$3,351,158	$336,370
Dividends, unaffiliated	388,076	1,333,094	139,986

Total Income	1,407,272	4,684,252	476,356

EXPENSES:
Management fees	77,448	274,078	30,711
Distribution fees - Class T1	44,620	189,012	4,449
Distribution fees - Class L	–	3,554	–

Total Expenses	122,068	466,644	35,160

Less amount waived by distributor - Class L	–	21	–

Net Expenses	122,068	466,623	35,160

NET INVESTMENT INCOME	1,285,204	4,217,629	441,196

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	417,072	551,510	169,701
Net realized gain on investments, unaffiliated	369,744	1,057,029	186,268
Realized gain distributions received, affiliated	569,564	2,122,820	218,924
Realized gain distributions received, unaffiliated	312,979	1,257,851	135,611

Net realized gain	1,669,359	4,989,210	710,504

Net change in unrealized appreciation on investments	5,997,467	22,649,878	1,675,524

Net Realized and Unrealized Gain on Investments	7,666,826	27,639,088	2,386,028

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,952,030	$31,856,717	$2,827,224

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012

	Great-West Lifetime 2055 Fund I	Great-West Lifetime 2055 Fund II	Great-West Lifetime 2055 Fund III

INVESTMENT INCOME:
Dividends, affiliated	$275,876	$714,226	$31,175
Dividends, unaffiliated	109,948	295,671	12,510

Total Income	385,824	1,009,897	43,685

EXPENSES:
Management fees	22,379	60,493	2,628
Distribution fees - Class T1	12,065	43,508	988
Distribution fees - Class L	–	624	–

Total Expenses	34,444	104,625	3,616

Less amount waived by distributor - Class T1	–	–	49
Less amount waived by distributor - Class L	–	30	–

Net Expenses	34,444	104,595	3,567

NET INVESTMENT INCOME	351,380	905,302	40,118

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	200,944	231,649	17,075
Net realized gain on investments, unaffiliated	122,228	234,778	15,007
Realized gain distributions received, affiliated	156,827	457,886	20,926
Realized gain distributions received, unaffiliated	88,897	278,252	12,032

Net realized gain	568,896	1,202,565	65,040

Net change in unrealized appreciation on investments	1,649,890	4,927,542	172,695

Net Realized and Unrealized Gain on Investments	2,218,786	6,130,107	237,735

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,570,166	$7,035,409	$277,853

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West Lifetime 2015 Fund I

OPERATIONS:
Net investment income	$4,420,057	$2,798,993
Net realized gain	4,600,024	4,537,161
Net change in unrealized appreciation (depreciation)	6,370,714	(5,440,583)

Net Increase in Net Assets Resulting from Operations	15,390,795	1,895,571

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(1,375,688)	(1,498,025)
Class T1	(3,319,235)	(4,146,544)

From net investment income	(4,694,923)	(5,644,569)

From net realized gains
Class T	(899,044)	(368,960)
Class T1	(2,159,707)	(1,039,712)

From net realized gains	(3,058,751)	(1,408,672)

Total Distributions	(7,753,674)	(7,053,241)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	39,638,001	10,131,051
Class T1	81,599,557	57,428,384
Shares issued in reinvestment of distributions
Class T	2,274,732	1,866,985
Class T1	5,478,942	5,186,256
Shares redeemed
Class T	(16,398,268)	(7,561,158)
Class T1	(33,341,602)	(35,795,055)

Net Increase in Net Assets Resulting from Capital Share Transactions	79,251,362	31,256,463

Total Increase in Net Assets	86,888,483	26,098,793

NET ASSETS:
Beginning of year	110,430,939	84,332,146

End of year	$197,319,422	$110,430,939

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	3,202,753	804,186
Class T1	6,464,394	4,518,269
Shares issued in reinvestment of distributions
Class T	181,309	155,432
Class T1	434,999	430,279
Shares redeemed
Class T	(1,312,183)	(598,330)
Class T1	(2,638,618)	(2,820,266)

Net Increase	6,332,654	2,489,570

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West Lifetime 2015 Fund II

OPERATIONS:
Net investment income	$14,398,969	$8,134,355
Net realized gain	16,263,082	13,657,554
Net change in unrealized appreciation (depreciation)	26,929,775	(18,931,850)

Net Increase in Net Assets Resulting from Operations	57,591,826	2,860,059

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(2,676,651)	(1,510,958)
Class T1	(12,064,604)	(14,075,360)
Class L	(271,948)	(112,316)

From net investment income	(15,013,203)	(15,698,634)

From net realized gains
Class T	(2,029,633)	(330,517)
Class T1	(9,399,722)	(3,066,852)
Class L	(198,389)	(13,222)

From net realized gains	(11,627,744)	(3,410,591)

Total Distributions	(26,640,947)	(19,109,225)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	105,321,047	30,588,430
Class T1	338,930,647	277,283,504
Class L	9,039,407	2,250,968
Shares issued in reinvestment of distributions
Class T	4,706,284	1,841,475
Class T1	21,464,326	17,142,212
Class L	470,337	125,538
Shares redeemed
Class T	(28,584,107)	(19,014,717)
Class T1	(154,458,044)	(128,075,038)
Class L	(1,728,537)	(263,409)

Net Increase in Net Assets Resulting from Capital Share Transactions	295,161,360	181,878,963

Total Increase in Net Assets	326,112,239	165,629,797

NET ASSETS:
Beginning of year	390,245,661	224,615,864

End of year	$716,357,900	$390,245,661

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	7,995,582	2,358,683
Class T1	25,682,513	21,287,426
Class L	936,207	231,190
Shares issued in reinvestment of distributions
Class T	356,257	147,373
Class T1	1,626,699	1,374,425
Class L	49,365	13,762
Shares redeemed
Class T	(2,163,570)	(1,472,303)
Class T1	(11,737,441)	(9,819,821)
Class L	(179,240)	(27,505)

Net Increase	22,566,372	14,093,230

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West Lifetime 2015 Fund III

OPERATIONS:
Net investment income	$522,023	$160,630
Net realized gain	958,130	314,191
Net change in unrealized appreciation (depreciation)	851,150	(347,493)

Net Increase in Net Assets Resulting from Operations	2,331,303	127,328

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(682,602)	(102,751)
Class T1	(280,894)	(217,364)

From net investment income	(963,496)	(320,115)

From net realized gains
Class T	(196,266)	(19,468)
Class T1	(79,897)	(91,665)

From net realized gains	(276,163)	(111,133)

Total Distributions	(1,239,659)	(431,248)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	19,853,468	2,816,340
Class T1	1,038,874	3,943,473
Shares issued in reinvestment of distributions
Class T	878,868	122,219
Class T1	360,791	309,029
Shares redeemed
Class T	(7,348,839)	(117,238)
Class T1	(1,327,610)	(1,935,400)

Net Increase in Net Assets Resulting from Capital Share Transactions	13,455,552	5,138,423

Total Increase in Net Assets	14,547,196	4,834,503

NET ASSETS:
Beginning of year	9,538,133	4,703,630

End of year	$24,085,329	$9,538,133

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,505,350	214,790
Class T1	76,564	308,056
Shares issued in reinvestment of distributions
Class T	65,918	9,729
Class T1	26,969	24,437
Shares redeemed
Class T	(544,579)	(8,796)
Class T1	(98,987)	(145,996)

Net Increase	1,031,235	402,220

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West Lifetime 2025 Fund I

OPERATIONS:
Net investment income	$5,000,137	$3,084,376
Net realized gain	5,500,536	6,532,231
Net change in unrealized appreciation (depreciation)	11,030,707	(10,019,825)

Net Increase (Decrease) in Net Assets Resulting from Operations	21,531,380	(403,218)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(1,557,936)	(2,208,645)
Class T1	(3,649,053)	(4,899,370)

From net investment income	(5,206,989)	(7,108,015)

From net realized gains
Class T	(1,212,415)	(512,241)
Class T1	(2,778,821)	(1,116,804)

From net realized gains	(3,991,236)	(1,629,045)

Total Distributions	(9,198,225)	(8,737,060)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	33,043,320	11,096,673
Class T1	98,969,973	56,038,798
Shares issued in reinvestment of distributions
Class T	2,770,351	2,720,886
Class T1	6,427,874	6,016,174
Shares redeemed
Class T	(11,603,496)	(9,297,886)
Class T1	(39,875,474)	(24,941,307)

Net Increase in Net Assets Resulting from Capital Share Transactions	89,732,548	41,633,338

Total Increase in Net Assets	102,065,703	32,493,060

NET ASSETS:
Beginning of year	137,827,780	105,334,720

End of year	$239,893,483	$137,827,780

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	2,541,425	838,930
Class T1	7,532,593	4,221,819
Shares issued in reinvestment of distributions
Class T	210,787	219,028
Class T1	488,756	484,549
Shares redeemed
Class T	(884,576)	(703,898)
Class T1	(3,024,718)	(1,891,025)

Net Increase	6,864,267	3,169,403

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West Lifetime 2025 Fund II

OPERATIONS:
Net investment income	$16,691,806	$8,922,217
Net realized gain	19,391,769	21,289,849
Net change in unrealized appreciation (depreciation)	51,409,102	(37,848,790)

Net Increase (Decrease) in Net Assets Resulting from Operations	87,492,677	(7,636,724)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(2,653,911)	(1,801,617)
Class T1	(14,377,679)	(17,059,654)
Class L	(380,717)	(194,168)

From net investment income	(17,412,307)	(19,055,439)

From net realized gains
Class T	(2,192,344)	(597,452)
Class T1	(12,106,355)	(5,328,534)
Class L	(297,526)	(45,489)

From net realized gains	(14,596,225)	(5,971,475)

Total Distributions	(32,008,532)	(25,026,914)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	110,126,072	33,894,962
Class T1	428,898,067	318,139,741
Class L	12,620,140	4,283,525
Shares issued in reinvestment of distributions
Class T	4,846,255	2,399,069
Class T1	26,484,034	22,388,188
Class L	678,243	239,657
Shares redeemed
Class T	(32,588,193)	(27,200,461)
Class T1	(167,163,690)	(111,403,981)
Class L	(3,326,837)	(715,123)

Net Increase in Net Assets Resulting from Capital Share Transactions	380,574,091	242,025,577

Total Increase in Net Assets	436,058,236	209,361,939

NET ASSETS:
Beginning of year	493,392,381	284,030,442

End of year	$929,450,617	$493,392,381

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	8,011,250	2,487,103
Class T1	31,142,089	23,220,857
Class L	1,343,544	446,317
Shares issued in reinvestment of distributions
Class T	348,419	185,073
Class T1	1,910,990	1,737,888
Class L	72,872	27,326
Shares redeemed
Class T	(2,347,671)	(2,018,413)
Class T1	(12,139,711)	(8,153,309)
Class L	(355,116)	(73,963)

Net Increase	27,986,666	17,858,879

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West Lifetime 2025 Fund III

OPERATIONS:
Net investment income	$944,700	$207,130
Net realized gain	1,036,434	607,363
Net change in unrealized appreciation (depreciation)	3,162,696	(1,016,663)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,143,830	(202,170)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(1,031,558)	(264,256)
Class T1	(228,971)	(328,640)

From net investment income	(1,260,529)	(592,896)

From net realized gains
Class T	(338,467)	(17,506)
Class T1	(78,938)	(48,483)

From net realized gains	(417,405)	(65,989)

Total Distributions	(1,677,934)	(658,885)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	38,987,497	6,304,263
Class T1	2,480,578	6,943,244
Shares issued in reinvestment of distributions
Class T	1,370,025	281,762
Class T1	307,909	377,123
Shares redeemed
Class T	(5,092,714)	(499,697)
Class T1	(2,222,358)	(2,957,156)

Net Increase in Net Assets Resulting from Capital Share Transactions	35,830,937	10,449,539

Total Increase in Net Assets	39,296,833	9,588,484

NET ASSETS:
Beginning of year	15,456,142	5,867,658

End of year	$54,752,975	$15,456,142

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	2,832,819	463,262
Class T1	175,645	504,472
Shares issued in reinvestment of distributions
Class T	96,681	21,733
Class T1	21,667	28,980
Shares redeemed
Class T	(365,126)	(37,205)
Class T1	(160,750)	(209,777)

Net Increase	2,600,936	771,465

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West Lifetime 2035 Fund I

OPERATIONS:
Net investment income	$3,026,473	$1,844,972
Net realized gain	3,829,608	5,526,106
Net change in unrealized appreciation (depreciation)	11,237,803	(10,033,115)

Net Increase (Decrease) in Net Assets Resulting from Operations	18,093,884	(2,662,037)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(886,434)	(1,521,964)
Class T1	(2,314,454)	(3,650,900)

From net investment income	(3,200,888)	(5,172,864)

From net realized gains
Class T	(860,866)	(327,783)
Class T1	(2,171,892)	(784,344)

From net realized gains	(3,032,758)	(1,112,127)

Total Distributions	(6,233,646)	(6,284,991)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	19,581,896	8,281,372
Class T1	70,439,969	47,286,104
Shares issued in reinvestment of distributions
Class T	1,747,300	1,849,747
Class T1	4,486,346	4,435,244
Shares redeemed
Class T	(7,775,741)	(5,200,364)
Class T1	(31,447,708)	(16,804,338)

Net Increase in Net Assets Resulting from Capital Share Transactions	57,032,062	39,847,765

Total Increase in Net Assets	68,892,300	30,900,737

NET ASSETS:
Beginning of year	101,672,266	70,771,529

End of year	$170,564,566	$101,672,266

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,437,148	595,416
Class T1	5,126,446	3,373,641
Shares issued in reinvestment of distributions
Class T	126,200	143,962
Class T1	323,633	345,239
Shares redeemed
Class T	(567,568)	(374,039)
Class T1	(2,282,433)	(1,208,044)

Net Increase	4,163,426	2,876,175

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West Lifetime 2035 Fund II

OPERATIONS:
Net investment income	$9,387,706	$4,880,551
Net realized gain	10,971,014	16,844,691
Net change in unrealized appreciation (depreciation)	46,025,970	(33,281,116)

Net Increase (Decrease) in Net Assets Resulting from Operations	66,384,690	(11,555,874)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(1,412,772)	(1,081,368)
Class T1	(8,344,057)	(11,870,306)
Class L	(200,219)	(112,385)

From net investment income	(9,957,048)	(13,064,059)

From net realized gains
Class T	(1,212,743)	(372,168)
Class T1	(7,466,268)	(3,938,753)
Class L	(160,098)	(27,636)

From net realized gains	(8,839,109)	(4,338,557)

Total Distributions	(18,796,157)	(17,402,616)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	67,283,328	20,820,081
Class T1	300,059,415	219,632,967
Class L	7,947,229	2,097,571
Shares issued in reinvestment of distributions
Class T	2,625,515	1,453,536
Class T1	15,810,325	15,809,059
Class L	360,317	140,021
Shares redeemed
Class T	(16,413,822)	(14,286,258)
Class T1	(117,283,703)	(78,513,162)
Class L	(2,197,253)	(242,054)

Net Increase in Net Assets Resulting from Capital Share Transactions	258,191,351	166,911,761

Total Increase in Net Assets	305,779,884	137,953,271

NET ASSETS:
Beginning of year	329,514,188	191,560,917

End of year	$635,294,072	$329,514,188

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	4,745,750	1,476,909
Class T1	21,127,976	15,442,952
Class L	871,890	222,079
Shares issued in reinvestment of distributions
Class T	182,079	110,252
Class T1	1,098,306	1,203,758
Class L	39,484	16,575
Shares redeemed
Class T	(1,150,652)	(1,032,188)
Class T1	(8,246,492)	(5,542,659)
Class L	(240,837)	(25,978)

Net Increase	18,427,504	11,871,700

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West Lifetime 2035 Fund III

OPERATIONS:
Net investment income	$766,809	$144,362
Net realized gain	1,273,873	460,464
Net change in unrealized appreciation (depreciation)	3,115,065	(466,507)

Net Increase in Net Assets Resulting from Operations	5,155,747	138,319

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(918,391)	(97,867)
Class T1	(239,917)	(297,920)

From net investment income	(1,158,308)	(395,787)

From net realized gains
Class T	(339,391)	(10,758)
Class T1	(92,587)	(46,502)

From net realized gains	(431,978)	(57,260)

Total Distributions	(1,590,286)	(453,047)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	38,940,663	2,702,619
Class T1	2,565,737	7,389,737
Shares issued in reinvestment of distributions
Class T	1,257,782	108,625
Class T1	332,504	344,422
Shares redeemed
Class T	(4,325,046)	(65,860)
Class T1	(1,974,223)	(1,515,686)

Net Increase in Net Assets Resulting from Capital Share Transactions	36,797,417	8,963,857

Total Increase in Net Assets	40,362,878	8,649,129

NET ASSETS:
Beginning of year	12,051,999	3,402,870

End of year	$52,414,877	$12,051,999

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	2,762,153	195,308
Class T1	177,305	559,207
Shares issued in reinvestment of distributions
Class T	86,220	8,234
Class T1	22,749	26,084
Shares redeemed
Class T	(298,113)	(4,705)
Class T1	(137,952)	(106,948)

Net Increase	2,612,362	677,180

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West Lifetime 2045 Fund I

OPERATIONS:
Net investment income	$1,285,204	$761,070
Net realized gain	1,669,359	2,598,178
Net change in unrealized appreciation (depreciation)	5,997,467	(5,065,701)

Net Increase (Decrease) in Net Assets Resulting from Operations	8,952,030	(1,706,453)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(408,995)	(698,868)
Class T1	(963,091)	(1,509,210)

From net investment income	(1,372,086)	(2,208,078)

From net realized gains
Class T	(382,323)	(194,027)
Class T1	(896,087)	(417,241)

From net realized gains	(1,278,410)	(611,268)

Total Distributions	(2,650,496)	(2,819,346)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	11,178,577	4,734,655
Class T1	33,694,901	23,744,611
Shares issued in reinvestment of distributions
Class T	791,318	892,895
Class T1	1,859,178	1,926,451
Shares redeemed
Class T	(4,461,907)	(2,841,881)
Class T1	(15,144,557)	(8,347,474)

Net Increase in Net Assets Resulting from Capital Share Transactions	27,917,510	20,109,257

Total Increase in Net Assets	34,219,044	15,583,458

NET ASSETS:
Beginning of year	46,405,018	30,821,560

End of year	$80,624,062	$46,405,018

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	805,837	335,442
Class T1	2,414,345	1,676,717
Shares issued in reinvestment of distributions
Class T	55,994	68,809
Class T1	131,505	148,603
Shares redeemed
Class T	(320,789)	(202,169)
Class T1	(1,079,335)	(596,749)

Net Increase	2,007,557	1,430,653

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

Great-West Lifetime 2045 Fund II	2012	2011

OPERATIONS:
Net investment income	$4,217,629	$2,012,373
Net realized gain	4,989,210	6,997,933
Net change in unrealized appreciation (depreciation)	22,649,878	(15,197,006)

Net Increase (Decrease) in Net Assets Resulting from Operations	31,856,717	(6,186,700)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(761,671)	(494,601)
Class T1	(3,656,860)	(4,788,494)
Class L	(68,194)	(24,030)

From net investment income	(4,486,725)	(5,307,125)

From net realized gains
Class T	(646,935)	(194,944)
Class T1	(3,243,151)	(1,654,198)
Class L	(50,607)	(6,637)

From net realized gains	(3,940,693)	(1,855,779)

Total Distributions	(8,427,418)	(7,162,904)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	40,339,008	9,122,856
Class T1	144,709,269	105,337,719
Class L	3,605,060	585,019
Shares issued in reinvestment of distributions
Class T	1,408,606	689,545
Class T1	6,900,011	6,442,692
Class L	118,801	30,667
Shares redeemed
Class T	(8,290,440)	(11,274,321)
Class T1	(47,806,681)	(29,871,146)
Class L	(1,207,453)	(161,871)

Net Increase in Net Assets Resulting from Capital Share Transactions	139,776,181	80,901,160

Total Increase in Net Assets	163,205,480	67,551,556

NET ASSETS:
Beginning of year	143,611,524	76,059,968

End of year	$306,817,004	$143,611,524

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	2,819,491	639,847
Class T1	10,109,895	7,357,644
Class L	396,010	62,638
Shares issued in reinvestment of distributions
Class T	96,385	51,884
Class T1	475,168	488,717
Class L	13,037	3,667
Shares redeemed
Class T	(576,610)	(816,783)
Class T1	(3,332,458)	(2,095,201)
Class L	(133,797)	(17,667)

Net Increase	9,867,121	5,674,746

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

Great-West Lifetime 2045 Fund III	2012	2011

OPERATIONS:
Net investment income	$441,196	$54,398
Net realized gain	710,504	157,357
Net change in unrealized appreciation (depreciation)	1,675,524	(129,825)

Net Increase in Net Assets Resulting from Operations	2,827,224	81,930

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(551,694)	(26,208)
Class T1	(102,758)	(113,504)

From net investment income	(654,452)	(139,712)

From net realized gains
Class T	(141,308)	(3,553)
Class T1	(27,698)	(17,326)

From net realized gains	(169,006)	(20,879)

Total Distributions	(823,458)	(160,591)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	25,655,288	691,418
Class T1	1,448,739	3,282,563
Shares issued in reinvestment of distributions
Class T	693,002	29,761
Class T1	130,456	130,830
Shares redeemed
Class T	(2,654,105)	(113,166)
Class T1	(740,283)	(586,965)

Net Increase in Net Assets Resulting from Capital Share Transactions	24,533,097	3,434,441

Total Increase in Net Assets	26,536,863	3,355,780

NET ASSETS:
Beginning of year	4,522,852	1,167,072

End of year	$31,059,715	$4,522,852

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,796,977	49,844
Class T1	99,825	248,148
Shares issued in reinvestment of distributions
Class T	46,914	2,236
Class T1	8,827	9,846
Shares redeemed
Class T	(182,130)	(8,185)
Class T1	(50,533)	(41,620)

Net Increase	1,719,880	260,269

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

Great-West Lifetime 2055 Fund I	2012	2011

OPERATIONS:
Net investment income	$351,380	$218,648
Net realized gain	568,896	888,171
Net change in unrealized appreciation (depreciation)	1,649,890	(1,638,642)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,570,166	(531,823)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(126,371)	(331,969)
Class T1	(251,370)	(496,539)

From net investment income	(377,741)	(828,508)

From net realized gains
Class T	(152,705)	(56,796)
Class T1	(301,316)	(83,569)

From net realized gains	(454,021)	(140,365)

Total Distributions	(831,762)	(968,873)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	3,295,844	2,421,999
Class T1	10,709,081	6,880,646
Shares issued in reinvestment of distributions
Class T	279,076	388,765
Class T1	552,686	580,108
Shares redeemed
Class T	(2,057,438)	(1,743,450)
Class T1	(6,735,533)	(3,029,180)

Net Increase in Net Assets Resulting from Capital Share Transactions	6,043,716	5,498,888

Total Increase in Net Assets	7,782,120	3,998,192

NET ASSETS:
Beginning of year	13,267,980	9,269,788

End of year	$21,050,100	$13,267,980

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	242,469	171,531
Class T1	782,431	487,054
Shares issued in reinvestment of distributions
Class T	20,147	30,541
Class T1	39,875	45,662
Shares redeemed
Class T	(151,076)	(123,712)
Class T1	(487,991)	(214,620)

Net Increase	445,855	396,456

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

Great-West Lifetime 2055 Fund II	2012	2011

OPERATIONS:
Net investment income	$905,302	$452,007
Net realized gain	1,202,565	1,531,737
Net change in unrealized appreciation (depreciation)	4,927,542	(3,420,676)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,035,409	(1,436,932)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(141,235)	(135,377)
Class T1	(825,026)	(1,250,957)
Class L	(17,081)	(4,127)

From net investment income	(983,342)	(1,390,461)

From net realized gains
Class T	(154,755)	(26,613)
Class T1	(965,537)	(222,340)
Class L	(13,066)	(442)

From net realized gains	(1,133,358)	(249,395)

Total Distributions	(2,116,700)	(1,639,856)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	7,223,137	2,446,739
Class T1	40,029,190	25,284,394
Class L	848,964	70,553
Shares issued in reinvestment of distributions
Class T	295,990	161,990
Class T1	1,790,563	1,473,297
Class L	30,147	4,569
Shares redeemed
Class T	(2,143,499)	(1,561,300)
Class T1	(18,815,706)	(8,028,330)
Class L	(250,942)	(8,099)

Net Increase in Net Assets Resulting from Capital Share Transactions	29,007,844	19,843,813

Total Increase in Net Assets	33,926,553	16,767,025

NET ASSETS:
Beginning of year	32,946,794	16,179,769

End of year	$66,873,347	$32,946,794

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	502,993	170,696
Class T1	2,803,729	1,771,541
Class L	93,451	7,490
Shares issued in reinvestment of distributions
Class T	20,355	12,250
Class T1	123,444	112,028
Class L	3,349	549
Shares redeemed
Class T	(150,553)	(110,840)
Class T1	(1,321,047)	(563,470)
Class L	(27,706)	(869)

Net Increase	2,048,015	1,399,375

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

Great-West Lifetime 2055 Fund III	2012	2011

OPERATIONS:
Net investment income	$40,118	$10,663
Net realized gain	65,040	23,513
Net change in unrealized appreciation (depreciation)	172,695	(69,993)

Net Increase (Decrease) in Net Assets Resulting from Operations	277,853	(35,817)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(28,943)	(1,103)
Class T1	(21,332)	(9,426)

From net investment income	(50,275)	(10,529)

From net realized gains
Class T	(23,517)	(188)
Class T1	(17,637)	(1,022)

From net realized gains	(41,154)	(1,210)

Total Distributions	(91,429)	(11,739)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	1,871,423	138,986
Class T1	832,281	701,057
Shares issued in reinvestment of distributions
Class T	52,460	1,291
Class T1	38,969	10,448
Shares redeemed
Class T	(356,774)	(113,403)
Class T1	(397,588)	(31,261)

Net Increase in Net Assets Resulting from Capital Share Transactions	2,040,771	707,118

Total Increase in Net Assets	2,227,195	659,562

NET ASSETS:
Beginning of year	833,970	174,408

End of year (a)	$3,061,165	$833,970

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	128,608	9,599
Class T1	55,814	49,847
Shares issued in reinvestment of distributions
Class T	3,519	96
Class T1	2,621	780
Shares redeemed
Class T	(24,158)	(7,931)
Class T1	(26,688)	(2,260)

Net Increase	139,716	50,131

(a) Including undistributed net investment income:	$0	$140

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	(a)
Great-West Lifetime 2015 Fund I - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$11.91		$12.44	$11.64	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.35	(b)	0.69	0.27	0.21
Capital gain distributions received	0.12	(b)	0.12	0.04	0.01
Net realized and unrealized gain (loss)	0.81		(0.52)	0.91	1.61

Total From Investment Operations	1.28		0.29	1.22	1.83

LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.66)	(0.32)	(0.19)
From net realized gains	(0.22)		(0.16)	(0.10)	–

Total Distributions	(0.55)		(0.82)	(0.42)	(0.19)

NET ASSET VALUE, END OF YEAR	$12.64		$11.91	$12.44	$11.64

TOTAL RETURN(c)	10.76%		2.27%	10.68%	18.37%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$56,741		$28,788	$25,585	$3,625
Ratio of expenses to average net assets(e)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	2.75%		2.78%	3.08%	7.65%	(f)
Portfolio turnover rate(g)	38%		62%	48%	18%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010		2009	(a)
Great-West Lifetime 2015 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$11.95		$12.50	$11.64		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.35	(b)	0.64	0.27		0.19
Capital gain distributions received	0.13	(b)	0.12	0.04		0.01
Net realized and unrealized gain (loss)	0.80		(0.50)	0.91		1.63

Total From Investment Operations	1.28		0.26	1.22		1.83

LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.65)	(0.26)		(0.19)
From net realized gains	(0.22)		(0.16)	(0.10)		–

Total Distributions	(0.55)		(0.81)	(0.36)		(0.19)

NET ASSET VALUE, END OF YEAR	$12.68		$11.95	$12.50		$11.64

TOTAL RETURN(c)	10.65%		2.15%	10.63%	(d)	18.37%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$140,579		$81,643	$58,747		$10,546
Ratio of expenses to average net assets(f)	0.22%		0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A	0.22%		0.21%	(g)
Ratio of net investment income to average net assets	2.79%		2.74%
Before waiver	N/A		N/A	3.01%		8.02%	(g)
After waiver	N/A		N/A	3.01%		8.03%	(g)
Portfolio turnover rate(h)	38%		62%	48%		18%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	(a)
Great-West Lifetime 2015 Fund II - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$12.41		$12.88	$11.86	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.36	(b)	0.54	0.25	0.18
Capital gain distributions received	0.14	(b)	0.15	0.04	0.01
Net realized and unrealized gain (loss)	0.98		(0.50)	1.07	1.85

Total From Investment Operations	1.48		0.19	1.36	2.04

LESS DISTRIBUTIONS:
From net investment income	(0.31)		(0.54)	(0.25)	(0.18)
From net realized gains	(0.24)		(0.12)	(0.09)	–

Total Distributions	(0.55)		(0.66)	(0.34)	(0.18)

NET ASSET VALUE, END OF YEAR	$13.34		$12.41	$12.88	$11.86

TOTAL RETURN(c)	11.91%		1.49%	11.59%	20.48%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$122,399		$37,125	$25,210	$3,353
Ratio of expenses to average net assets(e)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	2.73%		2.67%	2.84%	7.61%	(f)
Portfolio turnover rate(g)	35%		52%	37%	104%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010		2009	(a)
Great-West Lifetime 2015 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$12.40		$12.88	$11.86		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.34	(b)	0.54	0.23		0.19
Capital gain distributions received	0.15	(b)	0.15	0.04		0.01
Net realized and unrealized gain (loss)	0.96		(0.51)	1.08		1.84

Total From Investment Operations	1.45		0.18	1.35		2.04

LESS DISTRIBUTIONS:
From net investment income	(0.30)		(0.54)	(0.24)		(0.18)
From net realized gains	(0.24)		(0.12)	(0.09)		–

Total Distributions	(0.54)		(0.66)	(0.33)		(0.18)

NET ASSET VALUE, END OF YEAR	$13.31		$12.40	$12.88		$11.86

TOTAL RETURN(c)	11.86%		1.34%	11.50%	(d)	20.53%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$584,168		$351,144	$199,406		$19,018
Ratio of expenses to average net assets(f)	0.22%		0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A	0.22%		0.22%	(g)
Ratio of net investment income to average net assets	2.56%		2.68%
Before waiver	N/A		N/A	2.82%		7.17%	(g)
After waiver	N/A		N/A	2.82%		7.17%	(g)
Portfolio turnover rate(h)	35%		52%	37%		104%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2012		2011	(a)
Great-West Lifetime 2015 Fund II - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.09		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.30	(b)	0.61
Capital gain distributions received	0.15	(b)	0.10
Net realized and unrealized gain (loss)	0.60		(0.95)

Total From Investment Operations	1.05		(0.24)

LESS DISTRIBUTIONS:
From net investment income	(0.34)		(0.61)
From net realized gains	(0.24)		(0.06)

Total Distributions	(0.58)		(0.67)

NET ASSET VALUE, END OF YEAR	$9.56		$9.09

TOTAL RETURN(c) (d)	11.58%		(2.39%)	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$9,791		$1,976
Ratio of expenses to average net assets(f)
Before waiver	0.37%		0.37%	(g)
After waiver	0.37%		0.37%	(g)
Ratio of net investment income to average net assets
Before waiver	3.07%		3.95%	(g)
After waiver	3.07%		3.96%	(g)
Portfolio turnover rate(h)	35%		52%

(a)	Class L inception date was April 7, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	(a)
Great-West Lifetime 2015 Fund III - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$12.55		$13.24	$12.13	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.31	(b)	0.49	0.19	0.20
Capital gain distributions received	0.13	(b)	0.16	0.04	0.01
Net realized and unrealized gain (loss)	1.18		(0.61)	1.27	2.09

Total From Investment Operations	1.62		0.04	1.50	2.30

LESS DISTRIBUTIONS:
From net investment income	(0.56)		(0.53)	(0.18)	(0.17)
From net realized gains	(0.16)		(0.20)	(0.21)	–

Total Distributions	(0.72)		(0.73)	(0.39)	(0.17)

NET ASSET VALUE, END OF YEAR	$13.45		$12.55	$13.24	$12.13

TOTAL RETURN(c)	13.01%		0.31%	12.55%	23.07%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$16,912		$2,900	$204	$20
Ratio of expenses to average net assets(e)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	2.30%		5.64%	2.39%	3.14%	(f)
Portfolio turnover rate(g)	61%		78%	64%	65%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010		2009	(a)
Great-West Lifetime 2015 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$12.58		$13.19	$12.13		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	(b)	0.44	0.21		0.17
Capital gain distributions received	0.13	(b)	0.18	0.04		0.01
Net realized and unrealized gain (loss)	1.20		(0.59)	1.23		2.12

Total From Investment Operations	1.61		0.03	1.48		2.30

LESS DISTRIBUTIONS:
From net investment income	(0.55)		(0.44)	(0.21)		(0.17)
From net realized gains	(0.16)		(0.20)	(0.21)		–

Total Distributions	(0.71)		(0.64)	(0.42)		(0.17)

NET ASSET VALUE, END OF YEAR	$13.48		$12.58	$13.19		$12.13

TOTAL RETURN(c)	12.90%		0.35%	12.38%	(d)	23.07%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$7,174		$6,638	$4,499		$1,535
Ratio of expenses to average net assets(f)	0.22%		0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A	0.22%		0.21%	(g)
Ratio of net investment income to average net assets	2.08%		2.31%
Before waiver	N/A		N/A	2.56%		5.57%	(g)
After waiver	N/A		N/A	2.56%		5.58%	(g)
Portfolio turnover rate(h)	61%		78%	64%		65%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	(a)
Great-West Lifetime 2025 Fund I - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$12.30		$13.11	$12.03	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.34	(b)	0.70	0.24	0.19
Capital gain distributions received	0.14	(b)	0.16	0.04	0.01
Net realized and unrealized gain (loss)	1.06		(0.83)	1.18	2.00

Total From Investment Operations	1.54		0.03	1.46	2.20

LESS DISTRIBUTIONS:
From net investment income	(0.31)		(0.68)	(0.28)	(0.17)
From net realized gains	(0.24)		(0.16)	(0.10)	–

Total Distributions	(0.55)		(0.84)	(0.38)	(0.17)

NET ASSET VALUE, END OF YEAR	$13.29		$12.30	$13.11	$12.03

TOTAL RETURN(c)	12.54%		0.22%	12.26%	22.15%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$70,415		$42,230	$40,346	$5,517
Ratio of expenses to average net assets(e)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	2.57%		2.43%	2.78%	5.49%	(f)
Portfolio turnover rate(g)	33%		54%	42%	24%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010		2009	(a)
Great-West Lifetime 2025 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$12.31		$13.13	$12.03		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.35	(b)	0.67	0.24		0.17
Capital gain distributions received	0.15	(b)	0.16	0.04		0.01
Net realized and unrealized gain (loss)	1.02		(0.81)	1.15		2.02

Total From Investment Operations	1.52		0.02	1.43		2.20

LESS DISTRIBUTIONS:
From net investment income	(0.31)		(0.68)	(0.23)		(0.17)
From net realized gains	(0.24)		(0.16)	(0.10)		–

Total Distributions	(0.55)		(0.84)	(0.33)		(0.17)

NET ASSET VALUE, END OF YEAR	$13.28		$12.31	$13.13		$12.03

TOTAL RETURN(c)	12.47%		0.17%	12.03%	(d)	22.15%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$169,479		$95,598	$64,989		$10,814
Ratio of expenses to average net assets(f)	0.22%		0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A	0.22%		0.22%	(g)
Ratio of net investment income to average net assets	2.62%		2.48%
Before waiver	N/A		N/A	2.77%		6.37%	(g)
After waiver	N/A		N/A	2.77%		6.37%	(g)
Portfolio turnover rate(h)	33%		54%	42%		24%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	(a)
Great-West Lifetime 2025 Fund II - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$12.86		$13.68	$12.35	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.33	(b)	0.49	0.21	0.16
Capital gain distributions received	0.17	(b)	0.22	0.04	0.01
Net realized and unrealized gain (loss)	1.28		(0.84)	1.36	2.33

Total From Investment Operations	1.78		(0.13)	1.61	2.50

LESS DISTRIBUTIONS:
From net investment income	(0.29)		(0.52)	(0.19)	(0.15)
From net realized gains	(0.24)		(0.17)	(0.09)	–

Total Distributions	(0.53)		(0.69)	(0.28)	(0.15)

NET ASSET VALUE, END OF YEAR	$14.11		$12.86	$13.68	$12.35

TOTAL RETURN(c)	13.93%		(1.00%)	13.23%	25.14%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$136,059		$46,667	$40,717	$20,100
Ratio of expenses to average net assets(e)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	2.40%		2.02%	2.06%	12.62%	(f)
Portfolio turnover rate(g)	27%		50%	33%	14%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010		2009	(a)
Great-West Lifetime 2025 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$12.80		$13.66	$12.34		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.32	(b)	0.53	0.20		0.15
Capital gain distributions received	0.17	(b)	0.20	0.04		0.01
Net realized and unrealized gain (loss)	1.27		(0.89)	1.37		2.33

Total From Investment Operations	1.76		(0.16)	1.61		2.49

LESS DISTRIBUTIONS:
From net investment income	(0.28)		(0.53)	(0.20)		(0.15)
From net realized gains	(0.24)		(0.17)	(0.09)		–

Total Distributions	(0.52)		(0.70)	(0.29)		(0.15)

NET ASSET VALUE, END OF YEAR	$14.04		$12.80	$13.66		$12.34

TOTAL RETURN(c)	13.88%		(1.18%)	13.26%	(d)	25.04%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$779,692		$443,236	$243,313		$26,103
Ratio of expenses to average net assets(f)	0.22%		0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A	0.22%		0.22%	(g)
Ratio of net investment income to average net assets	2.29%		2.25%
Before waiver	N/A		N/A	2.37%		6.02%	(g)
After waiver	N/A		N/A	2.37%		6.02%	(g)
Portfolio turnover rate(h)	27%		50%	33%		14%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2012		2011(a)
Great-West Lifetime 2025 Fund II - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$8.73		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.24	(b)	0.58
Capital gain distributions received	0.15	(b)	0.13
Net realized and unrealized gain (loss)	0.80		(1.27)

Total From Investment Operations	1.19		(0.56)

LESS DISTRIBUTIONS:
From net investment income	(0.30)		(0.58)
From net realized gains	(0.24)		(0.13)

Total Distributions	(0.54)		(0.71)

NET ASSET VALUE, END OF YEAR	$9.38		$8.73

TOTAL RETURN(c)	13.65%		(5.69%)	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$13,699		$3,489
Ratio of expenses to average net assets(f)	0.37%
Before waiver	N/A		0.37%	(g)
After waiver	N/A		0.37%	(g)
Ratio of net investment income to average net assets	2.58%
Before waiver	N/A		3.38%	(g)
After waiver	N/A		3.38%	(g)
Portfolio turnover rate(h)	27%		50%

(a)	Class L inception date was April 7, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	(a)
Great-West Lifetime 2025 Fund III - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$12.94		$13.94	$12.61	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.29	(b)	0.56	0.16	0.15
Capital gain distributions received	0.17	(b)	0.22	0.04	0.01
Net realized and unrealized gain (loss)	1.49		(1.11)	1.58	2.59

Total From Investment Operations	1.95		(0.33)	1.78	2.75

LESS DISTRIBUTIONS:
From net investment income	(0.35)		(0.58)	(0.15)	(0.14)
From net realized gains	(0.12)		(0.09)	(0.30)	–

Total Distributions	(0.47)		(0.67)	(0.45)	(0.14)

NET ASSET VALUE, END OF YEAR	$14.42		$12.94	$13.94	$12.61

TOTAL RETURN(c)	15.12%		(2.34%)	14.32%	27.63%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$44,422		$6,666	$939	$166
Ratio of expenses to average net assets(e)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	2.05%		4.20%	2.15%	5.71%	(f)
Portfolio turnover rate(g)	34%		83%	84%	108%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010		2009	(a)
Great-West Lifetime 2025 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$12.97		$13.92	$12.61		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.25	(b)	0.52	0.15		0.14
Capital gain distributions received	0.16	(b)	0.24	0.03		0.01
Net realized and unrealized gain (loss)	1.53		(1.10)	1.58		2.60

Total From Investment Operations	1.94		(0.34)	1.76		2.75

LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.52)	(0.15)		(0.14)
From net realized gains	(0.12)		(0.09)	(0.30)		–

Total Distributions	(0.45)		(0.61)	(0.45)		(0.14)

NET ASSET VALUE, END OF YEAR	$14.46		$12.97	$13.92		$12.61

TOTAL RETURN(c)	15.02%		(2.38%)	14.14%	(d)	27.63%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$10,331		$8,790	$4,928		$2,016
Ratio of expenses to average net assets(f)	0.22%		0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A	0.22%		0.21%	(g)
Ratio of net investment income to average net assets	1.79%		2.05%
Before waiver	N/A		N/A	1.76%		4.85%	(g)
After waiver	N/A		N/A	1.76%		4.86%	(g)
Portfolio turnover rate(h)	34%		83%	84%		108%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	(a)
Great-West Lifetime 2035 Fund I - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$12.74		$13.87	$12.49	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.29	(b)	0.72	0.19	0.17
Capital gain distributions received	0.16	(b)	0.22	0.04	0.01
Net realized and unrealized gain (loss)	1.42		(1.22)	1.48	2.46

Total From Investment Operations	1.87		(0.28)	1.71	2.64

LESS DISTRIBUTIONS:
From net investment income	(0.28)		(0.70)	(0.23)	(0.15)
From net realized gains	(0.27)		(0.15)	(0.10)	–

Total Distributions	(0.55)		(0.85)	(0.33)	(0.15)

NET ASSET VALUE, END OF YEAR	$14.06		$12.74	$13.87	$12.49

TOTAL RETURN(c)	14.73%		(2.02%)	13.80%	26.50%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$46,624		$29,585	$27,133	$2,319
Ratio of expenses to average net assets(e)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	2.14%		1.98%	2.46%	6.44%	(f)
Portfolio turnover rate(g)	30%		53%	44%	9%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010		2009	(a)
Great-West Lifetime 2035 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$12.75		$13.89	$12.48		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.30	(b)	0.68	0.19		0.15
Capital gain distributions received	0.18	(b)	0.22	0.04		0.01
Net realized and unrealized gain (loss)	1.37		(1.20)	1.46		2.47

Total From Investment Operations	1.85		(0.30)	1.69		2.63

LESS DISTRIBUTIONS:
From net investment income	(0.28)		(0.69)	(0.18)		(0.15)
From net realized gains	(0.27)		(0.15)	(0.10)		–

Total Distributions	(0.55)		(0.84)	(0.28)		(0.15)

NET ASSET VALUE, END OF YEAR	$14.05		$12.75	$13.89		$12.48

TOTAL RETURN(c)	14.63%		(2.12%)	13.69%	(d)	26.40%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$123,940		$72,088	$43,639		$7,346
Ratio of expenses to average net assets(f)	0.22%		0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A	0.22%		0.22%	(g)
Ratio of net investment income to average net assets	2.19%		2.03%
Before waiver	N/A		N/A	2.17%		5.77%	(g)
After waiver	N/A		N/A	2.17%		5.77%	(g)
Portfolio turnover rate(h)	30%		53%	44%		9%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	(a)
Great-West Lifetime 2035 Fund II - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$13.10		$14.29	$12.72	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.29	(b)	0.54	0.17	0.10
Capital gain distributions received	0.20	(b)	0.26	0.04	0.01
Net realized and unrealized gain (loss)	1.57		(1.25)	1.62	2.71

Total From Investment Operations	2.06		(0.45)	1.83	2.82

LESS DISTRIBUTIONS:
From net investment income	(0.25)		(0.55)	(0.16)	(0.10)
From net realized gains	(0.23)		(0.19)	(0.10)	–

Total Distributions	(0.48)		(0.74)	(0.26)	(0.10)

NET ASSET VALUE, END OF YEAR	$14.68		$13.10	$14.29	$12.72

TOTAL RETURN(c)	15.83%		(3.17%)	14.60%	28.19%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$86,019		$27,285	$21,833	$8,028
Ratio of expenses to average net assets(e)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	2.04%		1.66%	1.72%	11.71%	(f)
Portfolio turnover rate(g)	22%		51%	36%	13%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010		2009	(a)
Great-West Lifetime 2035 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$13.07		$14.27	$12.72		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.27	(b)	0.55	0.16		0.10
Capital gain distributions received	0.20	(b)	0.25	0.04		0.01
Net realized and unrealized gain (loss)	1.56		(1.26)	1.62		2.71

Total From Investment Operations	2.03		(0.46)	1.82		2.82

LESS DISTRIBUTIONS:
From net investment income	(0.24)		(0.55)	(0.16)		(0.10)
From net realized gains	(0.23)		(0.19)	(0.11)		–

Total Distributions	(0.47)		(0.74)	(0.27)		(0.10)

NET ASSET VALUE, END OF YEAR	$14.63		$13.07	$14.27		$12.72

TOTAL RETURN(c)	15.71%		(3.30%)	14.41%	(d)	28.19%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$541,129		$300,439	$169,728		$21,191
Ratio of expenses to average net assets(f)	0.22%		0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A	0.22%		0.22%	(g)
Ratio of net investment income to average net assets	1.91%		1.80%
Before waiver	N/A		N/A	1.86%		5.20%	(g)
After waiver	N/A		N/A	1.86%		5.20%	(g)
Portfolio turnover rate(h)	22%		51%	36%		13%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
Great-West Lifetime 2035 Fund II - Class L	2012		2011	(a)

NET ASSET VALUE, BEGINNING OF YEAR	$8.41		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	(b)	0.60
Capital gain distributions received	0.16	(b)	0.16
Net realized and unrealized gain (loss)	0.94		(1.61)

Total From Investment Operations	1.30		(0.85)

LESS DISTRIBUTIONS:
From net investment income	(0.26)		(0.60)
From net realized gains	(0.23)		(0.14)

Total Distributions	(0.49)		(0.74)

NET ASSET VALUE, END OF YEAR	$9.22		$8.41

TOTAL RETURN(c) (d)	15.56%		(8.50%)	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$8,146		$1,789
Ratio of expenses to average net assets(f)
Before waiver	0.37%		0.37%	(g)
After waiver	0.37%		0.37%	(g)
Ratio of net investment income to average net assets
Before waiver	2.19%		3.04%	(g)
After waiver	2.19%		3.04%	(g)
Portfolio turnover rate(h)	22%		51%

(a)	Class L inception date was April 7, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	(a)
Great-West Lifetime 2035 Fund III - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$13.18		$14.39	$12.84	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.26	(b)	0.45	0.14	0.14
Capital gain distributions received	0.20	(b)	0.24	0.04	0.01
Net realized and unrealized gain (loss)	1.69		(1.23)	1.75	2.82

Total From Investment Operations	2.15		(0.54)	1.93	2.97

LESS DISTRIBUTIONS:
From net investment income	(0.34)		(0.56)	(0.04)	(0.13)
From net realized gains	(0.13)		(0.11)	(0.34)	–

Total Distributions	(0.47)		(0.67)	(0.38)	(0.13)

NET ASSET VALUE, END OF YEAR	$14.86		$13.18	$14.39	$12.84

TOTAL RETURN(c)	16.51%		(3.79%)	15.14%	29.81%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$41,154		$2,887	$291	$30
Ratio of expenses to average net assets(e)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	1.78%		4.38%	1.67%	2.43%	(f)
Portfolio turnover rate(g)	28%		64%	81%	27%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010		2009	(a)
Great-West Lifetime 2035 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$13.19		$14.38	$12.84		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.22	(b)	0.42	0.12		0.13
Capital gain distributions received	0.18	(b)	0.25	0.03		0.01
Net realized and unrealized gain (loss)	1.75		(1.24)	1.76		2.83

Total From Investment Operations	2.15		(0.57)	1.91		2.97

LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.51)	(0.03)		(0.13)
From net realized gains	(0.13)		(0.11)	(0.34)		–

Total Distributions	(0.46)		(0.62)	(0.37)		(0.13)

NET ASSET VALUE, END OF YEAR	$14.88		$13.19	$14.38		$12.84

TOTAL RETURN(c)	16.34%		(3.93%)	15.05%	(d)	29.81%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$11,261		$9,165	$3,111		$1,202
Ratio of expenses to average net assets(f)	0.22%		0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A	0.22%		0.21%	(g)
Ratio of net investment income to average net assets	1.53%		2.46%
Before waiver	N/A		N/A	1.42%		5.78%	(g)
After waiver	N/A		N/A	1.42%		5.78%	(g)
Portfolio turnover rate(h)	28%		64%	81%		27%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	(a)
Great-West Lifetime 2045 Fund I - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$12.88		$14.18	$12.67	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	(b)	0.67	0.19	0.14
Capital gain distributions received	0.18	(b)	0.24	0.04	0.01
Net realized and unrealized gain (loss)	1.55		(1.37)	1.58	2.66

Total From Investment Operations	2.01		(0.46)	1.81	2.81

LESS DISTRIBUTIONS:
From net investment income	(0.26)		(0.66)	(0.20)	(0.14)
From net realized gains	(0.25)		(0.18)	(0.10)	–

Total Distributions	(0.51)		(0.84)	(0.30)	(0.14)

NET ASSET VALUE, END OF YEAR	$14.38		$12.88	$14.18	$12.67

TOTAL RETURN(c)	15.71%		(3.21%)	14.37%	28.18%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$23,967		$14,503	$13,104	$1,881
Ratio of expenses to average net assets(e)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	1.98%		1.79%	2.15%	8.89%	(f)
Portfolio turnover rate(g)	29%		52%	41%	25%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010		2009	(a)
Great-West Lifetime 2045 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$12.88		$14.19	$12.66		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	(b)	0.65	0.17		0.15
Capital gain distributions received	0.20	(b)	0.23	0.04		0.01
Net realized and unrealized gain (loss)	1.51		(1.35)	1.59		2.64

Total From Investment Operations	1.99		(0.47)	1.80		2.80

LESS DISTRIBUTIONS:
From net investment income	(0.25)		(0.66)	(0.17)		(0.14)
From net realized gains	(0.25)		(0.18)	(0.10)		–

Total Distributions	(0.50)		(0.84)	(0.27)		(0.14)

NET ASSET VALUE, END OF YEAR	$14.37		$12.88	$14.19		$12.66

TOTAL RETURN(c)	15.58%		(3.31%)	14.28%	(d)	28.07%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$56,657		$31,902	$17,717		$2,605
Ratio of expenses to average net assets(f)	0.22%		0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A	0.22%		0.21%	(g)
Ratio of net investment income to average net assets	2.00%		1.85%
Before waiver	N/A		N/A	1.94%		5.51%	(g)
After waiver	N/A		N/A	1.94%		5.51%	(g)
Portfolio turnover rate(h)	29%		52%	41%		25%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	(a)
Great-West Lifetime 2045 Fund II - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$13.21		$14.48	$12.82	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	(b)	0.49	0.16	0.13
Capital gain distributions received	0.21	(b)	0.30	0.03	0.01
Net realized and unrealized gain (loss)	1.66		(1.38)	1.72	2.81

Total From Investment Operations	2.15		(0.59)	1.91	2.95

LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.50)	(0.15)	(0.13)
From net realized gains	(0.22)		(0.18)	(0.10)	–

Total Distributions	(0.45)		(0.68)	(0.25)	(0.13)

NET ASSET VALUE, END OF YEAR	$14.91		$13.21	$14.48	$12.82

TOTAL RETURN(c)	16.41%		(4.08%)	15.00%	29.61%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$50,082		$13,480	$16,577	$7,238
Ratio of expenses to average net assets(e)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	1.91%		1.31%	1.51%	14.17%	(f)
Portfolio turnover rate(g)	20%		54%	35%	22%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010		2009	(a)
Great-West Lifetime 2045 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$13.15		$14.45	$12.81		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.26	(b)	0.53	0.15		0.13
Capital gain distributions received	0.21	(b)	0.26	0.03		0.01
Net realized and unrealized gain (loss)	1.65		(1.38)	1.71		2.80

Total From Investment Operations	2.12		(0.59)	1.89		2.94

LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.53)	(0.15)		(0.13)
From net realized gains	(0.22)		(0.18)	(0.10)		–

Total Distributions	(0.45)		(0.71)	(0.25)		(0.13)

NET ASSET VALUE, END OF YEAR	$14.82		$13.15	$14.45		$12.81

TOTAL RETURN(c)	16.22%		(4.09%)	14.83%	(d)	29.51%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$253,750		$129,725	$59,483		$6,272
Ratio of expenses to average net assets(f)	0.22%		0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A	0.22%		0.21%	(g)
Ratio of net investment income to average net assets	1.83%		1.81%
Before waiver	N/A		N/A	1.81%		6.14%	(g)
After waiver	N/A		N/A	1.81%		6.14%	(g)
Portfolio turnover rate(h)	20%		54%	35%		22%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2012		2011	(a)
Great-West Lifetime 2045 Fund II - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$8.35		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.22	(b)	0.57
Capital gain distributions received	0.20	(b)	0.16
Net realized and unrealized gain (loss)	0.92		(1.66)

Total From Investment Operations	1.34		(0.93)

LESS DISTRIBUTIONS:
From net investment income	(0.25)		(0.57)
From net realized gains	(0.22)		(0.15)

Total Distributions	(0.47)		(0.72)

NET ASSET VALUE, END OF YEAR	$9.22		$8.35

TOTAL RETURN(c) (d)	16.17%		(9.38%)	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$2,985		$406
Ratio of expenses to average net assets(f)
Before waiver	0.37%		0.37%	(g)
After waiver	0.37%		0.36%	(g)
Ratio of net investment income to average net assets
Before waiver	2.36%		3.03%	(g)
After waiver	2.36%		3.04%	(g)
Portfolio turnover rate(h)	20%		54%

(a)	Class L inception date was April 7, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	(a)
Great-West Lifetime 2045 Fund III - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$13.29		$14.53	$12.89	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.26	(b)	0.39	0.15	0.13
Capital gain distributions received	0.20	(b)	0.24	0.03	0.01
Net realized and unrealized gain (loss)	1.75		(1.27)	1.76	2.88

Total From Investment Operations	2.21		(0.64)	1.94	3.02

LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.51)	(0.03)	(0.13)
From net realized gains	(0.09)		(0.09)	(0.27)	–

Total Distributions	(0.42)		(0.60)	(0.30)	(0.13)

NET ASSET VALUE, END OF YEAR	$15.08		$13.29	$14.53	$12.89

TOTAL RETURN(c)	16.77%		(4.44%)	15.22%	30.28%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$25,995		$830	$270	$26
Ratio of expenses to average net assets(e)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	1.76%		2.90%	1.56%	2.38%	(f)
Portfolio turnover rate(g)	25%		68%	69%	15%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010		2009	(a)
Great-West Lifetime 2045 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$13.27		$14.51	$12.89		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.22	(b)	0.40	0.12		0.13
Capital gain distributions received	0.19	(b)	0.25	0.03		0.01
Net realized and unrealized gain (loss)	1.79		(1.31)	1.77		2.88

Total From Investment Operations	2.20		(0.66)	1.92		3.02

LESS DISTRIBUTIONS:
From net investment income	(0.32)		(0.49)	(0.03)		(0.13)
From net realized gains	(0.09)		(0.09)	(0.27)		–

Total Distributions	(0.41)		(0.58)	(0.30)		(0.13)

NET ASSET VALUE, END OF YEAR	$15.06		$13.27	$14.51		$12.89

TOTAL RETURN(c)	16.59%		(4.52%)	15.05%	(d)	30.28%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$5,065		$3,692	$897		$229
Ratio of expenses to average net assets(f)	0.22%		0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A	0.22%		0.19%	(g)
Ratio of net investment income to average net assets	1.53%		2.61%
Before waiver	N/A		N/A	1.59%		4.64%	(g)
After waiver	N/A		N/A	1.59%		4.66%	(g)
Portfolio turnover rate(h)	25%		68%	69%		15%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	(a)
Great-West Lifetime 2055 Fund I - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$12.63		$14.17	$12.71	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.25	(b)	0.86	0.17	0.16
Capital gain distributions received	0.17	(b)	0.23	0.03	0.01
Net realized and unrealized gain (loss)	1.58		(1.62)	1.64	2.67

Total From Investment Operations	2.00		(0.53)	1.84	2.84

LESS DISTRIBUTIONS:
From net investment income	(0.25)		(0.86)	(0.20)	(0.13)
From net realized gains	(0.30)		(0.15)	(0.18)	–

Total Distributions	(0.55)		(1.01)	(0.38)	(0.13)

NET ASSET VALUE, END OF YEAR	$14.08		$12.63	$14.17	$12.71

TOTAL RETURN(c)	15.88%		(3.76%)	14.57%	28.44%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$7,431		$5,260	$4,790	$762
Ratio of expenses to average net assets(e)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	1.85%		1.78%	2.02%	3.91%	(f)
Portfolio turnover rate(g)	44%		65%	59%	20%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010		2009	(a)
Great-West Lifetime 2055 Fund I - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$12.63		$14.19	$12.71		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.26	(b)	0.86	0.17		0.12
Capital gain distributions received	0.19	(b)	0.23	0.03		0.01
Net realized and unrealized gain (loss)	1.53		(1.64)	1.62		2.71

Total From Investment Operations	1.98		(0.55)	1.82		2.84

LESS DISTRIBUTIONS:
From net investment income	(0.24)		(0.86)	(0.16)		(0.13)
From net realized gains	(0.30)		(0.15)	(0.18)		–

Total Distributions	(0.54)		(1.01)	(0.34)		(0.13)

NET ASSET VALUE, END OF YEAR	$14.07		$12.63	$14.19		$12.71

TOTAL RETURN(c)	15.86%		(3.98%)	14.44%	(d)	28.44%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$13,619		$8,008	$4,480		$1,113
Ratio of expenses to average net assets(f)	0.22%		0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A	0.22%		0.21%	(g)
Ratio of net investment income to average net assets	1.91%		1.85%
Before waiver	N/A		N/A	1.74%		9.09%	(g)
After waiver	N/A		N/A	1.74%		9.11%	(g)
Portfolio turnover rate(h)	44%		65%	59%		20%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	(a)
Great-West Lifetime 2055 Fund II - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$13.15		$14.50	$12.86	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	(b)	0.60	0.16	0.13
Capital gain distributions received	0.22	(b)	0.25	0.03	0.01
Net realized and unrealized gain (loss)	1.66		(1.50)	1.72	2.85

Total From Investment Operations	2.16		(0.65)	1.91	2.99

LESS DISTRIBUTIONS:
From net investment income	(0.24)		(0.59)	(0.17)	(0.13)
From net realized gains	(0.28)		(0.11)	(0.10)	–

Total Distributions	(0.52)		(0.70)	(0.27)	(0.13)

NET ASSET VALUE, END OF YEAR	$14.79		$13.15	$14.50	$12.86

TOTAL RETURN(c)	16.58%		(4.52%)	14.96%	30.01%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$9,163		$3,242	$2,531	$167
Ratio of expenses to average net assets(e)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	1.97%		1.54%	2.01%	5.27%	(f)
Portfolio turnover rate(g)	32%		56%	50%	6%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010		2009(a)
Great-West Lifetime 2055 Fund II - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$13.10		$14.48	$12.84		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.25	(b)	0.60	0.15		0.13
Capital gain distributions received	0.21	(b)	0.25	0.03		0.01
Net realized and unrealized gain (loss)	1.69		(1.52)	1.71		2.83

Total From Investment Operations	2.15		(0.67)	1.89		2.97

LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.60)	(0.15)		(0.13)
From net realized gains	(0.28)		(0.11)	(0.10)		–

Total Distributions	(0.51)		(0.71)	(0.25)		(0.13)

NET ASSET VALUE, END OF YEAR	$14.74		$13.10	$14.48		$12.84

TOTAL RETURN(c)	16.45%		(4.60%)	14.81%	(d)	29.81%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$57,016		$29,645	$13,649		$1,320
Ratio of expenses to average net assets(f)	0.22%		0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A	0.22%		0.21%	(g)
Ratio of net investment income to average net assets	1.76%		1.79%
Before waiver	N/A		N/A	1.89%		6.36%	(g)
After waiver	N/A		N/A	1.89%		6.36%	(g)
Portfolio turnover rate(h)	32%		56%	50%		6%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
Great-West Lifetime 2055 Fund II - Class L	2012		2011 (a)

NET ASSET VALUE, BEGINNING OF YEAR	$8.31		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.29	(b)	0.65
Capital gain distributions received	0.26	(b)	0.16
Net realized and unrealized gain (loss)	0.79		(1.78)

Total From Investment Operations	1.34		(0.97)

LESS DISTRIBUTIONS:
From net investment income	(0.26)		(0.65)
From net realized gains	(0.28)		(0.07)

Total Distributions	(0.54)		(0.72)

NET ASSET VALUE, END OF YEAR	$9.11		$8.31

TOTAL RETURN(c) (d)	16.19%		(9.73%)	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$695		$60
Ratio of expenses to average net assets(f)
Before waiver	0.37%		0.37%	(g)
After waiver	0.36%		0.35%	(g)
Ratio of net investment income to average net assets
Before waiver	3.21%		2.35%	(g)
After waiver	3.22%		2.37%	(g)
Portfolio turnover rate(h)	32%		56%

(a)	Class L inception date was April 7, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	(a)
Great-West Lifetime 2055 Fund III - Class T

NET ASSET VALUE, BEGINNING OF YEAR	$13.41		$14.30	$12.91	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	(b)	0.19	0.16	0.14
Capital gain distributions received	0.23	(b)	0.26	0.03	0.01
Net realized and unrealized gain (loss)	1.73		(1.14)	1.74	2.90

Total From Investment Operations	2.24		(0.69)	1.93	3.05

LESS DISTRIBUTIONS:
From net investment income	(0.27)		(0.17)	(0.14)	(0.14)
From net realized gains	(0.21)		(0.03)	(0.40)	–

Total Distributions	(0.48)		(0.20)	(0.54)	(0.14)

NET ASSET VALUE, END OF YEAR	$15.17		$13.41	$14.30	$12.91

TOTAL RETURN(c)	16.81%		(4.80%)	15.04%	30.55%	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$1,737		$88	$68	$31
Ratio of expenses to average net assets(e)	0.12%		0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	1.91%		1.46%	0.81%	2.76%	(f)
Portfolio turnover rate(g)	50%		67%	224%	7%	(d)

(a)	Class T inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	(a)
Great-West Lifetime 2055 Fund III - Class T1

NET ASSET VALUE, BEGINNING OF YEAR	$13.38		$14.29	$12.91	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.25	(b)	0.20	0.14	0.14
Capital gain distributions received	0.21	(b)	0.25	0.03	0.01
Net realized and unrealized gain (loss)	1.75		(1.14)	1.76	2.90

Total From Investment Operations	2.21		(0.69)	1.93	3.05

LESS DISTRIBUTIONS:
From net investment income	(0.26)		(0.19)	(0.15)	(0.14)
From net realized gains	(0.21)		(0.03)	(0.40)	–

Total Distributions	(0.47)		(0.22)	(0.55)	(0.14)

NET ASSET VALUE, END OF YEAR	$15.12		$13.38	$14.29	$12.91

TOTAL RETURN(c) (d)	16.68%		(4.89%)	15.05%	30.55%	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$1,324		$746	$106	$28
Ratio of expenses to average net assets(f)
Before waiver	0.22%		0.22%	0.22%	0.22%	(g)
After waiver	0.22%		0.22%	0.19%	0.13%	(g)
Ratio of net investment income to average net assets
Before waiver	1.72%		2.67%	1.52%	2.29%	(g)
After waiver	1.73%		2.67%	1.55%	2.37%	(g)
Portfolio turnover rate(h)	50%		67%	224%	7%	(e)

(a)	Class T1 inception date was May 1, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-four funds. Interests in the Great-West Lifetime 2015 Fund I, the Great-West Lifetime 2015 Fund II, the Great-West Lifetime 2015 Fund III, the Great-West Lifetime 2025 Fund I, the Great-West Lifetime 2025 Fund II, the Great-West Lifetime 2025 Fund III, the Great-West Lifetime 2035 Fund I, the Great-West Lifetime 2035 Fund II, the Great-West Lifetime 2035 Fund III, the Great-West Lifetime 2045 Fund I, the Great-West Lifetime 2045 Fund II, the Great-West Lifetime 2045 Fund III, the Great-West Lifetime 2055 Fund I, the Great-West Lifetime 2055 Fund II, and the Great-West Lifetime 2055 Fund III (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of the Great-West Funds. Effective September 24, 2012, the Maxim Lifetime 2015 I Portfolio, the Maxim Lifetime 2015 II Portfolio, the Maxim Lifetime 2015 III Portfolio, the Maxim Lifetime 2025 I Portfolio, the Maxim Lifetime 2025 II Portfolio, the Maxim Lifetime 2025 III Portfolio, the Maxim Lifetime 2035 I Portfolio, the Maxim Lifetime 2035 II Portfolio, the Maxim Lifetime 2035 III Portfolio, the Maxim Lifetime 2045 I Portfolio, the Maxim Lifetime 2045 II Portfolio, the Maxim Lifetime 2045 III Portfolio, the Maxim Lifetime 2055 I Portfolio, the Maxim Lifetime 2055 II Portfolio, and the Maxim Lifetime 2055 III Portfolio names changed to the Great-West Lifetime 2015 I Fund, the Great-West Lifetime 2015 II Fund, the Great-West Lifetime 2015 III Fund, the Great-West Lifetime 2025 I Fund, the Great-West Lifetime 2025 II Fund, the Great-West Lifetime 2025 III Fund, the Great-West Lifetime 2035 I Fund, the Great-West Lifetime 2035 II Fund, the Great-West Lifetime 2035 III Fund, the Great-West Lifetime 2045 I Fund, the Great-West Lifetime 2045 II Fund, the Great-West Lifetime 2045 III Fund, the Great-West Lifetime 2055 I Fund, the Great-West Lifetime 2055 II Fund, and the Great-West Lifetime 2055 III Fund, respectively. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation. There are three risk profile options for each available year designated in the name of each Fund. The Fund I series are generally expected to pursue a more conservative allocation strategy relative to the Fund II or Fund III series. The Fund II series are generally expected to pursue a more moderate allocation strategy relative to the Fund I or Fund III series. The Fund III series are generally expected to pursue a more aggressive allocation strategy relative to the Fund I or Fund II series. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

Each of the Funds offer three share classes, referred to as Class T, Class T1, and Class L shares. All shares of the Funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Net Asset Value

The net asset value of each class of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of each Fund by the number of issued and outstanding shares of each class of each Fund on each business day.

Annual Report - December 31, 2012

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

Great-West Lifetime 2015 Fund I

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$102,275,167	$—	$—	$102,275,167
Equity Mutual Funds	82,106,010	—	—	82,106,010
Money Market Fund	3,601,011	—	—	3,601,011
Fixed Interest Contract	—	—	9,368,686	9,368,686

Total Investments	$187,982,188	$0	$9,368,686	$197,350,874

Great-West Lifetime 2015 Fund II

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$312,283,002	$—	$—	$312,283,002
Equity Mutual Funds	364,526,295	—	—	364,526,295
Money Market Fund	11,037,673	—	—	11,037,673
Fixed Interest Contract	—	—	28,631,622	28,631,622

Total Investments	$687,846,970	$0	$28,631,622	$716,478,592

Annual Report - December 31, 2012

Great-West Lifetime 2015 Fund III

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$8,623,840	$—	$—	$8,623,840
Equity Mutual Funds	14,376,385	—	—	14,376,385
Money Market Fund	303,024	—	—	303,024
Fixed Interest Contract	—	—	785,159	785,159

Total Investments	$23,303,249	$0	$785,159	$24,088,408

Great-West Lifetime 2025 Fund I

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$106,419,844	$—	$—	$106,419,844
Equity Mutual Funds	125,769,248	—	—	125,769,248
Money Market Fund	2,157,207	—	—	2,157,207
Fixed Interest Contract	—	—	5,585,349	5,585,349

Total Investments	$234,346,299	$0	$5,585,349	$239,931,648

Great-West Lifetime 2025 Fund II

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$294,771,833	$—	$—	$294,771,833
Equity Mutual Funds	613,547,826	—	—	613,547,826
Money Market Fund	5,897,562	—	—	5,897,562
Fixed Interest Contract	—	—	15,392,105	15,392,105

Total Investments	$914,217,221	$0	$15,392,105	$929,609,326

Great-West Lifetime 2025 Fund III

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$11,039,397	$—	$—	$11,039,397
Equity Mutual Funds	42,916,379	—	—	42,916,379
Money Market Fund	224,087	—	—	224,087
Fixed Interest Contract	—	—	579,478	579,478

Total Investments	$54,179,863	$0	$579,478	$54,759,341

Annual Report - December 31, 2012

Great-West Lifetime 2035 Fund I

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$47,173,012	$—	$—	$47,173,012
Equity Mutual Funds	122,054,929	—	—	122,054,929
Money Market Fund	375,125	—	—	375,125
Fixed Interest Contract	—	—	989,111	989,111

Total Investments	$169,603,066	$0	$989,111	$170,592,177

Great-West Lifetime 2035 Fund II

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$93,565,108	$—	$—	$93,565,108
Equity Mutual Funds	539,137,858	—	—	539,137,858
Money Market Fund	753,155	—	—	753,155
Fixed Interest Contract	—	—	1,946,241	1,946,241

Total Investments	$633,456,121	$0	$1,946,241	$635,402,362

Great-West Lifetime 2035 Fund III

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$3,730,860	$—	$—	$3,730,860
Equity Mutual Funds	48,580,240	—	—	48,580,240
Money Market Fund	31,403	—	—	31,403
Fixed Interest Contract	—	—	78,546	78,546

Total Investments	$52,342,503	$0	$78,546	$52,421,049

Great-West Lifetime 2045 Fund I

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$13,947,448	$—	$—	$13,947,448
Equity Mutual Funds	66,689,661	—	—	66,689,661

Total Investments	$80,637,109	$0	$0	$80,637,109

Annual Report - December 31, 2012

Great-West Lifetime 2045 Fund II

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$27,081,583	$—	$—	$27,081,583
Equity Mutual Funds	279,787,022	—	—	279,787,022

Total Investments	$306,868,605	$0	$0	$306,868,605

Great-West Lifetime 2045 Fund III

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$1,600,195	$—	$—	$1,600,195
Equity Mutual Funds	29,463,058	—	—	29,463,058

Total Investments	$31,063,253	$0	$0	$31,063,253

Great-West Lifetime 2055 Fund I

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$3,178,754	$—	$—	$3,178,754
Equity Mutual Funds	17,874,886	—	—	17,874,886

Total Investments	$21,053,640	$0	$0	$21,053,640

Great-West Lifetime 2055 Fund II

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$5,368,585	$—	$—	$5,368,585
Equity Mutual Funds	61,516,156	—	—	61,516,156

Total Investments	$66,884,741	$0	$0	$66,884,741

Great-West Lifetime 2055 Fund III

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$153,961	$—	$—	$153,961
Equity Mutual Funds	2,907,585	—	—	2,907,585

Total Investments	$3,061,546	$0	$0	$3,061,546

Annual Report - December 31, 2012

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2012:

	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III
Beginning Balance, January 1, 2012	$4,804,960	$13,988,036	$267,384
Total realized gains (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest	120,675	349,766	11,645
Purchases	5,205,205	15,886,690	764,901
Sales	(762,154)	(1,592,870)	(258,771)
Transfers into Level 3	–	–	–
Transfers out of Level 3	–	–	–

Ending Balance, December 31, 2012	$9,368,686	$28,631,622	$785,159

	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III
Beginning Balance, January 1, 2012	$2,736,996	$6,758,068	$127,710
Total realized gains (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest	67,971	179,553	7,201
Purchases	3,289,563	9,470,746	534,170
Sales	(509,181)	(1,016,262)	(89,603)
Transfers into Level 3	–	–	–
Transfers out of Level 3	–	–	–

Ending Balance, December 31, 2012	$5,585,349	$15,392,105	$579,478

	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III
Beginning Balance, January 1, 2012	$436,335	$758,454	$13,245
Total realized gains (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest	11,234	21,103	921
Purchases	641,892	1,337,558	77,543
Sales	(100,350)	(170,874)	(13,163)
Transfers into Level 3	–	–	–
Transfers out of Level 3	–	–	–

Ending Balance, December 31, 2012	$989,111	$1,946,241	$78,546

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of December 31, 2012, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Risk Factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Investments in each Fund are subject to risks related to its allocation strategy. The success of each Fund will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Funds such as a decline in the value and liquidity of many securities held by the Funds, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Annual Report - December 31, 2012

Investing in underlying funds that primarily invest in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Fund’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Funds to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Fund may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds of the Funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Funds are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds’ U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Funds’ Colorado tax returns remain open for an additional year.

Annual Report - December 31, 2012

Application of Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Funds adopted ASU No. 2011-04 for their fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the financial position of the Funds or the results of their operations.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), formerly known as GW Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class T1 and Class L shares and for providing or arranging for the provision of services to Class T1 and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Class T1 shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class T1 and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as Directors was $238,800 for the year ended December 31, 2012. Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.

The Funds each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Funds and GWL&A being an affiliated entity the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, the Adviser and Great-West Funds permitting the affiliated applicants to purchase the GWL&A Contract. Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation. There were no deviations from the terms and conditions of the Exemptive Order as of the year ended December 31, 2012.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds with no more than 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

Annual Report - December 31, 2012

The Great-West Funds Board of Directors must annually consider whether allocation by the Funds to the GWL&A Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Funds may also invest in various funds affiliated with the Adviser & GWL&A. The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2012, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West Lifetime 2015 Fund I
Affiliate	Shares Held/Account Balance 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2012
Great-West American Century Growth Fund Initial Class	265,818	$2,027,014	$1,914,478	$1,179,275	$151,198	$33,187	$2,865,516
Great-West Bond Index Fund Initial Class	2,062,165	15,588,784	20,281,250	7,051,550	173,749	606,811	28,684,717
Great-West Federated Bond Fund Initial Class	2,621,844	15,600,745	15,335,388	2,328,187	107,069	791,586	28,709,187
Great-West International Index Fund Initial Class	611,212	3,496,442	3,637,735	2,221,619	(212,306)	115,467	5,885,969
Great-West Invesco ADR Fund Initial Class	—	966,079	802,378	1,924,211	(50,179)	320	—
Great-West Janus Large Cap Growth Fund Initial Class	324,793	1,658,324	1,616,993	1,068,157	(270,679)	12,802	2,871,166
Great-West Life & Annuity Contract	9,368,686	4,804,960	5,205,205	762,154	—	120,675	9,368,686
Great-West Loomis Sayles Small Cap Value Fund Initial Class	42,335	583,087	588,007	263,445	51,069	7,184	950,432
Great-West MFS International Growth Fund Initial Class	117,892	789,469	822,424	474,290	(9,889)	14,713	1,325,102
Great-West MFS International Value Fund Initial Class	182,383	—	1,649,336	61,131	502	12,996	1,617,736
Great-West Money Market Fund	3,601,011	1,851,267	2,015,791	266,047	—	—	3,601,011
Great-West Putnam Equity Income Fund Initial Class	308,199	2,033,308	1,940,560	872,924	49,687	61,090	3,494,980
Great-West Putnam High Yield Bond Fund Initial Class	1,306,115	3,964,022	7,443,183	781,466	48,435	463,923	10,919,123
Great-West Real Estate Index Fund Initial Class	471,847	—	4,903,174	181,382	5,288	15,910	4,902,489
Great-West S&P 500® Index Fund Initial Class	999,253	7,377,158	7,112,106	2,385,167	502,367	191,068	12,740,478
Great-West S&P Mid Cap 400® Index Fund Initial Class	497,239	3,152,696	3,129,834	1,315,285	90,760	77,625	5,454,715
Great-West S&P Small Cap 600® Index Fund Initial Class	299,413	1,780,725	1,900,214	917,135	121,131	43,758	2,892,330
Great-West Short Duration Bond Fund Initial Class	552,268	2,955,238	3,242,353	454,047	3,831	111,513	5,776,724
Great-West T. Rowe Price Equity Income Fund Initial Class	213,978	1,657,359	2,146,432	547,278	76,447	62,537	3,494,256
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	75,441	551,747	951,740	212,929	(2,609)	8,819	1,324,741
Great-West Templeton Global Bond Fund Initial Class	607,898	3,806,397	3,198,276	1,393,704	33,145	300,449	5,927,002

					$869,016	$3,052,433	$142,806,360

Annual Report - December 31, 2012

Great-West Lifetime 2015 Fund II
Affiliate	Shares Held/Account Balance 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2012
Great-West American Century Growth Fund Initial Class	1,293,042	$9,663,387	$8,660,132	$4,832,993	$655,537	$156,915	$13,938,992
Great-West Bond Index Fund Initial Class	6,264,201	45,572,409	62,552,329	20,357,716	732,046	1,774,314	87,135,030
Great-West Federated Bond Fund Initial Class	8,013,294	45,599,379	47,741,186	5,817,342	307,627	2,330,869	87,745,566
Great-West International Index Fund Initial Class	2,945,028	16,791,204	15,806,225	8,497,319	(761,434)	547,733	28,360,622
Great-West Invesco ADR Fund Initial Class	—	4,626,609	3,546,206	8,847,027	(186,297)	1,584	—
Great-West Janus Large Cap Growth Fund Initial Class	1,576,353	8,389,702	7,129,101	4,524,097	(1,161,162)	61,059	13,934,957
Great-West Life & Annuity Contract	28,631,622	13,988,036	15,886,690	1,592,870	—	349,766	28,631,622
Great-West Loomis Sayles Small Cap Value Fund Initial Class	202,728	2,771,105	2,592,628	1,014,624	224,039	33,489	4,551,241
Great-West MFS International Growth Fund Initial Class	573,518	3,797,733	3,662,957	1,852,800	(26,119)	69,915	6,446,340
Great-West MFS International Value Fund Initial Class	880,145	—	7,868,185	194,096	694	61,812	7,806,889
Great-West Money Market Fund	11,037,673	5,360,982	6,259,240	582,550	—	—	11,037,673
Great-West Putnam Equity Income Fund Initial Class	1,492,049	9,689,630	8,369,423	2,994,634	181,771	286,278	16,919,837
Great-West Putnam High Yield Bond Fund Initial Class	4,007,776	11,548,941	22,838,837	1,746,686	86,277	1,366,037	33,505,005
Great-West Real Estate Index Fund Initial Class	1,872,936	—	19,173,291	421,779	14,143	62,184	19,459,804
Great-West S&P 500® Index Fund Initial Class	4,841,051	35,203,496	31,325,598	7,813,072	2,073,946	894,475	61,723,395
Great-West S&P Mid Cap 400® Index Fund Initial Class	2,411,570	15,044,064	13,703,540	4,617,193	319,113	369,291	26,454,919
Great-West S&P Small Cap 600® Index Fund Initial Class	1,452,623	8,520,476	8,499,707	3,462,711	654,003	206,171	14,032,337
Great-West Short Duration Bond Fund Initial Class	1,683,566	8,636,539	9,934,949	1,044,466	15,159	328,920	17,610,104
Great-West T. Rowe Price Equity Income Fund Initial Class	1,035,700	7,910,559	9,257,586	1,427,729	257,069	292,606	16,912,985
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	372,376	2,685,788	4,558,549	845,537	(10,264)	42,464	6,538,920
Great-West Templeton Global Bond Fund Initial Class	1,879,748	11,100,044	9,606,161	3,278,397	65,721	893,345	18,327,542

					$3,441,869	$10,129,227	$521,073,780

Annual Report - December 31, 2012

Great-West Lifetime 2015 Fund III
Affiliate	Shares Held/Account Balance 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2012
Great-West American Century Growth Fund Initial Class	53,680	$303,266	$666,591	$387,044	$60,299	$7,055	$578,667
Great-West Bond Index Fund Initial Class	173,511	867,389	2,839,328	1,267,819	31,898	58,203	2,413,541
Great-West Federated Bond Fund Initial Class	221,541	867,421	2,371,479	807,865	25,039	74,850	2,425,870
Great-West International Index Fund Initial Class	122,765	525,149	1,193,774	681,287	6,063	23,231	1,182,228
Great-West Invesco ADR Fund Initial Class	—	144,894	321,238	479,766	4,760	81	—
Great-West Janus Large Cap Growth Fund Initial Class	65,489	268,720	543,350	352,830	(32,646)	2,577	578,923
Great-West Life & Annuity Contract	785,159	267,384	764,901	258,771	—	11,645	785,159
Great-West Loomis Sayles Small Cap Value Fund Initial Class	8,434	86,303	197,424	98,194	14,005	1,544	189,340
Great-West MFS International Growth Fund Initial Class	23,724	118,078	265,296	146,297	7,331	2,955	266,661
Great-West MFS International Value Fund Initial Class	36,539	—	353,486	34,880	(335)	2,619	324,099
Great-West Money Market Fund	303,024	102,380	298,119	97,475	—	—	303,024
Great-West Putnam Equity Income Fund Initial Class	62,206	304,138	667,182	321,776	38,222	13,460	705,414
Great-West Putnam High Yield Bond Fund Initial Class	110,687	220,731	891,745	210,898	7,740	41,278	925,339
Great-West Real Estate Index Fund Initial Class	67,855	—	713,738	34,976	1,119	2,303	705,012
Great-West S&P 500® Index Fund Initial Class	201,350	1,101,466	2,402,152	1,050,316	144,596	42,366	2,567,212
Great-West S&P Mid Cap 400® Index Fund Initial Class	100,396	472,484	1,037,445	468,589	55,613	17,171	1,101,339
Great-West S&P Small Cap 600® Index Fund Initial Class	60,360	268,612	637,914	338,420	31,791	9,564	583,072
Great-West Short Duration Bond Fund Initial Class	46,694	164,113	479,596	157,310	1,980	10,610	488,421
Great-West T. Rowe Price Equity Income Fund Initial Class	43,173	248,464	619,682	208,540	23,078	13,971	705,006
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	15,449	84,969	267,339	86,471	366	1,807	271,289
Great-West Templeton Global Bond Fund Initial Class	51,767	212,207	472,936	205,845	1,980	26,986	504,729

					$422,899	$364,276	$17,604,345

Annual Report - December 31, 2012

Great-West Lifetime 2025 Fund I
Affiliate	Shares Held/Account Balance 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2012
Great-West American Century Growth Fund Initial Class	451,251	$3,589,119	$2,597,343	$1,535,556	$213,467	$56,154	$4,864,487
Great-West Bond Index Fund Initial Class	2,316,640	17,132,758	21,411,397	6,166,183	163,518	667,664	32,224,461
Great-West Federated Bond Fund Initial Class	2,962,291	17,148,051	18,375,231	3,123,793	154,980	876,755	32,437,086
Great-West International Index Fund Initial Class	1,218,744	7,301,230	5,797,720	3,149,101	(265,858)	231,036	11,736,505
Great-West Invesco ADR Fund Initial Class	—	2,006,479	1,260,879	3,602,686	(121,873)	656	—
Great-West Janus Large Cap Growth Fund Initial Class	551,299	2,934,690	2,159,627	1,081,846	(199,180)	21,794	4,873,483
Great-West Life & Annuity Contract	5,585,349	2,736,996	3,289,563	509,181	—	67,971	5,585,349
Great-West Loomis Sayles Small Cap Value Fund Initial Class	84,511	1,235,165	945,137	352,130	121,225	14,329	1,897,278
Great-West MFS International Growth Fund Initial Class	235,102	1,643,905	1,286,261	639,275	2,840	29,457	2,642,550
Great-West MFS International Value Fund Initial Class	365,014	—	3,290,785	110,343	939	26,084	3,237,671
Great-West Money Market Fund	2,157,207	1,045,082	1,299,955	187,830	—	—	2,157,207
Great-West Putnam Equity Income Fund Initial Class	524,014	3,600,884	2,582,703	932,812	61,942	103,169	5,942,323
Great-West Putnam High Yield Bond Fund Initial Class	1,470,437	4,318,904	8,471,781	799,796	51,578	507,776	12,292,855
Great-West Real Estate Index Fund Initial Class	534,058	—	5,547,143	203,757	5,135	18,042	5,548,858
Great-West S&P 500® Index Fund Initial Class	1,694,938	13,039,919	9,604,326	2,265,992	680,080	321,636	21,610,457
Great-West S&P Mid Cap 400® Index Fund Initial Class	843,371	5,584,183	4,140,905	1,348,545	102,348	131,886	9,251,774
Great-West S&P Small Cap 600® Index Fund Initial Class	604,010	3,795,563	3,102,739	1,208,501	364,680	88,253	5,834,739
Great-West Short Duration Bond Fund Initial Class	327,779	1,679,061	2,057,393	321,689	3,312	64,662	3,428,568
Great-West T. Rowe Price Equity Income Fund Initial Class	363,769	2,936,769	2,959,451	385,967	100,117	105,489	5,940,355
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	129,696	977,359	1,455,451	193,258	13,266	15,190	2,277,457
Great-West Templeton Global Bond Fund Initial Class	735,933	4,663,317	3,569,210	1,415,747	50,792	361,291	7,175,344

					$1,503,308	$3,709,294	$180,958,807

Annual Report - December 31, 2012

Great-West Lifetime 2025 Fund II

Affiliate	Shares Held/Account Balance 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2012

Great-West American Century Growth Fund Initial Class	2,330,166	$16,861,729	$14,085,525	$6,776,287	$996,857	$281,848	$25,119,185
Great-West Bond Index Fund Initial Class	6,430,306	42,432,078	61,977,254	14,518,236	403,415	1,798,911	89,445,561
Great-West Federated Bond Fund Initial Class	8,187,388	42,435,011	53,231,590	6,131,940	289,532	2,358,119	89,651,903
Great-West International Index Fund Initial Class	6,232,284	34,376,564	28,123,435	10,648,219	(857,341)	1,163,192	60,016,892
Great-West Invesco ADR Fund Initial Class	—	9,451,966	6,806,513	17,721,848	(456,270)	3,344	—
Great-West Janus Large Cap Growth Fund Initial Class	2,834,811	14,074,181	11,168,771	4,136,488	(892,111)	109,925	25,059,730
Great-West Life & Annuity Contract	15,392,105	6,758,068	9,470,746	1,016,262	—	179,553	15,392,105
Great-West Loomis Sayles Small Cap Value Fund Initial Class	434,207	5,833,313	5,003,843	1,511,929	488,644	71,739	9,747,939
Great-West MFS International Growth Fund Initial Class	1,214,510	7,712,030	6,488,832	2,214,388	26,249	147,914	13,651,093
Great-West MFS International Value Fund Initial Class	1,858,638	—	16,343,873	135,292	(814)	131,102	16,486,119
Great-West Money Market Fund	5,897,562	2,614,208	3,654,985	371,631	—	—	5,897,562
Great-West Putnam Equity Income Fund Initial Class	2,687,567	16,905,191	13,028,464	2,867,998	216,846	514,387	30,477,005
Great-West Putnam High Yield Bond Fund Initial Class	4,082,509	10,673,238	24,239,123	1,576,942	86,203	1,367,591	34,129,779
Great-West Real Estate Index Fund Initial Class	2,181,161	—	22,160,825	331,151	12,831	72,732	22,662,269
Great-West S&P 500® Index Fund Initial Class	8,709,571	61,256,727	50,867,438	7,963,601	2,081,304	1,603,395	111,047,031
Great-West S&P Mid Cap 400® Index Fund Initial Class	4,340,386	26,295,418	21,698,805	4,682,648	384,832	663,839	47,614,038
Great-West S&P Small Cap 600® Index Fund Initial Class	3,109,985	17,885,863	16,490,988	5,319,381	1,431,562	441,796	30,042,455
Great-West Short Duration Bond Fund Initial Class	908,950	4,144,584	5,946,910	617,205	4,206	174,630	9,507,617
Great-West T. Rowe Price Equity Income Fund Initial Class	1,865,305	13,834,693	15,325,685	1,001,763	241,325	526,032	30,460,433
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	672,617	4,648,797	7,727,989	731,413	57,668	76,452	11,811,156
Great-West Templeton Global Bond Fund Initial Class	2,056,371	11,545,978	10,340,519	2,774,686	84,790	969,125	20,049,613

					$4,599,728	$12,655,626	$698,269,485

Annual Report - December 31, 2012

Great-West Lifetime 2025 Fund III

Affiliate	Shares Held/Account Balance 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2012

Great-West American Century Growth Fund Initial Class	166,381	$640,786	$1,751,976	$618,677	$99,337	$20,897	$1,793,587
Great-West Bond Index Fund Initial Class	239,784	798,150	3,436,901	874,636	21,769	72,411	3,335,400
Great-West Federated Bond Fund Initial Class	307,442	798,242	3,137,517	562,621	16,739	94,465	3,366,486
Great-West International Index Fund Initial Class	448,942	1,302,136	3,528,744	988,473	(35,650)	84,471	4,323,312
Great-West Invesco ADR Fund Initial Class	—	358,490	940,103	1,336,411	7,197	261	—
Great-West Janus Large Cap Growth Fund Initial Class	203,286	549,237	1,387,607	445,080	(94,852)	7,962	1,797,047
Great-West Life & Annuity Contract	579,478	127,710	534,170	89,603	—	7,201	579,478
Great-West Loomis Sayles Small Cap Value Fund Initial Class	31,260	221,673	606,029	156,522	20,045	5,398	701,787
Great-West MFS International Growth Fund Initial Class	86,694	293,962	799,863	224,297	2,527	10,768	974,446
Great-West MFS International Value Fund Initial Class	134,178	—	1,200,348	30,041	(193)	9,529	1,190,156
Great-West Money Market Fund	224,087	49,229	208,216	33,358	—	—	224,087
Great-West Putnam Equity Income Fund Initial Class	193,120	643,327	1,647,737	322,530	15,267	38,829	2,189,981
Great-West Putnam High Yield Bond Fund Initial Class	152,712	200,698	1,188,244	139,269	4,128	52,729	1,276,674
Great-West Real Estate Index Fund Initial Class	134,921	—	1,368,312	18,734	675	4,537	1,401,832
Great-West S&P 500® Index Fund Initial Class	624,384	2,327,694	6,137,418	1,047,060	65,954	121,330	7,960,897
Great-West S&P Mid Cap 400® Index Fund Initial Class	311,508	1,000,572	2,657,346	503,810	15,767	49,861	3,417,242
Great-West S&P Small Cap 600® Index Fund Initial Class	223,091	682,591	1,951,635	561,598	39,447	33,243	2,155,061
Great-West Short Duration Bond Fund Initial Class	34,009	78,499	332,157	55,698	719	6,979	355,737
Great-West T. Rowe Price Equity Income Fund Initial Class	134,052	526,722	1,677,172	182,319	3,335	39,943	2,189,069
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	47,679	177,494	742,893	93,956	(5,089)	5,545	837,239
Great-West Templeton Global Bond Fund Initial Class	76,571	217,068	639,596	141,503	(1,757)	37,403	746,568

					$175,365	$703,762	$40,816,086

Annual Report - December 31, 2012

Great-West Lifetime 2035 Fund I

Affiliate	Shares Held/Account Balance 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2012

Great-West American Century Growth Fund Initial Class	448,789	$3,590,073	$2,405,074	$1,374,972	$192,093	$55,871	$4,837,945
Great-West Bond Index Fund Initial Class	1,094,267	7,895,073	9,751,079	2,365,400	49,517	312,991	15,221,251
Great-West Federated Bond Fund Initial Class	1,389,876	7,896,677	9,049,874	1,742,238	62,622	409,263	15,219,149
Great-West International Index Fund Initial Class	1,410,830	8,518,344	6,094,445	2,986,750	(241,111)	269,003	13,586,290
Great-West Invesco ADR Fund Initial Class	—	2,345,252	1,359,180	4,093,456	(152,591)	748	—
Great-West Janus Large Cap Growth Fund Initial Class	548,051	2,942,737	1,923,360	806,751	(141,757)	21,800	4,844,772
Great-West Life & Annuity Contract	989,111	436,335	641,892	100,350	—	11,234	989,111
Great-West Loomis Sayles Small Cap Value Fund Initial Class	98,036	1,468,633	1,030,253	384,154	133,728	16,671	2,200,917
Great-West MFS International Growth Fund Initial Class	271,643	1,915,614	1,387,303	634,017	17,507	34,241	3,053,269
Great-West MFS International Value Fund Initial Class	420,601	—	3,788,500	122,108	1,030	30,218	3,730,728
Great-West Money Market Fund	375,125	172,479	239,491	36,846	—	—	375,125
Great-West Putnam Equity Income Fund Initial Class	522,667	3,603,790	2,324,635	688,710	45,625	102,374	5,927,039
Great-West Putnam High Yield Bond Fund Initial Class	687,801	1,982,910	4,080,668	441,551	29,371	234,419	5,750,017
Great-West Real Estate Index Fund Initial Class	349,755	—	3,614,636	114,823	4,282	11,882	3,633,953
Great-West S&P 500® Index Fund Initial Class	1,680,508	13,107,143	8,789,542	1,797,715	527,101	318,174	21,426,475
Great-West S&P Mid Cap 400® Index Fund Initial Class	841,752	5,590,385	3,843,422	1,074,788	84,641	130,964	9,234,023
Great-West S&P Small Cap 600® Index Fund Initial Class	701,223	4,500,123	3,403,957	1,316,240	397,692	102,628	6,773,814
Great-West Short Duration Bond Fund Initial Class	58,718	274,047	401,388	63,206	10	11,283	614,191
Great-West T. Rowe Price Equity Income Fund Initial Class	362,863	2,939,608	2,944,333	379,326	94,290	104,540	5,925,547
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	129,059	974,683	1,437,252	180,266	13,046	15,206	2,266,270
Great-West Templeton Global Bond Fund Initial Class	364,217	2,332,897	1,737,786	699,147	19,647	177,723	3,551,117

					$1,136,743	$2,371,233	$129,161,003

Annual Report - December 31, 2012

Great-West Lifetime 2035 Fund II
Affiliate	Shares Held/Account Balance 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2012
Great-West American Century Growth Fund Initial Class	2,032,972	$13,704,560	$11,785,933	$4,419,675	$650,180	$241,805	$21,915,441
Great-West Bond Index Fund Initial Class	2,165,273	13,769,180	20,670,385	4,183,828	100,550	597,101	30,118,943
Great-West Federated Bond Fund Initial Class	2,754,602	13,770,217	19,322,534	2,960,300	88,020	783,243	30,162,897
Great-West International Index Fund Initial Class	6,303,540	32,565,109	26,727,069	6,099,245	(512,278)	1,177,044	60,703,085
Great-West Invesco ADR Fund Initial Class	—	8,964,511	6,265,708	16,654,670	(476,244)	3,205	—
Great-West Janus Large Cap Growth Fund Initial Class	2,463,100	11,335,734	9,178,197	1,645,078	(400,766)	95,572	21,773,802
Great-West Life & Annuity Contract	1,946,241	758,454	1,337,558	170,874	—	21,103	1,946,241
Great-West Loomis Sayles Small Cap Value Fund Initial Class	442,404	5,573,798	4,827,771	1,009,205	327,299	71,537	9,931,972
Great-West MFS International Growth Fund Initial Class	1,237,756	7,330,990	6,276,796	1,299,941	10,721	150,419	13,912,372
Great-West MFS International Value Fund Initial Class	1,877,341	—	16,538,472	165,903	(214)	132,620	16,652,018
Great-West Money Market Fund	753,155	296,764	520,991	64,600	—	—	753,155
Great-West Putnam Equity Income Fund Initial Class	2,340,505	13,727,817	10,780,818	880,165	44,191	438,360	26,541,331
Great-West Putnam High Yield Bond Fund Initial Class	1,364,767	3,466,170	8,322,420	625,710	37,265	452,411	11,409,453
Great-West Real Estate Index Fund Initial Class	1,327,385	—	13,433,965	148,296	5,632	44,265	13,791,528
Great-West S&P 500® Index Fund Initial Class	7,535,862	49,746,872	42,539,499	2,745,020	527,644	1,355,374	96,082,240
Great-West S&P Mid Cap 400® Index Fund Initial Class	3,777,832	21,359,195	17,777,269	1,392,688	101,571	563,961	41,442,815
Great-West S&P Small Cap 600® Index Fund Initial Class	3,169,273	17,175,963	15,796,151	3,663,183	974,412	440,922	30,615,177
Great-West Short Duration Bond Fund Initial Class	114,589	461,726	841,595	106,567	732	21,209	1,198,599
Great-West T. Rowe Price Equity Income Fund Initial Class	1,624,351	11,217,456	13,913,120	529,946	124,383	446,260	26,525,659
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	588,696	3,755,093	6,710,732	256,951	20,238	66,567	10,337,510
Great-West Templeton Global Bond Fund Initial Class	736,257	4,088,165	3,942,961	1,185,512	26,338	345,324	7,178,508

					$1,649,674	$7,448,302	$472,992,746

Annual Report - December 31, 2012

Great-West Lifetime 2035 Fund III
Affiliate	Shares Held/Account Balance 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2012
Great-West American Century Growth Fund Initial Class	182,546	$546,430	$1,908,471	$499,061	$98,004	$22,685	$1,967,850
Great-West Bond Index Fund Initial Class	86,385	247,036	1,255,411	293,848	5,979	26,392	1,201,620
Great-West Federated Bond Fund Initial Class	109,679	247,046	1,198,891	243,085	6,300	34,162	1,200,982
Great-West International Index Fund Initial Class	571,757	1,295,644	4,565,017	892,927	9,674	107,704	5,506,019
Great-West Invesco ADR Fund Initial Class	—	356,307	1,206,460	1,587,610	32,204	321	—
Great-West Janus Large Cap Growth Fund Initial Class	223,211	449,003	1,575,895	310,683	(51,636)	8,744	1,973,184
Great-West Life & Annuity Contract	78,546	13,245	77,543	13,163	—	921	78,546
Great-West Loomis Sayles Small Cap Value Fund Initial Class	39,752	223,736	781,864	142,575	30,705	6,793	892,435
Great-West MFS International Growth Fund Initial Class	110,498	291,118	1,034,390	200,521	12,393	13,733	1,242,000
Great-West MFS International Value Fund Initial Class	170,702	—	1,551,907	62,984	(672)	12,139	1,514,128
Great-West Money Market Fund	31,403	4,816	31,456	4,869	—	—	31,403
Great-West Putnam Equity Income Fund Initial Class	211,535	547,140	1,845,224	219,177	18,727	41,818	2,398,812
Great-West Putnam High Yield Bond Fund Initial Class	54,545	61,465	446,544	60,286	3,068	19,066	455,994
Great-West Real Estate Index Fund Initial Class	111,578	—	1,130,045	13,750	486	3,752	1,159,298
Great-West S&P 500® Index Fund Initial Class	682,882	1,992,449	6,829,127	653,419	63,772	130,480	8,706,748
Great-West S&P Mid Cap 400® Index Fund Initial Class	341,498	851,000	2,953,512	319,638	17,951	53,651	3,746,235
Great-West S&P Small Cap 600® Index Fund Initial Class	284,933	686,254	2,488,020	488,307	74,475	41,902	2,752,454
Great-West Short Duration Bond Fund Initial Class	4,512	8,430	47,235	8,521	124	919	47,191
Great-West T. Rowe Price Equity Income Fund Initial Class	146,821	446,804	1,945,314	156,289	10,588	42,839	2,397,591
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	52,192	149,340	822,172	59,486	(2,173)	6,070	916,487
Great-West Templeton Global Bond Fund Initial Class	29,114	73,431	285,987	85,378	1,897	14,752	283,865

					$331,866	$588,843	$38,472,842

Annual Report - December 31, 2012

Great-West Lifetime 2045 Fund I
Affiliate	Shares Held 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2012
Great-West American Century Growth Fund Initial Class	234,048	$1,730,720	$1,293,697	$609,091	$81,119	$29,097	$2,523,042
Great-West Bond Index Fund Initial Class	333,157	2,426,354	3,027,452	802,279	14,161	96,271	4,634,207
Great-West Federated Bond Fund Initial Class	423,213	2,426,998	2,938,278	733,733	22,261	125,942	4,634,185
Great-West International Index Fund Initial Class	845,444	4,764,616	3,580,616	1,298,492	(116,145)	163,273	8,141,624
Great-West Invesco ADR Fund Initial Class	—	1,309,587	794,586	2,315,313	(79,574)	425	—
Great-West Janus Large Cap Growth Fund Initial Class	285,552	1,419,390	1,103,612	382,369	(71,534)	11,525	2,524,280
Great-West Loomis Sayles Small Cap Value Fund Initial Class	58,562	822,665	627,398	192,734	66,766	9,918	1,314,706
Great-West MFS International Growth Fund Initial Class	162,811	1,070,330	815,755	276,443	6,343	20,790	1,829,996
Great-West MFS International Value Fund Initial Class	252,626	—	2,287,831	86,026	750	18,380	2,240,796
Great-West Putnam Equity Income Fund Initial Class	271,528	1,733,223	1,265,187	262,553	15,531	52,555	3,079,133
Great-West Putnam High Yield Bond Fund Initial Class	209,306	608,641	1,284,043	179,808	12,083	72,210	1,749,799
Great-West Real Estate Index Fund Initial Class	152,071	—	1,586,284	64,592	2,398	5,245	1,580,017
Great-West S&P 500® Index Fund Initial Class	876,235	6,305,621	4,873,821	698,170	184,475	163,212	11,172,003
Great-West S&P Mid Cap 400® Index Fund Initial Class	437,945	2,698,332	2,093,742	424,732	30,200	67,362	4,804,262
Great-West S&P Small Cap 600® Index Fund Initial Class	419,266	2,529,882	2,055,147	665,759	196,263	61,053	4,050,109
Great-West T. Rowe Price Equity Income Fund Initial Class	188,552	1,417,826	1,634,081	180,908	42,522	53,496	3,079,052
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	67,024	472,572	770,774	80,632	5,302	8,003	1,176,948
Great-West Templeton Global Bond Fund Initial Class	119,871	806,362	668,383	370,911	4,151	60,439	1,168,738

					$417,072	$1,019,196	$59,702,897

Annual Report - December 31, 2012

Great-West Lifetime 2045 Fund II
Affiliate	Shares Held 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2012
Great-West American Century Growth Fund Initial Class	988,322	$5,894,636	$6,261,032	$1,857,666	$269,756	$117,779	$10,654,114
Great-West Bond Index Fund Initial Class	647,637	3,948,102	6,084,354	983,614	32,250	179,540	9,008,633
Great-West Federated Bond Fund Initial Class	822,607	3,948,622	5,928,105	879,529	28,763	235,407	9,007,541
Great-West International Index Fund Initial Class	3,548,119	16,198,963	16,213,738	2,173,054	(202,404)	665,529	34,168,385
Great-West Invesco ADR Fund Initial Class	—	4,464,375	3,779,518	8,934,074	(199,920)	1,724	—
Great-West Janus Large Cap Growth Fund Initial Class	1,203,750	5,051,297	5,200,005	977,655	(222,823)	46,984	10,641,147
Great-West Loomis Sayles Small Cap Value Fund Initial Class	248,601	2,800,180	2,929,074	454,227	146,862	40,120	5,581,082
Great-West MFS International Growth Fund Initial Class	689,937	3,633,419	3,749,408	478,002	(3,774)	84,742	7,754,894
Great-West MFS International Value Fund Initial Class	1,055,132	—	9,251,936	50,224	(480)	74,805	9,359,024
Great-West Putnam Equity Income Fund Initial Class	1,142,413	5,900,395	6,069,997	351,595	13,130	212,085	12,954,959
Great-West Putnam High Yield Bond Fund Initial Class	406,087	990,561	2,557,054	228,783	9,783	136,489	3,394,883
Great-West Real Estate Index Fund Initial Class	568,315	—	5,740,963	53,167	1,894	19,034	5,904,793
Great-West S&P 500® Index Fund Initial Class	3,688,450	21,386,737	23,710,677	1,012,304	163,761	655,979	47,027,733
Great-West S&P Mid Cap 400® Index Fund Initial Class	1,844,569	9,184,244	9,869,458	498,295	30,751	272,444	20,234,921
Great-West S&P Small Cap 600® Index Fund Initial Class	1,776,722	8,607,924	9,424,112	1,608,202	432,933	246,434	17,163,137
Great-West T. Rowe Price Equity Income Fund Initial Class	792,900	4,824,292	7,462,476	224,475	43,037	215,380	12,948,052
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	283,636	1,611,486	3,421,734	94,178	6,209	32,543	4,980,648
Great-West Templeton Global Bond Fund Initial Class	233,855	1,304,945	1,493,006	634,075	1,782	114,140	2,280,086

					$551,510	$3,351,158	$223,064,032

Annual Report - December 31, 2012

Great-West Lifetime 2045 Fund III
Affiliate	Shares Held 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2012
Great-West American Century Growth Fund Initial Class	103,736	$193,142	$1,169,167	$245,295	$46,681	$12,820	$1,118,278
Great-West Bond Index Fund Initial Class	38,181	72,687	572,683	111,663	1,973	11,753	531,102
Great-West Federated Bond Fund Initial Class	48,499	72,696	563,537	104,141	2,623	15,211	531,066
Great-West International Index Fund Initial Class	374,583	530,717	3,102,301	342,222	6,610	70,651	3,607,235
Great-West Invesco ADR Fund Initial Class	—	146,272	835,088	990,131	20,408	202	—
Great-West Janus Large Cap Growth Fund Initial Class	126,673	170,204	959,553	136,361	(21,425)	4,972	1,119,792
Great-West Loomis Sayles Small Cap Value Fund Initial Class	26,049	91,708	556,301	79,589	16,746	4,427	584,810
Great-West MFS International Growth Fund Initial Class	72,492	119,330	699,528	73,867	5,213	9,019	814,807
Great-West MFS International Value Fund Initial Class	111,590	—	993,187	19,901	(237)	7,953	989,806
Great-West Putnam Equity Income Fund Initial Class	120,289	193,270	1,120,698	69,842	6,081	23,551	1,364,075
Great-West Putnam High Yield Bond Fund Initial Class	24,132	18,067	204,711	24,431	1,442	8,539	201,741
Great-West Real Estate Index Fund Initial Class	56,534	—	572,920	7,403	262	1,904	587,392
Great-West S&P 500® Index Fund Initial Class	387,438	702,687	4,184,389	228,153	19,399	73,238	4,939,829
Great-West S&P Mid Cap 400® Index Fund Initial Class	194,140	301,136	1,844,549	136,111	15,819	30,091	2,129,714
Great-West S&P Small Cap 600® Index Fund Initial Class	186,183	282,790	1,778,626	293,610	42,780	27,255	1,798,529
Great-West T. Rowe Price Equity Income Fund Initial Class	83,469	158,100	1,174,932	55,680	3,633	24,100	1,363,046
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	29,741	53,477	495,301	24,119	(113)	3,457	522,253
Great-West Templeton Global Bond Fund Initial Class	13,723	24,355	160,066	54,014	1,806	7,227	133,799

					$169,701	$336,370	$22,337,274

Annual Report - December 31, 2012

Great-West Lifetime 2055 Fund I
Affiliate	Shares Held 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2012
Great-West American Century Growth Fund Initial Class	58,175	$465,351	$381,190	$241,634	$28,125	$7,707	$627,124
Great-West Bond Index Fund Initial Class	73,691	603,004	760,299	327,203	12,249	23,425	1,025,037
Great-West Federated Bond Fund Initial Class	93,627	603,081	738,588	313,708	10,945	30,514	1,025,215
Great-West International Index Fund Initial Class	240,616	1,478,192	1,172,210	685,241	(56,187)	49,238	2,317,133
Great-West Invesco ADR Fund Initial Class	—	407,723	278,501	752,671	(26,847)	135	—
Great-West Janus Large Cap Growth Fund Initial Class	71,009	383,280	335,063	226,568	(52,718)	3,027	627,722
Great-West Loomis Sayles Small Cap Value Fund Initial Class	16,611	254,933	200,722	92,783	27,924	3,021	372,919
Great-West MFS International Growth Fund Initial Class	46,488	332,269	264,080	141,683	1,102	6,286	522,531
Great-West MFS International Value Fund Initial Class	71,810	—	694,723	68,306	1,029	5,541	636,953
Great-West Putnam Equity Income Fund Initial Class	67,540	466,367	381,345	166,907	10,656	14,031	765,904
Great-West Putnam High Yield Bond Fund Initial Class	46,291	151,848	312,204	87,173	2,785	17,398	386,997
Great-West Real Estate Index Fund Initial Class	36,443	—	410,435	45,583	1,671	1,332	378,644
Great-West S&P 500® Index Fund Initial Class	218,189	1,695,741	1,464,965	489,454	124,103	43,642	2,781,909
Great-West S&P Mid Cap 400® Index Fund Initial Class	108,772	726,303	616,348	255,906	17,862	17,995	1,193,225
Great-West S&P Small Cap 600® Index Fund Initial Class	118,694	786,289	655,106	322,948	72,207	18,594	1,146,580
Great-West T. Rowe Price Equity Income Fund Initial Class	46,894	381,462	475,724	131,641	26,817	14,313	765,777
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	16,660	127,578	217,978	57,542	739	2,101	292,551
Great-West Templeton Global Bond Fund Initial Class	31,364	242,982	218,339	177,811	(1,518)	17,576	305,802

					$200,944	$275,876	$15,172,023

Annual Report - December 31, 2012

Great-West Lifetime 2055 Fund II
Affiliate	Shares Held 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2012
Great-West American Century Growth Fund Initial Class	201,235	$1,258,496	$1,402,722	$546,398	$72,087	$24,048	$2,169,313
Great-West Bond Index Fund Initial Class	124,280	796,614	1,278,606	330,372	16,045	34,616	1,728,741
Great-West Federated Bond Fund Initial Class	157,866	796,693	1,249,563	313,790	12,510	45,357	1,728,636
Great-West International Index Fund Initial Class	830,902	3,970,325	4,347,375	1,325,854	(149,186)	155,775	8,001,581
Great-West Invesco ADR Fund Initial Class	—	1,091,345	1,002,155	2,260,773	(57,123)	414	—
Great-West Janus Large Cap Growth Fund Initial Class	245,387	1,069,911	1,179,548	416,098	(102,969)	9,398	2,169,221
Great-West Loomis Sayles Small Cap Value Fund Initial Class	57,568	689,569	733,402	185,655	51,262	9,369	1,292,397
Great-West MFS International Growth Fund Initial Class	161,342	892,298	985,862	268,551	(7,806)	19,894	1,813,481
Great-West MFS International Value Fund Initial Class	248,299	—	2,185,825	19,912	(94)	17,547	2,202,416
Great-West Putnam Equity Income Fund Initial Class	233,365	1,258,944	1,411,393	288,860	9,549	43,335	2,646,362
Great-West Putnam High Yield Bond Fund Initial Class	78,574	200,798	522,044	82,163	895	26,357	656,879
Great-West Real Estate Index Fund Initial Class	109,295	—	1,107,719	13,707	528	3,659	1,135,575
Great-West S&P 500® Index Fund Initial Class	749,346	4,590,047	5,338,820	814,848	197,003	133,960	9,554,161
Great-West S&P Mid Cap 400® Index Fund Initial Class	376,028	1,961,583	2,198,415	361,969	21,151	55,828	4,125,026
Great-West S&P Small Cap 600® Index Fund Initial Class	411,244	2,119,186	2,353,954	635,794	140,570	57,531	3,972,620
Great-West T. Rowe Price Equity Income Fund Initial Class	162,032	1,028,718	1,662,447	202,898	30,962	44,026	2,645,974
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	57,769	342,132	730,544	66,497	837	6,646	1,014,426
Great-West Templeton Global Bond Fund Initial Class	52,939	319,117	386,460	221,482	(4,572)	26,466	516,157

					$231,649	$714,226	$47,372,966

Annual Report - December 31, 2012

Great-West Lifetime 2055 Fund III
Affiliate	Shares Held 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2012
Great-West American Century Growth Fund Initial Class	9,514	$32,909	$105,726	$34,699	$5,334	$1,132	$102,565
Great-West Bond Index Fund Initial Class	3,563	12,598	52,859	15,403	375	998	49,556
Great-West Federated Bond Fund Initial Class	4,525	12,601	52,042	14,743	430	1,306	49,550
Great-West International Index Fund Initial Class	39,345	104,246	340,884	104,943	(4,190)	7,372	378,889
Great-West Invesco ADR Fund Initial Class	—	28,720	74,069	106,494	480	19	—
Great-West Janus Large Cap Growth Fund Initial Class	11,613	27,855	91,787	31,619	(5,708)	453	102,658
Great-West Loomis Sayles Small Cap Value Fund Initial Class	2,714	18,005	59,026	18,140	1,714	439	60,930
Great-West MFS International Growth Fund Initial Class	7,599	23,376	76,864	22,495	(44)	941	85,417
Great-West MFS International Value Fund Initial Class	11,740	—	109,820	7,208	(62)	830	104,130
Great-West Putnam Equity Income Fund Initial Class	11,065	32,932	109,412	25,475	2,621	2,038	125,481
Great-West Putnam High Yield Bond Fund Initial Class	2,271	3,170	19,553	3,954	156	756	18,985
Great-West Real Estate Index Fund Initial Class	4,682	—	47,323	386	14	157	48,649
Great-West S&P 500® Index Fund Initial Class	35,557	119,889	405,035	88,057	8,299	6,293	453,358
Great-West S&P Mid Cap 400® Index Fund Initial Class	17,802	51,351	175,176	41,245	2,523	2,610	195,292
Great-West S&P Small Cap 600® Index Fund Initial Class	19,457	55,333	185,017	58,012	3,302	2,701	187,955
Great-West T. Rowe Price Equity Income Fund Initial Class	7,683	26,935	116,832	23,880	2,127	2,068	125,469
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	2,738	8,990	46,827	7,925	(392)	316	48,077
Great-West Templeton Global Bond Fund Initial Class	1,507	5,082	17,113	7,998	96	746	14,694

					$17,075	$31,175	$2,151,655

3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the year ended December 31, 2012, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
Great-West Lifetime 2015 Fund I	$138,318,138	$60,898,618
Great-West Lifetime 2015 Fund II	482,517,230	193,779,803
Great-West Lifetime 2015 Fund III	26,731,961	13,777,492
Great-West Lifetime 2025 Fund I	150,575,077	62,925,576
Great-West Lifetime 2025 Fund II	571,848,972	197,761,118
Great-West Lifetime 2025 Fund III	51,007,354	15,339,183
Great-West Lifetime 2035 Fund I	97,363,228	41,789,291
Great-West Lifetime 2035 Fund II	361,290,645	105,692,542
Great-West Lifetime 2035 Fund III	48,720,894	12,151,575
Great-West Lifetime 2045 Fund I	46,190,016	18,749,500
Great-West Lifetime 2045 Fund II	185,526,339	46,542,831
Great-West Lifetime 2045 Fund III	30,612,534	6,104,366
Great-West Lifetime 2055 Fund I	13,976,527	8,165,935
Great-West Lifetime 2055 Fund II	44,439,651	15,901,272
Great-West Lifetime 2055 Fund III	3,087,395	1,064,736

Annual Report - December 31, 2012

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2012 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Great-West Lifetime 2015 Fund I	$194,231,756	$4,557,922	$ (1,438,804)	$3,119,118
Great-West Lifetime 2015 Fund II	701,752,337	19,895,484	(5,169,229)	14,726,255
Great-West Lifetime 2015 Fund III	23,553,194	652,035	(116,821)	535,214
Great-West Lifetime 2025 Fund I	233,987,313	7,912,403	(1,968,068)	5,944,335
Great-West Lifetime 2025 Fund II	900,583,528	40,321,571	(11,295,773)	29,025,798
Great-West Lifetime 2025 Fund III	52,587,395	2,366,589	(194,643)	2,171,946
Great-West Lifetime 2035 Fund I	164,760,893	7,395,474	(1,564,190)	5,831,284
Great-West Lifetime 2035 Fund II	609,043,243	32,260,325	(5,901,206)	26,359,119
Great-West Lifetime 2035 Fund III	49,695,996	2,885,369	(160,316)	2,725,053
Great-West Lifetime 2045 Fund I	77,452,963	3,914,519	(730,373)	3,184,146
Great-West Lifetime 2045 Fund II	294,116,673	15,412,806	(2,660,874)	12,751,932
Great-West Lifetime 2045 Fund III	29,501,498	1,647,039	(85,284)	1,561,755
Great-West Lifetime 2055 Fund I	20,394,207	826,048	(166,615)	659,433
Great-West Lifetime 2055 Fund II	64,550,907	2,847,503	(513,669)	2,333,834
Great-West Lifetime 2055 Fund III	2,973,401	100,296	(12,151)	88,145

5. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales and distribution adjustments. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by each Fund.

For the year ended December 31, 2012, each Fund reclassified permanent book and tax differences of:

	Paid-in Capital		Overdistributed Net Investment Income	Accumulated Net Realized Gain on Investments
Great-West Lifetime 2015 Fund I	$	–	$274,866	$(274,866)
Great-West Lifetime 2015 Fund II		–	614,234	(614,234)
Great-West Lifetime 2015 Fund III		–	441,473	(441,473)
Great-West Lifetime 2025 Fund I		–	206,852	(206,852)
Great-West Lifetime 2025 Fund II		–	720,501	(720,501)
Great-West Lifetime 2025 Fund III		–	315,829	(315,829)
Great-West Lifetime 2035 Fund I		–	174,415	(174,415)
Great-West Lifetime 2035 Fund II		3	569,342	(569,345)
Great-West Lifetime 2035 Fund III		–	391,499	(391,499)
Great-West Lifetime 2045 Fund I		–	86,882	(86,882)
Great-West Lifetime 2045 Fund II		–	269,096	(269,096)
Great-West Lifetime 2045 Fund III		(8)	213,256	(213,248)
Great-West Lifetime 2055 Fund I		–	26,361	(26,361)
Great-West Lifetime 2055 Fund II		–	78,040	(78,040)
Great-West Lifetime 2055 Fund III		–	10,017	(10,017)

Annual Report - December 31, 2012

The tax character of distributions paid during the years ended December 31, 2012 and 2011 were as follows:

	2012	2011
Great-West Lifetime 2015 Fund I
Distributions paid from:
Ordinary Income	$4,694,923	$5,865,522
Long-term capital gain	3,058,751	1,187,719

	$7,753,674	$7,053,241

	2012	2011
Great-West Lifetime 2015 Fund II
Distributions paid from:
Ordinary Income	$15,013,203	$16,435,889
Long-term capital gain	11,627,744	2,673,336

	$26,640,947	$19,109,225

	2012	2011
Great-West Lifetime 2015 Fund III
Distributions paid from:
Ordinary Income	$963,496	$331,360
Long-term capital gain	276,163	99,888

	$1,239,659	$431,248

	2012	2011
Great-West Lifetime 2025 Fund I
Distributions paid from:
Ordinary Income	$5,206,989	$7,358,769
Long-term capital gain	3,991,236	1,378,291

	$9,198,225	$8,737,060

	2012	2011
Great-West Lifetime 2025 Fund II
Distributions paid from:
Ordinary Income	$17,412,307	$19,205,506
Long-term capital gain	14,596,225	5,821,408

	$32,008,532	$25,026,914

	2012	2011
Great-West Lifetime 2025 Fund III
Distributions paid from:
Ordinary Income	$1,260,529	$586,885
Long-term capital gain	417,405	72,000

	$1,677,934	$658,885

	2012	2011
Great-West Lifetime 2035 Fund I
Distributions paid from:
Ordinary Income	$3,200,888	$5,202,913
Long-term capital gain	3,032,758	1,082,078

	$6,233,646	$6,284,991

Annual Report - December 31, 2012

	2012	2011
Great-West Lifetime 2035 Fund II
Distributions paid from:
Ordinary Income	$9,957,048	$13,167,148
Long-term capital gain	8,839,109	4,235,468

	$18,796,157	$17,402,616

	2012	2011
Great-West Lifetime 2035 Fund III
Distributions paid from:
Ordinary Income	$1,158,308	$406,847
Long-term capital gain	431,978	46,200

	$1,590,286	$453,047

	2012	2011
Great-West Lifetime 2045 Fund I
Distributions paid from:
Ordinary Income	$1,372,086	$2,227,841
Long-term capital gain	1,278,410	591,505

	$2,650,496	$2,819,346

	2012	2011
Great-West Lifetime 2045 Fund II
Distributions paid from:
Ordinary Income	$4,486,725	$5,256,924
Long-term capital gain	3,940,693	1,905,980

	$8,427,418	$7,162,904

	2012	2011
Great-West Lifetime 2045 Fund III
Distributions paid from:
Ordinary Income	$654,452	$139,244
Long-term capital gain	169,006	21,347

	$823,458	$160,591

	2012	2011
Great-West Lifetime 2055 Fund I
Distributions paid from:
Ordinary Income	$377,741	$836,065
Long-term capital gain	454,021	132,808

	$831,762	$968,873

	2012	2011
Great-West Lifetime 2055 Fund II
Distributions paid from:
Ordinary Income	$983,342	$1,403,348
Long-term capital gain	1,133,358	236,508

	$2,116,700	$1,639,856

Annual Report - December 31, 2012

	2012	2011
Great-West Lifetime 2055 Fund III
Distributions paid from:
Ordinary Income	$50,275	$10,529
Long-term capital gain	41,154	1,210

	$91,429	$11,739

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Great-West Lifetime 2015 Fund I
Undistributed ordinary income	$418,022
Undistributed capital gains	2,742,757

Net accumulated earnings	3,160,779

Net unrealized appreciation on investments	3,119,118
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$6,279,897

Great-West Lifetime 2015 Fund II
Undistributed ordinary income	$1,667,663
Undistributed capital gains	9,730,789

Net accumulated earnings	11,398,452

Net unrealized appreciation on investments	14,726,255
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$26,124,707

Great-West Lifetime 2015 Fund III
Undistributed ordinary income	$153,788
Undistributed capital gains	322,915

Net accumulated earnings	476,703

Net unrealized appreciation on investments	535,214
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$1,011,917

Great-West Lifetime 2025 Fund I
Undistributed ordinary income	$462,307
Undistributed capital gains	3,295,262

Net accumulated earnings	3,757,569

Net unrealized appreciation on investments	5,944,335
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$9,701,904

Annual Report - December 31, 2012

Great-West Lifetime 2025 Fund II
Undistributed ordinary income	$1,788,036
Undistributed capital gains	12,214,041

Net accumulated earnings	14,002,077

Net unrealized appreciation on investments	29,025,798
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$43,027,875

Great-West Lifetime 2025 Fund III
Undistributed ordinary income	$123,736
Undistributed capital gains	667,977

Net accumulated earnings	791,713

Net unrealized appreciation on investments	2,171,946
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$2,963,659

Great-West Lifetime 2035 Fund I
Undistributed ordinary income	$286,743
Undistributed capital gains	2,512,008

Net accumulated earnings	2,798,751

Net unrealized appreciation on investments	5,831,284
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$8,630,035

Great-West Lifetime 2035 Fund II
Undistributed ordinary income	$927,801
Undistributed capital gains	7,928,504

Net accumulated earnings	8,856,305

Net unrealized appreciation on investments	26,359,119
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$35,215,424

Great-West Lifetime 2035 Fund III
Undistributed ordinary income	$113,955
Undistributed capital gains	718,241

Net accumulated earnings	832,196

Net unrealized appreciation on investments	2,725,053
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$3,557,249

Great-West Lifetime 2045 Fund I
Undistributed ordinary income	$112,394
Undistributed capital gains	1,242,500

Net accumulated earnings	1,354,894

Net unrealized appreciation on investments	3,184,146
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$4,539,040

Annual Report - December 31, 2012

Great-West Lifetime 2045 Fund II
Undistributed ordinary income	$365,677
Undistributed capital gains	3,890,368

Net accumulated earnings	4,256,045

Net unrealized appreciation on investments	12,751,932
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$17,007,977

Great-West Lifetime 2045 Fund III
Undistributed ordinary income	$71,535
Undistributed capital gains	400,783

Net accumulated earnings	472,318

Net unrealized appreciation on investments	1,561,755
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$2,034,073

Great-West Lifetime 2055 Fund I
Undistributed ordinary income	$31,024
Undistributed capital gains	439,647

Net accumulated earnings	470,671

Net unrealized appreciation on investments	659,433
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$1,130,104

Great-West Lifetime 2055 Fund II
Undistributed ordinary income	$62,269
Undistributed capital gains	866,385

Net accumulated earnings	928,654

Net unrealized appreciation on investments	2,333,834
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$3,262,488

Great-West Lifetime 2055 Fund III
Undistributed ordinary income	$13,996
Undistributed capital gains	26,691

Net accumulated earnings	40,687

Net unrealized appreciation on investments	88,145
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$128,832

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

Annual Report - December 31, 2012

6. TAX INFORMATION (unaudited)

The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:

	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West Lifetime 2015 Fund I	$24,255	$312,497
Great-West Lifetime 2015 Fund II	117,169	1,508,606
Great-West Lifetime 2015 Fund III	4,867	62,692
Great-West Lifetime 2025 Fund I	50,295	635,903
Great-West Lifetime 2025 Fund II	257,341	3,252,054
Great-West Lifetime 2025 Fund III	18,559	234,414
Great-West Lifetime 2035 Fund I	60,497	750,210
Great-West Lifetime 2035 Fund II	270,776	3,358,257
Great-West Lifetime 2035 Fund III	24,575	304,620
Great-West Lifetime 2045 Fund I	37,726	459,203
Great-West Lifetime 2045 Fund II	158,525	1,928,324
Great-West Lifetime 2045 Fund III	16,739	203,703
Great-West Lifetime 2055 Fund I	11,187	133,612
Great-West Lifetime 2055 Fund II	38,682	461,920
Great-West Lifetime 2055 Fund III	1,827	21,834

Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2012, the following are the percentages that qualify for the dividend received deduction available to each Fund’s corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Lifetime 2015 Fund I	11%
Great-West Lifetime 2015 Fund II	15%
Great-West Lifetime 2015 Fund III	10%
Great-West Lifetime 2025 Fund I	16%
Great-West Lifetime 2025 Fund II	24%
Great-West Lifetime 2025 Fund III	25%
Great-West Lifetime 2035 Fund I	27%
Great-West Lifetime 2035 Fund II	18%
Great-West Lifetime 2035 Fund III	30%
Great-West Lifetime 2045 Fund I	33%
Great-West Lifetime 2045 Fund II	40%
Great-West Lifetime 2045 Fund III	30%
Great-West Lifetime 2055 Fund I	32%
Great-West Lifetime 2055 Fund II	39%
Great-West Lifetime 2055 Fund III	30%

Annual Report - December 31, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West Lifetime 2015 Fund I (formerly, Maxim Lifetime 2015 Portfolio I), Great-West Lifetime 2025 Fund I (formerly, Maxim Lifetime 2025 Portfolio I), Great-West Lifetime 2035 Fund I (formerly, Maxim Lifetime 2035 Portfolio I), Great-West Lifetime 2045 Fund I (formerly, Maxim Lifetime 2045 Portfolio I), Great-West Lifetime 2055 Fund I (formerly, Maxim Lifetime 2055 Portfolio I), Great-West Lifetime 2015 Fund II (formerly, Maxim Lifetime 2015 Portfolio II), Great-West Lifetime 2025 Fund II (formerly, Maxim Lifetime 2025 Portfolio II), Great-West Lifetime 2035 Fund II (formerly, Maxim Lifetime 2035 Portfolio II), Great-West Lifetime 2045 Fund II (formerly, Maxim Lifetime 2045 Portfolio II), Great-West Lifetime 2055 Fund II (formerly, Maxim Lifetime 2055 Portfolio II), Great-West Lifetime 2015 Fund III (formerly, Maxim Lifetime 2015 Portfolio III), Great-West Lifetime 2025 Fund III (formerly, Maxim Lifetime 2025 Portfolio III), Great-West Lifetime 2035 Fund III (formerly, Maxim Lifetime 2035 Portfolio III), Great-West Lifetime 2045 Fund III (formerly, Maxim Lifetime 2045 Portfolio III), and Great-West Lifetime 2055 Fund III (formerly, Maxim Lifetime 2055 Portfolio III), each a fund of Great-West Funds, Inc. (formerly, Maxim Series Fund, Inc.) (the “Great-West Funds”) as of December 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from May 1, 2009 (inception) to December 31, 2009. These financial statements and financial highlights are the responsibility of Great-West Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Great-West Funds is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Great-West Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with transfer agent and mutual fund companies, where replies were not received from the mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of Great-West Lifetime 2015 Fund I, Great-West Lifetime 2025 Fund I, Great-West Lifetime 2035 Fund I, Great-West Lifetime 2045 Fund I, Great-West Lifetime 2055 Fund I, Great-West Lifetime 2015 Fund II, Great-West Lifetime 2025 Fund II, Great-West Lifetime 2035 Fund II, Great-West Lifetime 2045 Fund II, Great-West Lifetime 2055 Fund II, Great-West Lifetime 2015 Fund III, Great-West Lifetime

2025 Fund III, Great-West Lifetime 2035 Fund III, Great-West Lifetime 2045 Fund III, and Great-West Lifetime 2055 Fund III of Great-West Funds, Inc. as of December 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from May 1, 2009 (inception) to December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 22, 2013

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of Great-West Funds’ business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting Great-West Funds, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 64 funds, each of which is a series of Great-West Funds. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	64	Director, Guaranty Bancorp

Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	64	Director, Guaranty Bancorp
Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	64	N/A
Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	64	N/A

Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	64	N/A
Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)	Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A

John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great- West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Jill A. Kerschen 8515 East Orchard Road, Greenwood Village, CO 80111 1975	Assistant Treasurer	Since 2008	Senior Manager, Fund Financial & Tax Reporting, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010

Assistant Vice President

& Counsel, Great-West

Life & Annuity Insurance

Company; Assistant Vice

President, Counsel &

Secretary, Great-West

Capital Management,

LLC; formerly, Assistant

Secretary, Great-West

Capital Management, LLC

and Great-West Funds

				N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)

Vice President,

Investment Operations,

Great-West Life & Annuity

Insurance Company and

Great-West Life & Annuity

Insurance Company of

New York; Vice President

and Treasurer, GWFS

Equities, Inc. and Great-

West Trust Company,

LLC; Chief Financial

Officer & Treasurer,

Great-West Capital

Management, LLC;

formerly Investment

Operations Compliance

Officer, Great-West

Capital Management, LLC

and Great-West Funds

				N/A	N/A

David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Managing Counsel, Great-West Life & Annuity Insurance Company; Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either Great-West Funds or Great-West Capital Management, LLC.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Fund Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.  CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees.   The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $610,000 for fiscal year 2011 and $638,800 for fiscal year 2012.

(b)

Audit-Related Fees.   The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2011 and $79,500 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.   The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $263,400 for fiscal year 2011 and $0 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees.   There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.   The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.   The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities.   The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.   The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2011 equaled $2,329,700 and for fiscal year 2012 equaled $1,680,600.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

(a)         (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 26, 2013